UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04852

The Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio			43219
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2014

Item 1. Reports to Stockholders.

April 30, 2014

Semi Annual Report

Dividend Growth Fund

Established Value Fund

Special Value Fund

Small Company Opportunity Fund

Large Cap Growth Fund

Select Fund

Balanced Fund

Investment Grade Convertible Fund

Fund for Income

National Municipal Bond Fund

Ohio Municipal Bond Fund

International Fund

International Select Fund

Global Equity Fund

Emerging Markets Small Cap Fund

The Victory Portfolios

Table of Contents

Shareholder Letter	5
Financial Statements
The Victory Equity Funds
Dividend Growth Fund
Schedule of Portfolio Investments	7
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16-20
Established Value Fund
Schedule of Portfolio Investments	9
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	21-25
Special Value Fund
Schedule of Portfolio Investments	26
Statement of Assets and Liabilities	36
Statement of Operations	38
Statements of Changes in Net Assets	40
Financial Highlights	44-48
Small Company Opportunity Fund
Schedule of Portfolio Investments	29
Statement of Assets and Liabilities	36
Statement of Operations	38
Statements of Changes in Net Assets	40
Financial Highlights	49-52
Large Cap Growth Fund
Schedule of Portfolio Investments	32
Statement of Assets and Liabilities	37
Statement of Operations	39
Statements of Changes in Net Assets	41
Financial Highlights	53-57
Select Fund
Schedule of Portfolio Investments	34
Statement of Assets and Liabilities	37
Statement of Operations	39
Statements of Changes in Net Assets	41
Financial Highlights	58-59
The Victory Hybrid Funds
Balanced Fund
Schedule of Portfolio Investments	60
Statement of Assets and Liabilities	66
Statement of Operations	67
Statements of Changes in Net Assets	68
Financial Highlights	70-73

Table of Contents (continued)

Investment Grade Convertible Fund
Schedule of Portfolio Investments	63
Statement of Assets and Liabilities	66
Statement of Operations	67
Statements of Changes in Net Assets	68
Financial Highlights	74-75
The Victory Taxable Fixed Income Funds
Fund for Income
Schedule of Portfolio Investments	76
Statement of Assets and Liabilities	79
Statement of Operations	80
Statements of Changes in Net Assets	81
Financial Highlights	83-87
The Victory Tax-Exempt Fixed Income Funds
National Municipal Bond Fund
Schedule of Portfolio Investments	88
Statement of Assets and Liabilities	95
Statement of Operations	96
Statements of Changes in Net Assets	97
Financial Highlights	99-100
Ohio Municipal Bond Fund
Schedule of Portfolio Investments	92
Statement of Assets and Liabilities	95
Statement of Operations	96
Statements of Changes in Net Assets	97
Financial Highlights	101
The Victory International Funds
International Fund
Schedule of Portfolio Investments	102
Statement of Assets and Liabilities	122
Statement of Operations	124
Statements of Changes in Net Assets	126
Financial Highlights	130-135
International Select Fund
Schedule of Portfolio Investments	108
Statement of Assets and Liabilities	122
Statement of Operations	124
Statements of Changes in Net Assets	126
Financial Highlights	136-140
Global Equity Fund
Schedule of Portfolio Investments	112
Statement of Assets and Liabilities	123
Statement of Operations	125
Statements of Changes in Net Assets	127
Financial Highlights	141-144

Emerging Markets Small Cap Fund
Schedule of Portfolio Investments	117
Statement of Assets and Liabilities	123
Statement of Operations	125
Statements of Changes in Net Assets	127
Financial Highlights	145-147
Notes to Financial Statements	148
Supplemental Information
Trustee and Officer Information	163
Proxy Voting and Form N-Q Information	166
Expense Examples	166
Portfolio Holdings	171
Advisory Contract Approval	174

The Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Letter to Our Shareholders

The U.S. equity markets closed out an already strong 2013 with a powerful fourth quarter rally, bringing the full year total return for the S&P 500® to 32.4%, one of 33 times since 1926 that the index has risen over 20%. Underlying the sizeable gains was a reduction in the level of fear that has acted as an overhang for the global markets in recent years. While earnings growth registering in the mid-single digits provided a constructive backdrop, it was investors' willingness to once again value stocks in a manner more consistent with historical precedent that drove the lion's share of gains.

Entering 2014, most experts agreed that broad market gains from a return to more normalized valuations had largely played out. While the choppiness that has characterized the equity markets thus far this year has supported this expectation, pundits have proven far less prophetic on their call for a steady rise in interest rates. In fact, quite the opposite has happened as rates have defied the consensus by moving sharply lower. As a result, fixed income has provided stiff competition for equities with the Barclays U.S. Aggregate Bond Index returning 2.7% through April compared to a return of 2.6% for the S&P 500.

The unexciting year-to-date return figure for the S&P 500 is not reflective of the turbulence and cross currents beneath the surface, however. So far 2014 has provided a stark contrast to the broad-based, steady climb up of 2013, with high volatility and widely divergent performance among sectors, style factors and individual equities. Following a correction of approximately 6% to begin the year, equity markets resumed an upward trajectory in early February, notching new all-time highs on several occasions before a pullback near quarter-end featuring the high growth and momentum stocks that led for the first two months of the year.

April and the first part of May witnessed a continuation of the pattern of lower rates and liquidation of high growth and small cap equities, ostensibly owing to elevated valuations. Instead, investor favor has returned to areas of the market perceived as offering value, including large cap, late cycle and dividend-paying stocks. The result has been a dispersion of S&P 500 stock returns among the highest in 30 years through the first several months of the year with contributions to market performance highly concentrated among a narrow set of issues. Said simply, there has been no shortage of tactical challenges for investors to navigate. That said, we believe that maintaining a long-term view and building a portfolio that is diversified across asset classes is an appropriate strategy for investors seeking to weather the continued market turbulence.

Commitment to Our Shareholders

As a firm, our mission is to earn our clients' trust by consistently exceeding expectations through a relentless focus on quality, performance and service.

•  Consistent Performance and Investment Quality

Our dedicated investment teams maintain investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

•  Client Service Excellence

Our approach is simple: communication is complete, honest, timely and straightforward — our goal is no surprises.

•  Empowerment, Ownership and Accountability

Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high-quality investment products and services.

We appreciate your confidence in the Victory Funds. If you have questions or would like further information, please feel free to contact us at 800-539-3863 or via our website at www.vcm.com.

Michael Policarpo, II

President,
Victory Funds

The Victory Portfolios  Schedule of Portfolio Investments
Dividend Growth Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.6%)
Consumer Discretionary (13.5%):
CBS Corp., Class B	2,240	$129
Comcast Corp., Class A	5,060	263
McGraw-Hill Cos., Inc.	2,160	160
Starbucks Corp.	1,250	88
The Home Depot, Inc.	1,610	128
The Walt Disney Co.	1,720	137
TJX Cos., Inc.	1,770	103
		1,008
Consumer Staples (12.0%):
Anheuser-Busch InBev NV, ADR	1,530	162
Mondelez International, Inc.	2,780	99
Nu Skin Enterprises, Inc.	2,670	232
PepsiCo, Inc.	890	76
Philip Morris International, Inc.	1,650	141
Walgreen Co.	2,740	186
		896
Energy (11.0%):
Anadarko Petroleum Corp.	1,300	129
Baker Hughes, Inc.	1,930	135
BP PLC, ADR	2,770	140
Halliburton Co.	4,220	266
Occidental Petroleum Corp.	1,580	151
		821
Financials (13.6%):
Bank of America Corp.	7,200	109
BlackRock, Inc.	600	181
Capital One Financial Corp.	2,360	174
Citigroup, Inc.	3,010	144
CME Group, Inc.	1,880	132
JPMorgan Chase & Co.	2,600	146
MetLife, Inc.	2,640	138
		1,024
Health Care (14.9%):
Covidien PLC	1,300	92
Johnson & Johnson	1,420	144
Merck & Co., Inc.	2,140	125
Pfizer, Inc.	4,930	154
Roche Holdings Ltd., ADR	3,880	142
St. Jude Medical, Inc.	2,650	168
Thermo Fisher Scientific, Inc.	1,410	161
Zimmer Holdings, Inc.	1,280	124
		1,110

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Dividend Growth Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (11.4%):
Boeing Co.	1,220	$158
Honeywell International, Inc.	780	72
Koninklijke Philips NVR, NYS	4,030	129
Norfolk Southern Corp.	1,150	109
Siemens AG, ADR	820	108
Tyco International Ltd.	3,710	152
United Parcel Service, Inc., Class B	1,300	128
		856
Information Technology (13.3%):
Accenture PLC, Class A	1,080	87
Apple, Inc.	470	277
Cisco Systems, Inc.	4,410	102
Intel Corp.	6,530	174
Microsoft Corp.	4,060	164
QUALCOMM, Inc.	2,440	192
		996
Materials (7.9%):
Cabot Corp.	3,320	193
Ecolab, Inc.	1,180	123
Monsanto Co.	1,280	142
PPG Industries, Inc.	640	124
		582
Total Common Stocks (Cost $5,965)		7,293
Investment Companies (1.9%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (a)	140,292	140
Total Investment Companies (Cost $140)		140
Total Investments (Cost $6,105) — 99.5%		7,433
Other assets in excess of liabilities — 0.5%		35
NET ASSETS — 100.00%		$7,468

(a)  Rate disclosed is the daily yield on 4/30/14.

ADR — American Depositary Receipt

NYS — New York Registered Shares

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Established Value Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.2%)
Consumer Discretionary (13.6%):
Autoliv, Inc.	255,900	$26,097
Chico's FAS, Inc.	2,173,100	34,509
Gannett Co., Inc.	920,300	25,005
Harley-Davidson, Inc.	424,913	31,418
Johnson Controls, Inc.	627,000	28,302
Marriott International, Inc., Class A	698,600	40,470
Nordstrom, Inc.	428,300	26,246
Omnicom Group, Inc.	450,000	30,456
Penske Automotive Group, Inc.	318,599	14,611
Sally Beauty Co., Inc. (a)	991,100	27,166
		284,280
Consumer Staples (2.2%):
Casey's General Stores, Inc.	398,500	27,361
Ingredion, Inc.	260,800	18,373
		45,734
Energy (4.4%):
Cimarex Energy Co.	179,900	21,430
Devon Energy Corp.	737,800	51,645
Helmerich & Payne, Inc.	172,200	18,710
		91,785
Financials (20.5%):
Alexandria Real Estate Equities, Inc.	472,600	34,887
Alleghany Corp. (a)	80,200	32,720
City National Corp.	277,500	20,138
Cullen/Frost Bankers, Inc.	442,100	33,781
DDR Corp.	1,225,300	21,038
Fifth Third Bancorp	1,367,500	28,185
Invesco Ltd.	800,700	28,193
Jones Lang LaSalle, Inc.	397,300	46,043
Markel Corp. (a)	67,100	41,999
Marsh & McLennan Cos., Inc.	694,700	34,256
SunTrust Banks, Inc.	569,900	21,804
The Chubb Corp.	345,800	31,841
W.R. Berkley Corp.	430,600	19,050
Willis Group Holdings PLC	870,300	35,674
		429,609
Health Care (6.4%):
Becton Dickinson & Co.	288,000	32,553
CareFusion Corp. (a)	1,188,600	46,426
Hospira, Inc. (a)	195,100	8,936
Patterson Cos., Inc.	1,124,500	45,767
		133,682

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Established Value Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (23.0%):
Allison Transmission Holding, Inc.	1,286,100	$38,378
Avery Dennison Corp.	798,200	38,840
Cintas Corp.	551,800	32,518
Clean Harbors, Inc. (a)	301,900	18,114
Dover Corp.	276,300	23,872
Hubbell, Inc., Class B	156,400	18,411
Ingersoll-Rand PLC	365,200	21,839
Kennametal, Inc.	609,000	28,460
Masco Corp.	990,900	19,907
MasTec, Inc. (a)	748,700	29,634
Parker Hannifin Corp.	199,600	25,325
Republic Services, Inc.	1,043,200	36,606
Robert Half International, Inc.	657,800	29,469
Rockwell Automation, Inc.	207,300	24,706
Southwest Airlines Co.	1,518,300	36,697
TE Connectivity Ltd.	571,600	33,713
Xylem, Inc.	723,100	27,181
		483,670
Information Technology (12.6%):
Analog Devices, Inc.	748,500	38,391
Avnet, Inc.	699,572	30,173
Broadridge Financial Solutions, Inc.	895,300	34,326
Fidelity National Information Services, Inc.	613,100	32,758
Juniper Networks, Inc. (a)	1,338,200	33,040
KLA-Tencor Corp.	625,600	40,031
On Semiconductor Corp. (a)	3,162,700	29,761
Synopsys, Inc. (a)	692,100	26,037
		264,517
Materials (6.2%):
Bemis Co., Inc.	916,900	36,896
International Flavors & Fragrances, Inc.	222,300	21,901
Reliance Steel & Aluminum Co.	597,600	42,322
RPM International, Inc.	656,300	27,998
		129,117
Utilities (8.3%):
Alliant Energy Corp.	599,200	35,041
Atmos Energy Corp.	756,100	38,591
DTE Energy Co.	259,900	20,309
Energen Corp.	336,000	26,178
Sempra Energy	182,000	17,947
Xcel Energy, Inc.	1,124,500	35,838
		173,904
Total Common Stocks (Cost $1,554,672)		2,036,298

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Established Value Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (1.0%)
iShares Russell Midcap Value Index Fund	306,600	$21,158
Total Exchange-Traded Funds (Cost $12,392)		21,158
Investment Companies (2.3%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	48,714,479	48,714
Total Investment Companies (Cost $48,714)		48,714
Total Investments (Cost $1,615,778) — 100.5%		2,106,170
Liabilities in excess of other assets — (0.5)%		(9,783)
NET ASSETS — 100.00%		$2,096,387

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on 4/30/14.

PLC — Public Liability Co.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2014

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Dividend Growth Fund		Established Value Fund
ASSETS:
Investments, at value (Cost $6,105 and $1,615,778)	$7,433		$2,106,170
Interest and dividends receivable	5		552
Receivable for capital shares issued	—		3,161
Receivable for investments sold	53		2,792
Reclaims receivable	—	(a)	—
Receivable from adviser	20		— (a)
Prepaid expenses	45		108
Total Assets	7,556		2,112,783
LIABILITIES:
Payable for investments purchased	81		2,891
Payable for capital shares redeemed	—	(a)	11,650
Accrued expenses and other payables:
Investment advisory fees	4		799
Administration fees	1		187
Custodian fees	—	(a)	15
Transfer agent fees	—	(a)	224
Chief Compliance Officer fees	—	(a)	4
Trustees' fees	—	(a)	1
12b-1 fees	2		473
Other accrued expenses	—	(a)	152
Total Liabilities	88		16,396
NET ASSETS:
Capital	6,039		1,488,665
Distributions in excess of net investment income	(1)		(40)
Accumulated net realized gains from investments	102		117,370
Net unrealized appreciation on investments	1,328		490,392
Net Assets	$7,468		$2,096,387
Net Assets
Class A Shares	$1,675		$1,001,964
Class C Shares	1,169		—
Class I Shares	2,389		433,632
Class R Shares	1,113		651,083
Class R6 Shares	—		1,343
Class Y Shares	1,122		8,365
Total	$7,468		$2,096,387
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	130		28,335
Class C Shares	90		—
Class I Shares	184		12,261
Class R Shares	87		18,580
Class R6 Shares	—		38
Class Y Shares	87		236
Total	578		59,450
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$12.93		$35.36
Class C Shares	$12.89		—
Class I Shares	$12.94		$35.36
Class R Shares	$12.91		$35.04
Class R6 Shares	—		$35.37
Class Y Shares	$12.92		$35.37
Maximum sales charge — Class A Shares	5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$13.72		$37.52

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Period Ended April 30, 2014

(Amounts in Thousands)  (Unaudited)

	Dividend Growth Fund		Established Value Fund
Investment Income:
Dividend income	$77		$16,686
Total Income	77		16,686
Expenses:
Investment advisory fees	24		4,658
Administration fees	4		1,084
12b-1 fees — Class A Shares	2		1,199
12b-1 fees — Class C Shares	6		—
12b-1 fees — Class R Shares	3		1,549
Custodian fees	2		81
Transfer agent fees	1		200
Transfer agent fees — Class A Shares	—	(a)	611
Transfer agent fees — Class I Shares	—	(a)	20
Transfer agent fees — Class R Shares	—	(a)	165
Transfer agent fees — Class R6 Shares (b)	—		—	(a)
Transfer agent fees — Class Y Shares	—		6
Trustees' fees	—	(a)	119
Chief Compliance Officer fees	—	(a)	21
Legal and audit fees	1		161
State registration and filing fees	39		56
Other expenses	5		151
Total Expenses	87		10,081
Expenses waived/reimbursed by Adviser	(42)		(6)
Net Expenses	45		10,075
Net Investment Income	32		6,611
Realized/Unrealized Gains from Investment Transactions:
Net realized gains from investment transactions	108		117,723
Net change in unrealized appreciation/depreciation on investments	288		41,289
Net realized/unrealized gains on investments	396		159,012
Change in net assets resulting from operations	$428		$165,623

(a)  Rounds to less than $1.

(b)  Class R6 Shares commenced operations on March 4, 2014.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Dividend Growth Fund		Established Value Fund
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Six Months Ended April 30, 2014	Year Ended October 31, 2013
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$32	$42	$6,611	$10,233
Net realized gains from investment transactions	108	261	117,723	129,344
Net change in unrealized appreciation/depreciation on investments	288	1,040	41,289	309,434
Change in net assets resulting from operations	428	1,343	165,623	449,011
Distributions to Shareholders:
From net investment income:
Class A Shares	(7)	(9)	(3,051)	(5,131)
Class C Shares	(2)	(3)	—	—
Class I Shares	(15)	(13)	(2,042)	(2,793)
Class R Shares	(5)	(7)	(1,519)	(2,439)
Class R6 Shares (a)	—	—	(3)	—
Class Y Shares (b)	(7)	(11)	(34)	(35)
From net realized gains:
Class A Shares	(56)	—	(61,422)	(17,726)
Class C Shares	(44)	—	—	—
Class I Shares	(83)	—	(27,221)	(4,913)
Class R Shares	(42)	—	(40,150)	(11,045)
Class Y Shares (c)	(42)	—	(527)
Change in net assets resulting from distributions to shareholders	(303)	(43)	(135,969)	(44,082)
Change in net assets from capital transactions	810	5,233	148,872	231,301
Change in net assets	935	6,533	178,526	636,230
Net Assets:
Beginning of period	6,533	—	1,917,861	1,281,631
End of period	$7,468	$6,533	$2,096,387	$1,917,861
Accumulated undistributed (distributions in excess of) net investment income	$(1)	$3	$(40)	$(2)

(a)  Class R6 Shares commenced operations on March 4, 2014.

(b)  Established Value Fund Class Y Shares commenced operations on January 28, 2013.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Dividend Growth Fund			Established Value Fund
	Six Months Ended April 30, 2014		Year Ended October 31, 2013	Six Months Ended April 30, 2014	Year Ended October 31, 2013
	(Unaudited)			(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$320		$1,201	$170,069	$315,319
Dividends reinvested	63		9	53,153	18,530
Cost of shares redeemed	—	(a)	(200)	(149,218)	(308,990)
Total Class A Shares	$383		$1,010	$74,004	$24,859
Class C Shares
Proceeds from shares issued	$—		$1,060	—	—
Dividends reinvested	44		3	—	—
Cost of shares redeemed	—	(a)	(200)	—	—
Total Class C Shares	$44		$863	—	—
Class I Shares
Proceeds from shares issued	$328		$1,933	$76,247	$197,416
Dividends reinvested	98		13	22,643	5,304
Cost of shares redeemed	(138)		(204)	(69,527)	(60,077)
Total Class I Shares	$288		$1,742	$29,363	$142,643
Class R Shares
Proceeds from shares issued	$—		$1,000	$71,676	$156,384
Dividends reinvested	46		7	39,465	12,674
Cost of shares redeemed	—		(200)	(67,354)	(111,801)
Total Class R Shares	$46		$807	$43,787	$57,257
Class R6 Shares (c)
Proceeds from shares issued	—		—	$1,325	—
Dividends reinvested	—		—	2	—
Cost of shares redeemed	—		—	(5)	—
Total Class R6 Shares	—		—	$1,322	—
Class Y Shares (d)
Proceeds from shares issued	$—		$1,000	$1,262	$9,176
Dividends reinvested	49		11	— (a)	— (a)
Cost of shares redeemed	—		(200)	(866)	(2,634)
Total Class Y Shares	$49		$811	$396	$6,542
Change in net assets from capital transactions	$810		$5,233	$148,872	$231,301
Share Transactions:
Class A Shares
Issued	25		117	4,892	10,250
Reinvested	5		1	1,553	667
Redeemed	—	(a)	(18)	(4,281)	(10,022)
Total Class A Shares	30		100	2,164	895
Class C Shares
Issued	—		105	—	—
Reinvested	3		—	—	—
Redeemed	—	(a)	(18)	—	—
Total Class C Shares	3		87	—	—
Class I Shares
Issued	25		179	2,191	6,414
Reinvested	8		1	662	187
Redeemed	(11)		(18)	(2,009)	(1,910)
Total Class I Shares	22		162	844	4,691
Class R Shares
Issued	—		100	2,078	5,187
Reinvested	4		1	1,164	462
Redeemed	—		(18)	(1,955)	(3,645)
Total Class R Shares	4		83	1,287	2,004
Class R6 Shares (b)
Issued	—		—	38	—
Reinvested	—		—	— (a)	—
Redeemed	—		—	— (a)	—
Total Class R6 Shares	—		—	38	—
Class Y Shares (c)
Issued	—		100	36	308
Reinvested	4		1	— (a)	— (a)
Redeemed	—		(18)	(25)	(83)
Total Class Y Shares	4		83	11	225
Change in Shares	63		515	4,344	7,815

(a)  Rounds to less than 1.

(b)  Class R6 Shares commenced operations on March 4, 2014.

(c)  Established Value Fund Class Y Shares commenced operations on January 28, 2013.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Dividend Growth Fund
	Class A Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.70	$10.00
Investment Activities:
Net investment income	0.06	0.10
Net realized and unrealized gains on investments	0.74	2.70
Total from Investment Activities	0.80	2.80
Distributions:
Net investment income	(0.06)	(0.10)
Net realized gains from investments	(0.51)	—
Total Distributions	(0.57)	(0.10)
Net Asset Value, End of Period	$12.93	$12.70
Total Return (excludes sales charge) (b)	6.32%	28.12%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,675	$1,264
Ratio of net expenses to average net assets (c)	1.25%	1.25%
Ratio of net investment income to average net assets (c)	0.95%	0.89%
Ratio of gross expenses to average net assets (c) (d)	2.38%	4.03%
Ratio of net investment loss to average net assets (c) (d)	(0.18)%	(1.89)%
Portfolio turnover (e)	17%	68%

(a)  Class A Shares commenced operations on November 1, 2012.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Dividend Growth Fund
	Class C Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.67	$10.00
Investment Activities:
Net investment income	0.01	0.01
Net realized and unrealized gains on investments	0.74	2.69
Total from Investment Activities	0.75	2.70
Distributions:
Net investment income	(0.02)	(0.03)
Net realized gains from investments	(0.51)	—
Total Distributions	(0.53)	(0.03)
Net Asset Value, End of Period	$12.89	$12.67
Total Return (excludes contingent deferred sales charge) (b)	6.00%	27.09%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,169	$1,106
Ratio of net expenses to average net assets (c)	2.00%	1.99%
Ratio of net investment income to average net assets (c)	0.21%	0.15%
Ratio of gross expenses to average net assets (c) (d)	3.39%	4.78%
Ratio of net investment loss to average net assets (c) (d)	(1.18)%	(2.64)%
Portfolio turnover (e)	17%	68%

(a)  Class C Shares commenced operations on November 1, 2012.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Dividend Growth Fund
	Class I Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.71	$10.00
Investment Activities:
Net investment income	0.08	0.12
Net realized and unrealized gains on investments	0.74	2.71
Total from Investment Activities	0.82	2.83
Distributions:
Net investment income	(0.08)	(0.12)
Net realized gains from investments	(0.51)	—
Total Distributions	(0.59)	(0.12)
Net Asset Value, End of Period	$12.94	$12.71
Total Return (b)	6.55%	28.47%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,389	$2,061
Ratio of net expenses to average net assets (c)	0.95%	0.95%
Ratio of net investment income to average net assets (c)	1.25%	1.13%
Ratio of gross expenses to average net assets (c) (d)	1.87%	4.02%
Ratio of net investment income (loss) to average net assets (c) (d)	0.33%	(1.94)%
Portfolio turnover (e)	17%	68%

(a)  Class I Shares commenced operations on November 1, 2012.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Dividend Growth Fund
	Class R Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.69	$10.00
Investment Activities:
Net investment income	0.05	0.07
Net realized and unrealized gains on investments	0.73	2.69
Total from Investment Activities	0.78	2.76
Distributions:
Net investment income	(0.05)	(0.07)
Net realized gains from investments	(0.51)	—
Total Distributions	(0.56)	(0.07)
Net Asset Value, End of Period	$12.91	$12.69
Total Return (b)	6.24%	27.76%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,113	$1,048
Ratio of net expenses to average net assets (c)	1.50%	1.50%
Ratio of net investment income to average net assets (c)	0.71%	0.65%
Ratio of gross expenses to average net assets (c) (d)	2.96%	4.27%
Ratio of net investment loss to average net assets (c) (d)	(0.75)%	(2.12)%
Portfolio turnover (e)	17%	68%

(a)  Class R Shares commenced operations on November 1, 2012.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Dividend Growth Fund
	Class Y Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.70	$10.00
Investment Activities:
Net investment income	0.08	0.13
Net realized and unrealized gains on investments	0.73	2.69
Total from Investment Activities	0.81	2.82
Distributions:
Net investment income	(0.08)	(0.12)
Net realized gains from investments	(0.51)	—
Total Distributions	(0.59)	(0.12)
Net Asset Value, End of Period	$12.92	$12.70
Total Return (b)	6.47%	28.41%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,122	$1,054
Ratio of net expenses to average net assets (c)	1.00%	1.00%
Ratio of net investment income to average net assets (c)	1.21%	1.15%
Ratio of gross expenses to average net assets (c) (d)	2.44%	3.83%
Ratio of net investment loss to average net assets (c) (d)	(0.23)%	(1.68)%
Portfolio turnover (e)	17%	68%

(a)  Class Y Shares commenced operations on November 1, 2012.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Established Value Fund
	Class A Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$34.89	$27.17	$25.84	$26.06	$21.69		$17.90
Investment Activities:
Net investment income	0.11	0.19	0.19	0.17	0.13		0.14
Net realized and unrealized gains on investments	2.80	8.43	2.02	1.54	4.73		3.81
Total from Investment Activities	2.91	8.62	2.21	1.71	4.86		3.95
Distributions:
Net investment income	(0.11)	(0.20)	(0.19)	(0.17)	(0.12)		(0.16)
Net realized gains from investments	(2.33)	(0.70)	(0.69)	(1.76)	(0.37)		—
Total Distributions	(2.44)	(0.90)	(0.88)	(1.93)	(0.49)		(0.16)
Net Asset Value, End of Period	$35.36	$34.89	$27.17	$25.84	$26.06		$21.69
Total Return (excludes sales charge) (a)	8.58%	32.61%	8.75%	6.46%	22.69	%(b)	22.31%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,001,964	$913,195	$686,762	$469,365	$299,333		$138,373
Ratio of net expenses to average net assets (c)	1.03%	1.04%	1.06%	1.07%	1.10%		1.24%
Ratio of net investment income to average net assets (c)	0.64%	0.62%	0.72%	0.62%	0.57%		0.73%
Portfolio turnover (d)	23%	46%	43%	38%	49%		61%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Established Value Fund
	Class I Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Period Ended October 31, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$34.89	$27.17	$25.83	$26.04	$23.70
Investment Activities:
Net investment income	0.17	0.31	0.28	0.23	0.11
Net realized and unrealized gains on investments	2.80	8.42	2.03	1.56	2.36
Total from Investment Activities	2.97	8.73	2.31	1.79	2.47
Distributions:
Net investment income	(0.17)	(0.31)	(0.28)	(0.24)	(0.13)
Net realized gains from investments	(2.33)	(0.70)	(0.69)	(1.76)	—
Total Distributions	(2.50)	(1.01)	(0.97)	(2.00)	(0.13)
Net Asset Value, End of Period	$35.36	$34.89	$27.17	$25.83	$26.04
Total Return (b)	8.76%	33.09%	9.18%	6.81%	10.48	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$433,632	$398,382	$182,738	$64,128	$10,952
Ratio of net expenses to average net assets (d)	0.66%	0.67%	0.68%	0.70%	0.95%
Ratio of net investment income to average net assets (d)	1.00%	0.95%	1.08%	0.95%	0.60%
Ratio of gross expenses to average net assets (d) (e)	0.66%	0.67%	0.68%	0.73%	1.07%
Ratio of net investment income to average net assets (d) (e)	1.00%	0.95%	1.08%	0.92%	0.48%
Portfolio turnover (f)	23%	46%	43%	38%	49%

(a) Class I Shares commenced operations on March 1, 2010.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Established Value Fund
	Class R Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$34.60	$26.96	$25.64	$25.87	$21.54		$17.77
Investment Activities:
Net investment income	0.08	0.14	0.14	0.12	0.11		0.14
Net realized and unrealized gains on investments	2.77	8.35	2.01	1.53	4.68		3.77
Total from Investment Activities	2.85	8.49	2.15	1.65	4.79		3.91
Distributions:
Net investment income	(0.08)	(0.15)	(0.14)	(0.12)	(0.09)		(0.14)
Net realized gains from investments	(2.33)	(0.70)	(0.69)	(1.76)	(0.37)		—
Total Distributions	(2.41)	(0.85)	(0.83)	(1.88)	(0.46)		(0.14)
Net Asset Value, End of Period	$35.04	$34.60	$26.96	$25.64	$25.87		$21.54
Total Return (a)	8.48%	32.35%	8.61%	6.28%	22.48	%(b)	22.19%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$651,083	$598,429	$412,131	$302,485	$247,733		$188,522
Ratio of net expenses to average net assets (c)	1.20%	1.22%	1.23%	1.24%	1.25%		1.31%
Ratio of net investment income to average net assets (c)	0.46%	0.44%	0.55%	0.47%	0.43%		0.73%
Portfolio turnover (d)	23%	46%	43%	38%	49%		61%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

Established Value Fund
Class R6 Shares
Period Ended April 30, 2014(a)
(Unaudited)
Net Asset Value, Beginning of Period	$34.74
Investment Activities:
Net investment income	0.02
Net realized and unrealized gains on investments	0.68
Total from Investment Activities	0.70
Distributions:
Net investment income	(0.07)
Total Distributions	(0.07)
Net Asset Value, End of Period	$35.37
Total Return (b)	2.02%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,343
Ratio of net expenses to average net assets (c)	0.63%
Ratio of net investment income to average net assets (c)	0.68%
Ratio of gross expenses to average net assets (c) (d)	1.99%
Ratio of net investment loss to average net assets (c) (d)	(0.68)%
Portfolio turnover (e)	23%

(a)  Class R6 Shares commenced operations on March 4, 2014.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Established Value Fund
	Class Y Shares
	Six Months Ended April 30, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$34.90	$29.46
Investment Activities:
Net investment income	0.15	0.17
Net realized and unrealized gains on investments	2.80	5.42
Total from Investment Activities	2.95	5.59
Distributions:
Net investment income	(0.15)	(0.15)
Net realized gains from investments	(2.33)	—
Total Distributions	(2.48)	(0.15)
Net Asset Value, End of Period	$35.37	$34.90
Total Return (b)	8.68%	19.01%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$8,365	$7,855
Ratio of net expenses to average net assets (c)	0.83%	0.83%
Ratio of net investment income to average net assets (c)	0.84%	0.70%
Ratio of gross expenses to average net assets (c) (d)	0.93%	1.04%
Ratio of net investment income to average net assets (c) (d)	0.74%	0.49%
Portfolio turnover (e)	23%	46%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Special Value Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)
Consumer Discretionary (20.2%):
Advance Auto Parts, Inc.	16,650	$2,019
BorgWarner, Inc.	23,325	1,449
Dick's Sporting Goods, Inc.	36,050	1,898
Hanesbrands, Inc.	49,250	4,043
Jarden Corp. (a)	62,500	3,573
Liberty Media Corp. — Series A (a)	20,950	2,717
LKQ Corp. (a)	105,800	3,081
Macy's, Inc.	65,300	3,750
Mohawk Industries, Inc. (a)	15,450	2,046
Newell Rubbermaid, Inc.	94,175	2,836
PVH Corp.	24,100	3,026
Ross Stores, Inc.	40,700	2,772
WABCO Holdings, Inc. (a)	20,075	2,148
Whirlpool Corp.	15,500	2,377
		37,735
Consumer Staples (7.6%):
Church & Dwight Co., Inc.	28,325	1,955
Constellation Brands, Inc., Class A (a)	25,100	2,004
Hormel Foods Corp.	56,750	2,705
J.M. Smucker Co.	23,600	2,282
Nu Skin Enterprises, Inc.	14,825	1,290
The Kroger Co.	87,400	4,024
		14,260
Energy (7.9%):
Cabot Oil & Gas Corp.	77,125	3,030
Cimarex Energy Co.	15,475	1,843
Concho Resources, Inc. (a)	9,425	1,229
Continental Resources, Inc. (a)	8,350	1,157
Helix Energy Solutions Group, Inc. (a)	80,550	1,936
Helmerich & Payne, Inc.	23,775	2,583
Oceaneering International, Inc.	41,650	3,053
		14,831
Financials (15.7%):
Affiliated Managers Group, Inc. (a)	9,125	1,809
Allied World Assurance Co. Holdings AG	11,150	1,201
Discover Financial Services	50,100	2,801
Essex Property Trust, Inc.	8,650	1,499
Fifth Third Bancorp	191,075	3,938
Hartford Financial Services Group, Inc.	95,925	3,440
IntercontinentalExchange Group, Inc.	12,425	2,540
Invesco Ltd.	82,825	2,916
Lincoln National Corp.	37,250	1,807
Northern Trust Corp.	29,100	1,753
SunTrust Banks, Inc.	49,700	1,902
SVB Financial Group (a)	13,650	1,456
Validus Holdings Ltd.	61,900	2,295
		29,357

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Special Value Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (8.7%):
AmerisourceBergen Corp.	58,975	$3,845
CareFusion Corp. (a)	70,750	2,763
Cigna Corp.	33,275	2,663
Envision Healthcare Holdings, Inc. (a)	31,550	1,066
HCA Holdings, Inc. (a)	68,250	3,549
Perrigo Co. PLC	17,075	2,473
		16,359
Industrials (16.7%):
Allison Transmission Holding, Inc.	48,350	1,443
AMETEK, Inc.	49,425	2,606
Eaton Corp. PLC	20,225	1,469
Huntington Ingalls Industries, Inc.	20,175	2,078
J.B. Hunt Transport Services, Inc.	13,525	1,029
Kansas City Southern	14,350	1,448
Kirby Corp. (a)	25,375	2,553
MasTec, Inc. (a)	31,300	1,239
Nielsen Holdings NV	63,125	2,964
PACCAR, Inc.	21,450	1,372
Pentair Ltd.	54,025	4,013
Quanta Services, Inc. (a)	106,400	3,754
TE Connectivity Ltd.	42,675	2,517
Terex Corp.	20,600	892
Wabtec Corp.	23,650	1,763
		31,140
Information Technology (11.3%):
Altera Corp.	74,400	2,419
Applied Materials, Inc.	162,200	3,092
Cadence Design Systems, Inc. (a)	146,650	2,282
Cdw Corp. of Delaware	64,250	1,811
DST Systems, Inc.	26,050	2,401
F5 Networks, Inc. (a)	16,550	1,741
KLA-Tencor Corp.	32,125	2,056
On Semiconductor Corp. (a)	102,575	965
Solera Holdings, Inc.	28,500	1,846
Vantiv, Inc. (a)	51,700	1,590
Voya Financial, Inc.	27,125	960
		21,163
Materials (6.0%):
Air Products & Chemicals, Inc.	15,150	1,780
Cabot Corp.	17,575	1,016
Crown Holdings, Inc. (a)	51,250	2,417
FMC Corp.	25,850	1,991
Rock-Tenn Co.	24,025	2,297
W.R. Grace & Co. (a)	19,525	1,798
		11,299
Telecommunication Services (1.1%):
Crown Castle International Corp.	29,200	2,124

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Special Value Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (3.2%):
American Water Works Co., Inc.	64,925	$2,955
UGI Corp.	38,825	1,813
Westar Energy, Inc.	32,850	1,179
		5,947
Total Common Stocks (Cost $166,427)		184,215
Exchange-Traded Funds (0.9%)
SPDR S&P Biotech ETF	12,950	1,667
Total Exchange-Traded Funds (Cost $1,531)		1,667
Investment Companies (0.6%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	1,161,851	1,162
Total Investment Companies (Cost $1,162)		1,162
Total Investments (Cost $169,120) — 99.9%		187,044
Other assets in excess of liabilities — 0.1%		246
NET ASSETS — 100.00%		$187,290

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on 4/30/14.

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Small Company Opportunity Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (94.3%)
Consumer Discretionary (11.0%):
ANN, Inc. (a)	414,600	$16,248
Brown Shoe Co., Inc.	676,800	15,966
Brunswick Corp.	411,600	16,542
Callaway Golf Co.	1,628,800	14,187
Core-Mark Holding Co., Inc.	121,400	9,778
Dana Holding Corp.	1,092,500	23,128
DeVry Education Group, Inc.	474,900	21,385
Drew Industries, Inc.	116,800	5,877
Helen of Troy Ltd. (a)	289,800	18,170
La-Z-Boy, Inc.	855,380	20,726
Modine Manufacturing Co. (a)	954,309	15,727
Oxford Industries, Inc.	121,743	8,036
Primoris Services Corp.	652,105	18,246
Rush Enterprises, Inc., Class A (a)	582,900	18,711
Shoe Carnival, Inc.	24,900	569
The Cheesecake Factory, Inc.	339,100	15,222
		238,518
Consumer Staples (1.1%):
Lancaster Colony Corp.	193,500	18,359
Snyders-Lance, Inc.	220,000	5,843
		24,202
Energy (5.1%):
C&J Energy Services, Inc. (a)	356,900	10,728
Cloud Peak Energy, Inc. (a)	553,600	10,900
Helix Energy Solutions Group, Inc. (a)	1,090,100	26,206
Rosetta Resources, Inc. (a)	535,800	25,365
Unit Corp. (a)	575,100	37,928
		111,127
Financials (19.1%):
American Financial Group, Inc.	325,200	19,001
AMERISAFE, Inc.	332,725	14,191
Argo Group International Holdings	390,600	17,350
Associated Banc-Corp.	2,036,609	35,743
Columbia Banking System, Inc.	957,800	23,773
Endurance Specialty Holdings Ltd.	362,600	18,427
FNB Corp.	1,780,400	22,148
Hanover Insurance Group, Inc.	97,100	5,675
IBERIABANK Corp.	408,550	25,699
Independent Bank Corp.	602,971	22,382
Infinity Property & Casualty Corp.	238,700	15,317
Lakeland Financial Corp.	374,500	13,707
LaSalle Hotel Properties	1,047,900	34,664
Old National Bancorp	1,711,500	24,166
PacWest Bancorp	567,600	22,346
Primerica, Inc.	474,517	21,776
Prosperity Bancshares, Inc.	36,900	2,177

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
PS Business Parks, Inc.	162,700	$13,955
Selective Insurance Group, Inc.	721,869	16,560
StanCorp Financial Group, Inc.	366,100	22,370
Sterling BanCorp/DE	1,866,500	22,323
		413,750
Health Care (7.7%):
Alere, Inc. (a)	418,200	13,968
Analogic Corp.	212,000	15,917
Charles River Laboratories International, Inc. (a)	411,200	22,090
CONMED Corp.	232,723	10,782
ICU Medical, Inc. (a)	295,500	16,483
Integra Lifesciences Holdings (a)	622,500	28,374
Owens & Minor, Inc.	843,100	28,278
STERIS Corp.	648,228	31,146
		167,038
Industrials (24.5%):
ABM Industries, Inc.	1,111,324	30,106
Altra Industrial Motion Corp.	482,500	16,482
Astec Industries, Inc.	530,000	21,174
Barnes Group, Inc.	497,100	19,148
Briggs & Stratton Corp.	590,000	12,608
Carlisle Cos., Inc.	373,984	30,760
Celadon Group, Inc.	237,600	5,467
Comfort Systems USA, Inc.	741,400	11,121
EMCOR Group, Inc.	733,900	33,752
Encore Wire Corp.	481,900	23,483
Esterline Technologies Corp. (a)	176,700	19,264
Forward Air Corp.	374,200	16,551
GATX Corp.	217,100	14,248
Granite Construction, Inc.	478,300	17,879
John Bean Technologies Corp.	555,000	16,089
Kennametal, Inc.	520,800	24,337
Korn/Ferry International (a)	667,200	19,382
McGrath RentCorp	470,100	14,846
Mueller Industries, Inc.	907,500	26,264
Multi-Color Corp.	493,000	17,181
Pike Electric Corp. (a)	1,601,300	15,372
Quanex Building Products Corp.	607,300	11,442
Sykes Enterprises, Inc. (a)	1,219,100	24,126
TriMas Corp. (a)	615,663	22,078
Watts Water Technologies, Inc., Series A, Class A	384,600	20,461
Werner Enterprises, Inc.	936,500	23,975
Woodward, Inc.	529,900	23,755
		531,351
Information Technology (14.3%):
Anixter International, Inc.	290,400	28,453
Diebold, Inc.	602,200	22,649
Entegris, Inc. (a)	2,028,600	22,497

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Fair Isaac Corp.	245,800	$14,060
Fairchild Semiconductor International, Inc. (a)	1,631,171	20,765
Integrated Device Technology, Inc. (a)	961,900	11,225
Littelfuse, Inc.	241,500	21,868
Ma-Com Technology Solutions Holdings, Inc. (a)	324,700	5,685
Microsemi Corp. (a)	1,138,100	26,768
Microstrategy, Inc., Class A (a)	142,200	17,267
MKS Instruments, Inc.	994,851	28,006
MTS Systems Corp.	93,789	6,047
Plexus Corp. (a)	743,500	31,168
PTC, Inc. (a)	760,200	26,888
Rudolph Technologies, Inc. (a)	1,170,933	10,667
Zebra Technologies, Class A (a)	234,100	16,256
		310,269
Materials (7.5%):
Cabot Corp.	469,400	27,131
Calgon Carbon Corp. (a)	754,400	15,111
H.B. Fuller Co.	667,500	30,925
Kaiser Aluminum Corp.	208,800	14,700
Olin Corp.	965,564	27,132
Sensient Technologies Corp.	409,800	22,150
Silgan Holdings, Inc.	492,092	24,481
		161,630
Utilities (4.0%):
ALLETE, Inc.	430,500	22,283
El Paso Electric Co.	627,800	23,743
NorthWestern Corp.	369,700	17,886
South Jersey Industries, Inc.	379,700	21,814
		85,726
Total Common Stocks (Cost $1,630,217)		2,043,611
Exchange-Traded Funds (0.7%)
iShares Russell 2000 Value Index Fund	163,000	16,021
Total Exchange-Traded Funds (Cost $12,214)		16,021
Investment Companies (5.0%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	108,003,364	108,003
Total Investment Companies (Cost $108,003)		108,003
Total Investments (Cost $1,750,434) — 100.0%		2,167,635
Other assets in excess of liabilities — 0.0%		700
NET ASSETS — 100.00%		$2,168,335

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on 4/30/14.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Large Cap Growth Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.1%)
Consumer Staples (2.5%):
Monster Beverage Corp. (a)	72,800	$4,875
Energy (5.6%):
FMC Technologies, Inc. (a)	92,350	5,236
Halliburton Co.	87,200	5,500
		10,736
Financials (6.5%):
Affiliated Managers Group, Inc. (a)	31,800	6,303
The Charles Schwab Corp.	232,050	6,161
		12,464
Health Care (18.3%):
Alexion Pharmaceuticals, Inc. (a)	30,175	4,774
Biogen Idec, Inc. (a)	21,950	6,302
Catamaran Corp. (a)	92,075	3,476
Celgene Corp. (a)	47,975	7,053
Cerner Corp. (a)	93,875	4,816
Gilead Sciences, Inc. (a)	107,325	8,423
		34,844
Hotels Restaurants & Leisure (3.5%):
Starbucks Corp.	95,725	6,760
Household Durables (2.6%):
Mohawk Industries, Inc. (a)	37,650	4,985
Industrials (5.0%):
Cummins, Inc.	38,550	5,815
Precision Castparts Corp.	15,225	3,853
		9,668
Internet & Catalog Retail (8.4%):
Amazon.com, Inc. (a)	24,125	7,337
Priceline.com, Inc. (a)	7,600	8,799
		16,136
Internet Software & Services (9.3%):
Facebook, Inc. (a)	125,675	7,513
Google, Inc., Class A (a)	18,950	10,048
		17,561
IT Services (7.3%):
Alliance Data Systems Corp. (a)	23,725	5,739
Cognizant Technology Solutions Corp., Class A (a)	27,950	1,339
Visa, Inc., Class A	34,425	6,975
		14,053
Materials (6.8%):
Ecolab, Inc.	51,625	5,402
Monsanto Co.	68,350	7,566
		12,968

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Large Cap Growth Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Media (2.6%):
Twenty-First Century Fox, Inc., Class B	156,700	$5,018
Road & Rail (3.6%):
Canadian Pacific Railway Ltd.	43,850	6,839
Software (7.1%):
Adobe Systems, Inc. (a)	99,500	6,138
Splunk, Inc. (a)	51,450	2,808
VMware, Inc., Class A (a)	49,900	4,616
		13,562
Specialty Retail (2.7%):
Tractor Supply Co.	77,050	5,181
Technology Hardware, Storage & Peripherals (3.3%):
Apple, Inc.	10,825	6,388
Textiles, Apparel & Luxury Goods (3.0%):
Michael Kors Holdings Ltd. (a)	63,350	5,778
Total Common Stocks (Cost $134,018)		187,816
Investment Companies (2.6%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	5,067,918	5,068
Total Investment Companies (Cost $5,068)		5,068
Total Investments (Cost $139,086) — 100.7%		192,884
Liabilities in excess of other assets — (0.7)%		(1,365)
NET ASSETS — 100.00%		$191,519

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on 4/30/14.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Select Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (91.0%)
Consumer Discretionary (6.3%):
News Corp., Class A (a)	4,599	$78
PVH Corp.	735	93
		171
Consumer Staples (12.5%):
Anheuser-Busch InBev NV, ADR	733	77
The Procter & Gamble Co.	1,394	115
Wal-Mart Stores, Inc.	1,823	145
		337
Energy (4.6%):
Anadarko Petroleum Corp.	1,250	124
Financials (17.9%):
Bank of America Corp.	6,955	105
Bank of New York Mellon Corp.	3,766	128
Capital One Financial Corp.	1,726	127
Citigroup, Inc.	2,547	122
		482
Health Care (10.7%):
Baxter International, Inc.	1,956	142
Merck & Co., Inc.	2,505	147
		289
Industrials (16.4%):
C.H. Robinson Worldwide, Inc.	2,058	121
General Dynamics Corp.	773	85
Nielsen Holdings NV	2,135	100
Siemens AG, ADR	1,021	135
		441
Information Technology (16.0%):
Altera Corp.	1,586	51
Applied Materials, Inc.	3,505	67
EMC Corp.	4,752	123
Google, Inc., Class A (a)	45	24
Google, Inc., Class C (a)	113	60
Intel Corp.	3,938	105
		430
Materials (6.6%):
Air Products & Chemicals, Inc.	1,523	179
Total Common Stocks (Cost $2,397)		2,453

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Select Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Investment Companies (9.0%)
Federated Treasury Obligations Fund, Institutional Shares, 0.00% (b)	242,556	$243
Total Investment Companies (Cost $243)		243
Total Investments (Cost $2,640) — 100.0%		2,696
Other assets in excess of liabilities — 0.0%		1
NET ASSETS — 100.00%		$2,697

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on 4/30/14.

ADR — American Depositary Receipt

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2014

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Special Value Fund	Small Company Opportunity Fund
ASSETS:
Investments, at value (Cost $169,120 and $1,750,434)	$187,044	$2,167,635
Interest and dividends receivable	41	452
Receivable for capital shares issued	193	3,702
Receivable for investments sold	1,144	14,227
Reclaims receivable	3	—
Prepaid expenses	48	101
Total Assets	188,473	2,186,117
LIABILITIES:
Payable for investments purchased	—	12,280
Payable for capital shares redeemed	902	3,381
Accrued expenses and other payables:
Investment advisory fees	116	1,392
Administration fees	17	196
Custodian fees	3	17
Transfer agent fees	56	166
Chief Compliance Officer fees	— (a)	4
Trustees' fees	1	3
12b-1 fees	60	228
Other accrued expenses	28	115
Total Liabilities	1,183	17,782
NET ASSETS:
Capital	270,507	1,646,584
Distributions in excess of net investment income	(1,098)	(1,418)
Accumulated net realized gains (losses) from investments	(100,043)	105,968
Net unrealized appreciation on investments	17,924	417,201
Net Assets	$187,290	$2,168,335
Net Assets
Class A Shares	$88,875	$492,862
Class C Shares	15,936	—
Class I Shares	12,983	1,286,205
Class R Shares	67,299	300,793
Class Y Shares	2,197	88,475
Total	$187,290	$2,168,335
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	4,187	12,253
Class C Shares	817	—
Class I Shares	606	31,797
Class R Shares	3,285	7,800
Class Y Shares	103	2,198
Total	8,998	54,048
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$21.23	$40.23
Class C Shares (c)	$19.48	$—
Class I Shares	$21.45	$40.45
Class R Shares	$20.48	$38.56
Class Y Shares	$21.30	$40.25
Maximum sales charge — Class A Shares	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$22.53	$42.68

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by length of time shares are held.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2014

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Large Cap Growth Fund		Select Fund
ASSETS:
Investments, at value (Cost $139,086 and $2,640)	$192,884		$2,696
Interest and dividends receivable	—	(a)	4
Receivable for capital shares issued	286		—
Reclaims receivable	—		—	(a)
Receivable from adviser	21		13
Prepaid expenses	47		4
Total Assets	193,238		2,717
LIABILITIES:
Payable for investments purchased	—		5
Payable for capital shares redeemed	1,530		—
Accrued expenses and other payables:
Investment advisory fees	120		1
Administration fees	18		—	(a)
Custodian fees	2		—	(a)
Transfer agent fees	13		—	(a)
Chief Compliance Officer fees	—	(a)	—	(a)
Trustees' fees	—	(a)	—	(a)
12b-1 fees	17		—	(a)
Other accrued expenses	19		14
Total Liabilities	1,719		20
NET ASSETS:
Capital	127,231		2,658
Accumulated undistributed (distributions in excess of) net investment income	(1,350)		3
Accumulated net realized gains (losses) from investments	11,840		(20)
Net unrealized appreciation on investments	53,798		56
Net Assets	$191,519		$2,697
Net Assets
Class A Shares	$37,839		$137
Class C Shares	10,565		—
Class I Shares	111,102		2,560
Class R Shares	908		—
Class Y Shares	31,105		—
Total	$191,519		$2,697
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	2,175		14
Class C Shares	669		—
Class I Shares	6,326		254
Class R Shares	53		—
Class Y Shares	1,783		—
Total	11,006		268
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$17.39		$10.08
Class C Shares (c)	$15.83		—
Class I Shares	$17.57		$10.07
Class R Shares	$16.75		—
Class Y Shares	$17.45		—
Maximum sales charge — Class A Shares	5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$18.45		$10.69

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2014

(Amounts in Thousands)  (Unaudited)

	Special Value Fund	Small Company Opportunity Fund
Investment Income:
Dividend income	$1,044	$15,172
Total Income	1,044	15,172
Expenses:
Investment advisory fees	758	8,095
Administration fees	110	1,132
12b-1 fees — Class A Shares	117	628
12b-1 fees — Class C Shares	82	—
12b-1 fees — Class R Shares	177	748
Custodian fees	13	89
Transfer agent fees	20	209
Transfer agent fees — Class A Shares	46	262
Transfer agent fees — Class C Shares	17	—
Transfer agent fees — Class I Shares	—	55
Transfer agent fees — Class R Shares	52	127
Transfer agent fees — Class Y Shares	1	26
Trustees' fees	13	123
Chief Compliance Officer fees	2	22
Legal and audit fees	18	166
State registration and filing fees	31	47
Other expenses	25	197
Recoupment of prior expenses waived/reimbursed by Adviser	—	8
Total Expenses	1,482	11,934
Expenses waived/reimbursed by Adviser	(4)	—
Net Expenses	1,478	11,934
Net Investment Income(Loss)	(434)	3,238
Realized/Unrealized Gains from Investment Transactions:
Net realized gains from investment transactions	19,855	108,926
Net change in unrealized appreciation/depreciation on investments	(6,731)	19,711
Net realized/unrealized gains on investments	13,124	128,637
Change in net assets resulting from operations	$12,690	$131,875

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2014

(Amounts in Thousands)  (Unaudited)

	Large Cap Growth Fund	Select Fund(a)
Investment Income:
Dividend income	$662	$14
Total Income	662	14
Expenses:
Investment advisory fees	783	5
Administration fees	113	1
12b-1 fees — Class A Shares	51	—	(b)
12b-1 fees — Class C Shares	58	—
12b-1 fees — Class R Shares	2	—
Custodian fees	10	—	(b)
Transfer agent fees	21	—	(b)
Transfer agent fees — Class A Shares	6	—	(b)
Transfer agent fees — Class C Shares	2	—
Transfer agent fees — Class I Shares	20	—	(b)
Transfer agent fees — Class R Shares	1	—
Transfer agent fees — Class Y Shares	13	—
Trustees' fees	13	—	(b)
Chief Compliance Officer fees	2	—	(b)
Legal and audit fees	16	12
State registration and filing fees	32	2
Other expenses	18	5
Total Expenses	1,161	25
Expenses waived/reimbursed by Adviser	(23)	(18)
Net Expenses	1,138	7
Net Investment Income(Loss)	(476)	7
Realized/Unrealized Gains from Investment Transactions:
Net realized gains/(losses) from investment transactions	12,798	(20)
Net change in unrealized appreciation/depreciation on investments	(7,255)	56
Net realized/unrealized gains on investments	5,543	36
Change in net assets resulting from operations	$5,067	$43

(a)  Select Fund commenced operations on January 2, 2014.

(b)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Special Value Fund		Small Company Opportunity Fund
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Six Months Ended April 30, 2014	Year Ended October 31, 2013
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income(loss)	$(434)	$(274)	$3,238	$5,477
Net realized gains from investment transactions	19,855	47,993	108,926	134,825
Net change in unrealized appreciation/depreciation on investments	(6,731)	18,097	19,711	285,071
Change in net assets resulting from operations	12,690	65,816	131,875	425,373
Distributions to Shareholders:
From net investment income:
Class A Shares	—	—	(120)	(1,678)
Class I Shares	—	—	(4,224)	(3,170)
Class R Shares	—	—	—	(875)
Class Y Shares (a)	—	—	(35)	—
From net realized gains:
Class A Shares	—	—	(32,942)	(17,932)
Class I Shares	—	—	(78,012)	(26,728)
Class R Shares	—	—	(20,097)	(10,771)
Class Y Shares (a)	—	—	(1,016)	—
Change in net assets resulting from distributions to shareholders	—	—	(136,446)	(61,154)
Change in net assets from capital transactions	(52,670)	(146,736)	201,189	416,826
Change in net assets	(39,980)	(80,920)	196,618	781,045
Net Assets:
Beginning of period	227,270	308,190	1,971,717	1,190,672
End of period	$187,290	$227,270	$2,168,335	$1,971,717
Accumulated undistributed net investment loss	$(1,098)	$(664)	$(1,418)	$(277)

(a)  Class Y Shares commenced operations on January 28, 2013.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Large Cap Growth Fund		Select Fund
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	For the Period Ended April 30, 2014(a)
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income(loss)	$(476)	$(915)	$7
Net realized gains/losses from investment transactions	12,798	21,213	(20)
Net change in unrealized appreciation/ depreciation on investments	(7,255)	22,055	56
Change in net assets resulting from operations	5,067	42,353	43
Distributions to Shareholders:
From net investment income:
Class A Shares	—		— (b)
Class I Shares	(2)	—	(4)
From net realized gains:
Class A Shares	(3,575)	(3,568)	—
Class C Shares	(1,122)	(478)	—
Class I Shares	(9,893)	(2,645)	—
Class R Shares	(84)	(46)	—
Class Y Shares (c)	(4,523)	—	—
Change in net assets resulting from distributions to shareholders	(19,199)	(6,737)	(4)
Change in net assets from capital transactions	(5,134)	27,631	2,658
Change in net assets	(19,266)	63,247	2,697
Net Assets:
Beginning of period	210,785	147,538	—
End of period	$191,519	$210,785	$2,697
Accumulated undistributed (distributions in excess of) net investment income	$(1,350)	$(872)	$3

(a)  Select Fund commenced operations on January 2, 2014.

(b)  Rounds to less than $1.

(c)  Class Y Shares commenced operations on January 28, 2013.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Special Value Fund		Small Company Opportunity Fund
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Six Months Ended April 30, 2014	Year Ended October 31, 2013
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$5,718	$16,067	$83,861	$157,579
Dividends reinvested	—	—	27,806	16,162
Cost of shares redeemed	(22,657)	(100,672)	(132,036)	(170,897)
Total Class A Shares	$(16,939)	$(84,605)	$(20,369)	$2,844
Class C Shares
Proceeds from shares issued	$637	$1,898	—	—
Cost of shares redeemed	(2,757)	(8,993)	—	—
Total Class C Shares	$(2,120)	$(7,095)	—	—
Class I Shares
Proceeds from shares issued	$964	$3,460	$229,693	$576,650
Dividends reinvested	—	—	66,603	23,054
Cost of shares redeemed	(23,398)	(24,587)	(155,465)	(201,112)
Total Class I Shares	$(22,434)	$(21,127)	$140,831	$398,592
Class R Shares
Proceeds from shares issued	$3,749	$9,064	$25,943	$60,490
Dividends reinvested	—	—	19,087	10,813
Cost of shares redeemed	(14,639)	(44,942)	(36,930)	(68,912)
Total Class R Shares	$(10,890)	$(35,878)	$8,100	$2,391
Class Y Shares (a)
Proceeds from shares issued	$105	$2,679	$83,564	$15,515
Dividends reinvested	—	—	4	—
Cost of shares redeemed	(392)	(710)	(10,941)	(2,516)
Total Class Y Shares	$(287)	$1,969	$72,627	$12,999
Change in net assets from capital transactions	$(52,670)	$(146,736)	$201,189	$416,826
Share Transactions:
Class A Shares
Issued	275	924	2,077	4,463
Reinvested	—	—	694	506
Redeemed	(1,088)	(5,741)	(3,267)	(4,823)
Total Class A Shares	(813)	(4,817)	(496)	146
Class C Shares
Issued	33	117	—	—
Redeemed	(145)	(552)	—	—
Total Class C Shares	(112)	(435)	—	—
Class I Shares
Issued	46	193	5,636	16,021
Reinvested	—	—	1,654	718
Redeemed	(1,130)	(1,442)	(3,811)	(5,523)
Total Class I Shares	(1,084)	(1,249)	3,479	11,216
Class R Shares
Issued	187	528	670	1,777
Reinvested	—	—	496	351
Redeemed	(728)	(2,694)	(956)	(2,010)
Total Class R Shares	(541)	(2,166)	210	118
Class Y Shares (a)
Issued	5	156	2,099	441
Reinvested	—	—	— (b)	—
Redeemed	(19)	(39)	(274)	(68)
Total Class Y Shares	(14)	117	1,825	373
Change in Shares	(2,564)	(8,550)	5,018	11,853

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Rounds to less than 1.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Large Cap Growth Fund		Select Fund
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	For the Period Ended April 30, 2014(a)
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$3,600	$30,486	$136
Dividends reinvested	3,190	2,286	—	(b)
Cost of shares redeemed	(8,443)	(85,276)	—
Total Class A Shares	$(1,653)	$(52,504)	$136
Class C Shares
Proceeds from shares issued	$801	$2,593	—
Dividends reinvested	865	366	—
Cost of shares redeemed	(1,830)	(2,513)	—
Total Class C Shares	$(164)	$446	—
Class I Shares
Proceeds from shares issued	$28,638	$64,722	$2,519
Dividends reinvested	1,467	634	4
Cost of shares redeemed	(17,290)	(27,502)	(1)
Total Class I Shares	$12,815	$37,854	$2,522
Class R Shares
Proceeds from shares issued	$100	$281	—
Dividends reinvested	84	44	—
Cost of shares redeemed	(112)	(628)	—
Total Class R Shares	$72	$(303)	—
Class Y Shares (c)
Proceeds from shares issued	$7,539	$55,588	—
Dividends reinvested	1	—	—
Cost of shares redeemed	(23,744)	(13,450)	—
Total Class Y Shares	$(16,204)	$42,138	—
Change in net assets from capital transactions	$(5,134)	$27,631	$2,658
Share Transactions:
Class A Shares
Issued	197	1,966	14
Reinvested	175	154	—	(b)
Redeemed	(457)	(5,317)	—
Total Class A Shares	(85)	(3,197)	14
Class C Shares
Issued	48	174	—
Reinvested	52	27	—
Redeemed	(112)	(164)	—
Total Class C Shares	(12)	37	—
Class I Shares
Issued	1,541	3,794	254
Reinvested	80	43	—	(b)
Redeemed	(947)	(1,672)	—	(b)
Total Class I Shares	674	2,165	254
Class R Shares
Issued	5	17	—
Reinvested	5	3	—
Redeemed	(6)	(39)	—
Total Class R Shares	4	(19)	—
Class Y Shares (c)
Issued	409	3,481	—
Reinvested	— (b)	—	—
Redeemed	(1,312)	(795)	—
Total Class Y Shares	(903)	2,686	—
Change in Shares	(322)	1,672	268

(a)  Select Fund commenced operations on January 2, 2014.

(b)  Rounds to less than 1.

(c)  Class Y Shares commenced operations on January 28, 2013.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class A Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011		Year Ended October 31, 2010		Year Ended October 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$19.98	$15.53	$14.77	$14.93		$12.25		$10.78
Investment Activities:
Net investment income(loss)	(0.04)	(0.02)	(0.01)	(0.01)		0.01		0.06
Net realized and unrealized gains(losses) on investments	1.29	4.47	0.77	(0.14)		2.69		1.46
Total from Investment Activities	1.25	4.45	(0.76)	(0.15)		2.70		1.52
Distributions:
Net investment income	—	—	—	(0.01)		(0.02)		(0.05)
Total Distributions	—	—	—	(0.01)		(0.02)		(0.05)
Net Asset Value, End of Period	$21.23	$19.98	$15.53	$14.77		$14.93		$12.25
Total Return (excludes sales charge) (a)	6.26%	28.65%	5.15%	(1.02)%		22.04	%(b)	14.21%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$88,875	$99,918	$152,428	$388,846		$722,165		$711,887
Ratio of net expenses to average net assets (c)	1.32%	1.27%	1.30%	1.19%		1.18%		1.24%
Ratio of net investment income (loss) to average net assets (c)	(0.29)%	0.01%	(0.02)%	—	%(d)	0.08%		0.52%
Portfolio turnover (e)	50%	110%	87%	93%		97%		165%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(c)  Annualized for periods less than one year.

(d)  Rounds to less than 0.01%.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class C Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011		Year Ended October 31, 2010		Year Ended October 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$18.41	$14.44	$13.86	$14.13		$11.70		$10.34
Investment Activities:
Net investment loss	(0.13)	(0.20)	(0.17)	(0.14	)(a)	(0.13)		(0.05)
Net realized and unrealized gains(losses) on investments	1.20	4.17	0.75	(0.13)		2.56		1.41
Total from Investment Activities	1.07	3.97	0.58	(0.27)		2.43		1.36
Distributions:
Net investment income	—	—	—	—		—	(b)	—
Total Distributions	—	—	—	—		—	(b)	—
Net Asset Value, End of Period	$19.48	$18.41	$14.44	$13.86		$14.13		$11.70
Total Return (excludes contingent deferred sales charge) (c)	5.81%	27.49%	4.18%	(1.91)%		20.78	%(d)	13.15%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$15,936	$17,106	$19,693	$26,874		$36,852		$38,335
Ratio of net expenses to average net assets (e)	2.20%	2.20%	2.20%	2.11%		2.16%		2.19%
Ratio of net investment loss to average net assets (e)	(1.17)%	(0.95)%	(0.96)%	(0.93)%		(0.90)%		(0.42)%
Ratio of gross expenses to average net assets (e) (f)	2.21%	2.23%	2.23%	2.11%		2.16%		2.28%
Ratio of net investment loss to average net assets (e) (f)	(1.16)%	(0.98)%	(1.00)%	(0.93)%		(0.90)%		(0.51)%
Portfolio turnover (g)	50%	110%	87%	93%		97%		165%

(a)  Calculated using average shares for the period.

(b)  Less than $0.01 per share.

(c)  Not annualized for periods less than one year.

(d)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class I Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$20.16	$15.62	$14.82	$14.95	$12.27		$10.79
Investment Activities:
Net investment income(loss)	(0.09)	0.04	0.05 (a)	0.05	0.06		0.09
Net realized and unrealized gains(losses) on investments	1.38	4.50	0.75	(0.14)	2.68		1.47
Total from Investment Activities	1.29	4.54	0.80	(0.09)	2.74		1.56
Distributions:
Net investment income	—	—	—	(0.04)	(0.06)		(0.08)
Total Distributions	—	—	—	(0.04)	(0.06)		(0.08)
Net Asset Value, End of Period	$21.45	$20.16	$15.62	$14.82	$14.95		$12.27
Total Return (b)	6.40%	29.07%	5.40%	(0.66)%	22.38	%(c)	14.64%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$12,983	$34,058	$45,903	$158,816	$165,995		$143,755
Ratio of net expenses to average net assets (d)	1.00%	1.00%	0.95%	0.87%	0.86%		0.87%
Ratio of net investment income to average net assets (d)	0.09%	0.27%	0.35%	0.29%	0.40%		0.84%
Portfolio turnover (e)	50%	110%	87%	93%	97%		165%

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class R Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$19.30	$15.05	$14.36	$14.55	$11.96		$10.54
Investment Activities:
Net investment income(loss)	(0.07)	(0.08)	(0.07)	(0.06)	(0.03)		0.01
Net realized and unrealized gains(losses) on investments	1.25	4.33	0.76	(0.13)	2.62		1.43
Total from Investment Activities	1.18	4.25	0.69	(0.19)	2.59		1.44
Distributions:
Net investment income	—	—	—	—	—	(a)	(0.02)
Total Distributions	—	—	—	—	—	(a)	(0.02)
Net Asset Value, End of Period	$20.48	$19.30	$15.05	$14.36	$14.55		$11.96
Total Return (b)	6.11%	28.24%	4.81%	(1.31)%	21.67	%(c)	13.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$67,299	$73,847	$90,166	$145,987	$182,091		$147,811
Ratio of net expenses to average net assets (d)	1.62%	1.59%	1.59%	1.51%	1.49%		1.61%
Ratio of net investment income (loss) to average net assets (d)	(0.59)%	(0.33)%	(0.35)%	(0.34)%	(0.24)%		0.09%
Portfolio turnover (e)	50%	110%	87%	93%	97%		165%

(a)  Less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class Y Shares
	Six Months Ended April 30, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$20.01	$17.11
Investment Activities:
Net investment income(loss)	(0.01)	0.01
Net realized and unrealized gains on investments	1.30	2.89
Total from Investment Activities	1.29	2.90
Distributions:
Total Distributions	—	—
Net Asset Value, End of Period	$21.30	$20.01
Total Return (b)	6.45%	16.95%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,197	$2,341
Ratio of net expenses to average net assets (c)	1.03%	1.03%
Ratio of net investment income (loss) to average net assets (c)	(0.01)%	0.05%
Ratio of gross expenses to average net assets (c) (d)	1.34%	1.72%
Ratio of net investment loss to average net assets (c) (d)	(0.32)%	(0.64)%
Portfolio turnover (e)	50%	110%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Small Company Opportunity Fund
	Class A Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$40.29	$32.19	$29.82	$27.35	$22.70	$19.76
Investment Activities:
Net investment income	0.03	0.09	0.03	0.05	0.03	0.03
Net realized and unrealized gains on investments	2.61	9.61	2.51	2.47	4.63	2.96
Total from Investment Activities	2.64	9.70	2.54	2.52	4.66	2.99
Distributions:
Net investment income	(0.01)	(0.14)	(0.05)	(0.05)	(0.01)	(0.05)
Net realized gains from investments	(2.69)	(1.46)	(0.12)	—	—	—
Total Distributions	(2.70)	(1.60)	(0.17)	(0.05)	(0.01)	(0.05)
Net Asset Value, End of Period	$40.23	$40.29	$32.19	$29.82	$27.35	$22.70
Total Return (excludes sales charge) (a)	6.58%	31.42%	8.56%	9.23%	20.54%	15.21%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$492,862	$513,668	$405,693	$296,044	$256,084	$195,106
Ratio of net expenses to average net assets (b)	1.32%	1.34%	1.38%	1.40%	1.43%	1.57%
Ratio of net investment income to average net assets (b)	0.16%	0.22%	0.08%	0.15%	0.12%	0.16%
Portfolio turnover (c)	21%	56%	41%	44%	66%	93%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Small Company Opportunity Fund
	Class I Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$40.56	$32.32	$29.92	$27.41	$22.73	$19.78
Investment Activities:
Net investment income	0.11	0.20	0.15	0.16	0.11	0.12
Net realized and unrealized gains on investments	2.62	9.67	2.52	2.48	4.66	2.96
Total from Investment Activities	2.73	9.87	2.67	2.64	4.77	3.08
Distributions:
Net investment income	(0.15)	(0.17)	(0.15)	(0.13)	(0.09)	(0.13)
Net realized gains from investments	(2.69)	(1.46)	(0.12)	—	—	—
Total Distributions	(2.84)	(1.63)	(0.27)	(0.13)	(0.09)	(0.13)
Net Asset Value, End of Period	$40.45	$40.56	$32.32	$29.92	$27.41	$22.73
Total Return (a)	6.75%	31.89%	8.95%	9.63%	21.00%	15.80%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,286,205	$1,148,731	$552,745	$347,783	$274,045	$97,555
Ratio of net expenses to average net assets (b)	0.97%	0.98%	1.02%	1.04%	1.05%	1.11%
Ratio of net investment income to average net assets (b)	0.48%	0.48%	0.43%	0.50%	0.53%	0.66%
Portfolio turnover (c)	21%	56%	41%	44%	66%	93%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Small Company Opportunity Fund
	Class R Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$38.77	$31.08	$28.84	$26.50	$22.03	$19.19
Investment Activities:
Net investment income(loss)	(0.02)	— (a)	(0.03)	(0.02)	(0.02)	0.02
Net realized and unrealized gains on investments	2.50	9.27	2.43	2.40	4.49	2.87
Total from Investment Activities	2.48	9.27	2.40	2.38	4.47	2.89
Distributions:
Net investment income	—	(0.12)	(0.04)	(0.04)	—	(0.05)
Net realized gains from investments	(2.69)	(1.46)	(0.12)	—	—	—
Total Distributions	(2.69)	(1.58)	(0.16)	(0.04)	—	(0.05)
Net Asset Value, End of Period	$38.56	$38.77	$31.08	$28.84	$26.50	$22.03
Total Return (b)	6.42%	31.14%	8.33%	8.99%	20.31%	15.14%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$300,793	$294,246	$232,234	$186,467	$147,459	$114,220
Ratio of net expenses to average net assets (c)	1.56%	1.56%	1.61%	1.60%	1.63%	1.65%
Ratio of net investment income (loss) to average net assets (c)	(0.10)%	(0.01)%	(0.15)%	(0.06)%	(0.07)%	0.07%
Portfolio turnover (d)	21%	56%	41%	44%	66%	93%

(a)  Less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Small Company Opportunity Fund
	Class Y Shares
	Six Months Ended April 30, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$40.36	$34.42
Investment Activities:
Net investment income	0.11	0.01
Net realized and unrealized gains on investments	2.56	5.93
Total from Investment Activities	2.67	5.94
Distributions:
Net investment income	(0.09)	—
Net realized gains from investments	(2.69)	—
Total Distributions	(2.78)	—
Net Asset Value, End of Period	$40.25	$40.36
Total Return (b)	6.65%	17.26%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$88,475	$15,072
Ratio of net expenses to average net assets (c)	1.08%	1.15%
Ratio of net investment income to average net assets (c)	0.03%	0.04%
Ratio of gross expenses to average net assets (c) (d)	1.08%	1.23%
Ratio of net investment income (loss) to average net assets (c) (d)	0.03%	(0.04)%
Portfolio turnover (e)	21%	56%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Large Cap Growth Fund
	Class A Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$18.62	$15.33	$14.61	$13.91	$11.30	$9.95
Investment Activities:
Net investment loss	(0.06)	(0.31)	(0.12)	(0.12)	(0.06)	(0.05)
Net realized and unrealized gains on investments	0.50	4.31	1.02	0.82	2.67	1.40
Total from Investment Activities	0.44	4.00	0.90	0.70	2.61	1.35
Distributions:
Net realized gains from investments	(1.67)	(0.71)	(0.18)	—	—	—
Total Distributions	(1.67)	(0.71)	(0.18)	—	—	—
Net Asset Value, End of Period	$17.39	$18.62	$15.33	$14.61	$13.91	$11.30
Total Return (excludes sales charge) (a)	1.92%	27.29%	6.31%	5.03%	23.10%	13.57%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$37,839	$42,093	$83,648	$94,814	$120,697	$63,497
Ratio of net expenses to average net assets (b)	1.26%	1.28%	1.29%	1.23%	1.25%	1.26%
Ratio of net investment loss to average net assets (b)	(0.63)%	(0.62)%	(0.74)%	(0.68)%	(0.65)%	(0.59)%
Portfolio turnover (c)	27%	78%	77%	82%	51%	92%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Large Cap Growth Fund
	Class C Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$17.15	$14.29	$13.74	$13.19	$10.81	$9.59
Investment Activities:
Net investment loss	(0.13)	(0.23)	(0.19)	(0.19)	(0.16)	(0.10)
Net realized and unrealized gains on investments	0.48	3.80	0.92	0.74	2.54	1.32
Total from Investment Activities	0.35	3.57	0.73	0.55	2.38	1.22
Distributions:
Net realized gains from investments	(1.67)	(0.71)	(0.18)	—	—	—
Total Distributions	(1.67)	(0.71)	(0.18)	—	—	—
Net Asset Value, End of Period	$15.83	$17.15	$14.29	$13.74	$13.19	$10.81
Total Return (excludes contingent deferred sales charge) (a)	1.53%	26.22%	5.46%	4.17%	22.02%	12.72%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$10,565	$11,655	$9,187	$6,462	$4,072	$2,746
Ratio of net expenses to average net assets (b)	2.07%	2.10%	2.10%	2.10%	2.10%	2.10%
Ratio of net investment loss to average net assets (b)	(1.44)%	(1.47)%	(1.54)%	(1.58)%	(1.48)%	(1.45)%
Ratio of gross expenses to average net assets (b) (c)	2.07%	2.11%	2.15%	2.15%	2.29%	2.66%
Ratio of net investment loss to average net assets (b) (c)	(1.44)%	(1.48)%	(1.60)%	(1.63)%	(1.67)%	(1.99)%
Portfolio turnover (d)	27%	78%	77%	82%	51%	92%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Large Cap Growth Fund
	Class I Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Period Ended October 31, 2011(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$18.76	$15.39	$14.62	$15.46
Investment Activities:
Net investment loss	(0.02)	— (b)	(0.09)	(0.04)
Net realized and unrealized gains(losses) on investments	0.50	4.08	1.04	(0.80)
Total from Investment Activities	0.48	4.08	0.95	(0.84)
Distributions:
Net realized gains from investments	(1.67)	(0.71)	(0.18)	—
Total Distributions	(1.67)	(0.71)	(0.18)	—
Net Asset Value, End of Period	$17.57	$18.76	$15.39	$14.62
Total Return (c)	2.13%	27.72%	6.65%	(5.43)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$111,102	$106,035	$53,683	$66,268
Ratio of net expenses to average net assets (d)	0.95%	0.95%	0.97%	1.02%
Ratio of net investment loss to average net assets (d)	(0.33)%	(0.35)%	(0.42)%	(0.56)%
Ratio of gross expenses to average net assets (d) (e)	0.98%	0.98%	1.00%	1.02%
Ratio of net investment loss to average net assets (d) (e)	(0.36)%	(0.38)%	(0.45)%	(0.56)%
Portfolio turnover (f)	27%	78%	77%	82%

(a)  Class I Shares commenced operations on March 1, 2011.

(b)  Less than $0.01 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Large Cap Growth Fund
	Class R Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$18.02	$14.91	$14.27	$13.65	$11.13	$9.83
Investment Activities:
Net investment loss	(0.09)	(0.24)	(0.16)	(0.20)	(0.16)	(0.10)
Net realized and unrealized gains on investments	0.49	4.06	0.98	0.82	2.68	1.40
Total from Investment Activities	0.40	3.82	0.82	0.62	2.52	1.30
Distributions:
Net realized gains from investments	(1.67)	(0.71)	(0.18)	—	—	—
Total Distributions	(1.67)	(0.71)	(0.18)	—	—	—
Net Asset Value, End of Period	$16.75	$18.02	$14.91	$14.27	$13.65	$11.13
Total Return (a)	1.75%	26.83%	5.89%	4.54%	22.64%	13.22%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$908	$902	$1,020	$1,005	$681	$662
Ratio of net expenses to average net assets (b)	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment loss to average net assets (b)	(1.03)%	(1.01)%	(1.11)%	(1.12)%	(1.02)%	(0.94)%
Ratio of gross expenses to average net assets (b) (c)	2.67%	2.68%	2.79%	2.35%	2.84%	3.20%
Ratio of net investment loss to average net assets (b) (c)	(2.05)%	(2.04)%	(2.25)%	(1.82)%	(2.21)%	(2.49)%
Portfolio turnover (d)	27%	78%	77%	82%	51%	92%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Large Cap Growth Fund
	Class Y Shares
	Six Months Ended April 30, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$18.65	$15.78
Investment Activities:
Net investment loss	(0.07)	(0.06)
Net realized and unrealized gains on investments	0.54	2.93
Total from Investment Activities	0.47	2.87
Distributions:
Net realized gains from investments	(1.67)	—
Total Distributions	(1.67)	—
Net Asset Value, End of Period	$17.45	$18.65
Total Return (b)	2.08%	18.19%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$31,105	$50,100
Ratio of net expenses to average net assets (c)	1.02%	1.02%
Ratio of net investment loss to average net assets (c)	(0.36)%	(0.44)%
Ratio of gross expenses to average net assets (c) (d)	1.03%	1.02%
Ratio of net investment loss to average net assets (c) (d)	(0.37)%	(0.44)%
Portfolio turnover (e)	27%	78%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

Select Fund
Class A Shares
Period Ended April 30, 2014(a)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net investment income	0.01
Net realized and unrealized gains on investments	0.08
Total from Investment Activities	0.09
Distributions:
Net investment income	(0.01)
Total Distributions	(0.01)
Net Asset Value, End of Period	$10.08
Total Return (b)	0.90%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$137
Ratio of net expenses to average net assets (c)	1.15%
Ratio of net investment income to average net assets (c)	0.65%
Ratio of gross expenses to average net assets (c) (d)	7.63%
Ratio of net investment loss to average net assets (c) (d)	(5.83)%
Portfolio turnover (e)	20%

(a)  Class A commenced operations on January 2, 2014.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

Select Fund
Class I Shares
Period Ended April 30, 2014(a)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net investment income	0.03
Net realized and unrealized gains on investments	0.06
Total from Investment Activities	0.09
Distributions:
Net investment income	(0.02)
Total Distributions	(0.02)
Net Asset Value, End of Period	$10.07
Total Return (b)	0.88%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,560
Ratio of net expenses to average net assets (c)	0.90%
Ratio of net investment income to average net assets (c)	0.91%
Ratio of gross expenses to average net assets (c) (d)	3.21%
Ratio of net investment loss to average net assets (c) (d)	(1.40)%
Portfolio turnover (e)	20%

(a)  Class I commenced operations on January 2, 2014.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Balanced Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (64.4%)
Consumer Discretionary (6.2%):
Comcast Corp., Class A	9,530	$494
Newell Rubbermaid, Inc.	5,000	151
News Corp., Class A (a)	14,000	238
PVH Corp.	2,400	301
Starbucks Corp.	1,900	134
		1,318
Consumer Staples (5.1%):
Anheuser-Busch InBev NV, ADR	1,950	206
CVS Caremark Corp.	1,900	138
The Procter & Gamble Co.	4,140	342
Wal-Mart Stores, Inc.	5,000	399
		1,085
Energy (6.3%):
Anadarko Petroleum Corp.	4,608	456
BP PLC, ADR	6,300	319
Chesapeake Energy Corp.	5,000	144
Occidental Petroleum Corp.	4,230	405
		1,324
Financials (10.2%):
Bank of America Corp.	26,800	406
Bank of New York Mellon Corp.	8,000	271
Capital One Financial Corp.	4,800	355
Citigroup, Inc.	9,400	449
JPMorgan Chase & Co.	6,180	346
MetLife, Inc.	5,710	299
		2,126
Health Care (8.3%):
Abbott Laboratories	5,400	209
Baxter International, Inc.	3,620	264
Eli Lilly & Co.	2,800	165
Merck & Co., Inc.	8,600	504
Pfizer, Inc.	11,820	370
Roche Holdings Ltd., ADR	6,800	249
		1,761
Industrials (10.6%):
C.H. Robinson Worldwide, Inc.	5,200	306
Danaher Corp.	3,790	278
Eaton Corp. PLC	1,700	123
General Dynamics Corp.	2,630	288
Koninklijke Philips NVR, NYS	8,000	256
Nielsen Holdings NV	6,500	305
Siemens AG, ADR	2,600	343
United Parcel Service, Inc., Class B	3,420	337
		2,236

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount		Value
Information Technology (14.0%):
Altera Corp.	8,000		$260
Apple, Inc.	855		505
Applied Materials, Inc.	15,000		286
Cisco Systems, Inc.	18,800		434
EMC Corp.	19,900		513
Google, Inc., Class A (a)	375		201
Google, Inc., Class C (a)	375		197
Intel Corp.	20,200		539
			2,935
Materials (3.7%):
Air Products & Chemicals, Inc.	3,200		376
Nucor Corp.	4,500		233
The Dow Chemical Co.	3,350		167
			776
Total Common Stocks (Cost $12,060)			13,561
U.S. Government Mortgage Backed Agencies (31.2%)
Government National Mortgage Assoc. 7.00%, 10/20/27 (b)	$196		229
Federal National Mortgage Assoc.
8.50%, 11/1/17	—	(c)	—	(c)
7.00%, 12/1/27	1		1
8.00%, 11/1/28	5		6
6.50%, 3/1/29-7/1/32	11		13
6.00%, 10/1/29-1/1/37	30		34
7.50%, 11/1/29	3		4
			58
Federal Home Loan Mortgage Corp.
6.50%, 5/1/26-11/1/34	8		8
7.00%, 7/1/29-4/1/32	8		10
8.00%, 6/1/30	—	(c)	—	(c)
			18
Government National Mortgage Assoc.
6.00%, 11/15/23-1/20/34	173		195
7.00%, 1/20/26-1/15/39	1,784		2,102
6.50%, 3/20/26-12/15/38	1,617		1,876
8.00%, 10/15/27-9/15/32 (d)	872		1,050
7.50%, 11/20/29-4/20/43	695		832
5.00%, 9/15/39	196		216
			6,271
Total U.S. Government Mortgage Backed Agencies (Cost $6,649)			6,576
U.S. Treasury Obligations (2.2%)
U.S. Treasury Bills, 0.04%, 10/9/14 (e)	46		46
U.S. Treasury Bonds, 8.88%, 8/15/17	328		412
Total U.S. Treasury Obligations (Cost $458)			458

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Investment Companies (1.2%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (f)	249,103	$249
Total Investment Companies (Cost $249)		249
Total Investments (Cost $19,411) — 99.0%		20,844
Other assets in excess of liabilities — 1.0%		220
NET ASSETS — 100.00%		$21,064

(a)  Non-income producing security.

(b)  Security purchased on a when-issued basis.

(c)  Rounds to less than $1.

(d)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(e)  Rate represents the effective yield at purchase.

(f)  Rate disclosed is the daily yield on 4/30/14.

ADR — American Depositary Receipt

NYS — New York Registered Shares

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Investment Grade Convertible Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stock (0.4%)
Financials (0.4%):
Digital Realty Trust, Inc. (a)	2,191	$117
Total Common Stock (Cost $106)		117
Convertible Corporate Bonds (66.7%)
Consumer Discretionary (8.9%):
Ford Motor Co., Convertible Subordinated Notes, 4.25%, 11/15/16	$501	945
International Game Technology, Convertible Subordinated Notes, 3.25%, 5/1/14	136	136
Omnicom Group, Inc., Convertible Subordinated Notes, 7/31/32, Callable 7/31/14 @ 100 (b)	145	182
Priceline Group, Inc., Convertible Subordinated Notes, 1.25%, 3/15/15	240	913
Priceline.com, Inc., Convertible Subordinated Notes, 1.00%, 3/15/18	385	538
		2,714
Energy (1.6%):
Chesapeake Energy Corp., Convertible Subordinated Notes, 2.50%, 5/15/37, Callable 5/15/17 @ 100 (b)	470	484
Financials (11.5%):
Ares Capital Corp., Convertible Subordinated Notes, 5.13%, 6/1/16	720	778
BlackRock Kelso Capital Corp., Convertible Subordinated Notes, 5.50%, 2/15/18	161	170
Health Care REIT, Inc., Convertible Subordinated Notes, 3.00%, 12/1/29, Callable 12/1/14 @ 200 (b)	260	320
Janus Capital Group, Inc., Convertible Subordinated Notes, 0.75%, 7/15/18	420	541
Jefferies Group, Inc., Convertible Subordinated Notes, 3.88%, 11/1/29, Callable 11/1/17 @ 200	405	430
ProLogis, Inc., Convertible Subordinated Notes, 3.25%, 3/15/15	514	586
Prospect Capital Corp., Convertible Subordinated Notes, 5.88%, 1/15/19	210	222
Rayonier TRS Holdings, Inc., Convertible Subordinated Notes 4.50%, 8/15/15 (c)	150	215
4.50%, 8/15/15	170	243
		3,505
Health Care (16.7%):
Alza Corp., Convertible Subordinated Notes, 7/28/20, Callable 5/27/14 @ 83.02 (d)	762	1,060
Bristol-Myers Squibb Co., Convertible Subordinated Notes, 2.32%, 9/15/23, Callable 6/5/14 @ 100 (e)	92	114
Gilead Sciences, Inc., Convertible Subordinated Notes, 1.63%, 5/1/16	452	1,560
Mylan, Inc., 3.75%, 9/15/15	130	496
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes, 0.25%, 2/1/26, Callable 5/29/14 @ 100 (b)	595	728
WellPoint, Inc., Convertible Subordinated Notes, 2.75%, 10/15/42	749	1,095
		5,053
Industrials (8.2%):
Airtran Holdings, Inc., Convertible Subordinated Notes, 5.25%, 11/1/16	531	1,046
Danaher Corp., Convertible Subordinated Notes , 1/22/21, Callable 5/27/14 @ 85.36 (d)	372	794

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Investment Grade Convertible Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24 (b)	$174	$478
Roper Industries, Inc., Convertible Subordinated Notes, 1/15/34, Callable 6/9/14 @ 48.28 (b)	—	183
		2,501
Information Technology (13.5%):
Intel Corp., Convertible Subordinated Notes, 3.25%, 8/1/39	1,074	1,511
Lam Research Corp., Convertible Subordinated Notes, 1.25%, 5/15/18	532	679
Micron Technology, Inc., Convertible Subordinated Notes, 3.00%, 11/15/43, Callable 11/20/18 @ 83.04 (b)	247	285
Novellus Systems, Inc., Convertible Subordinated Notes, 2.63%, 5/15/41	289	513
Xilinx, Inc., Convertible Subordinated Notes, 2.63%, 6/15/17	652	1,077
		4,065
Materials (4.7%):
Allegheny Technologies, Inc., Convertible Subordinated Notes, 4.25%, 6/1/14	190	193
Kaiser Aluminum Corp., Convertible Subordinated Notes, 4.50%, 4/1/15	189	282
Newmont Mining Corp., Convertible Subordinated Notes, 1.63%, 7/15/17	720	771
RPM International, Inc., Convertible Subordinated Notes, 2.25%, 12/15/20	140	167
		1,413
Utilities (1.6%):
Dominion Resources, Inc., Convertible Subordinated Notes, 2.13%, 12/15/23, Callable 5/29/14 @ 200 (f)	232	499
		499
Total Convertible Corporate Bonds (Cost $17,594)		20,234
Convertible Preferred Stocks (20.8%)
Consumer Discretionary (0.8%):
Stanley Black & Decker I, Inc., 6.25%	2,040	228
		228
Energy (1.9%):
Chesapeake Energy Corp., 5.75%	181	218
NextEra Energy, Inc., 5.89%	5,680	363
		581
Financials (12.3%):
AMG Capital Trust II, 5.15%	6,040	383
Health Care REIT, Inc., 6.50%, Series JNS	7,368	423
MetLife, Inc., 5.00%	32,831	1,000
New York Community Capital Trust V, 6.00%	9,086	445
Wells Fargo & Co., 7.50%, Series L	1,250	1,494
		3,745
Industrials (3.6%):
Stanley Black & Decker I, Inc., 4.75%	2,466	320
United Technologies Corp., 7.50%	11,537	764
		1,084

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Investment Grade Convertible Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (2.2%):
Dominion Resources, Inc., 6.00%, Series B	5,750	$338
Dominion Resources, Inc., 6.13%, Series A	5,755	337
		675
Total Convertible Preferred Stocks (Cost $5,925)		6,313
Investment Companies (25.8%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (g)	7,837,296	7,837
Total Investment Companies (Cost $7,837)		7,837
Total Investments (Cost $31,462) — 113.7%		34,501
Liabilities in excess of other assets — (13.7)%		(4,151)
NET ASSETS — 100.00%		$30,350

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At April 30, 2014, illiquid securities were 0.40% of the Fund's net assets.

(b)  Continuously callable with 30 days notice.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)  Continuously callable with 15 days notice.

(e)  Variable or Floating-Rate Security. Rate disclosed is as of 4/30/14.

(f)  Continuously callable with 20 days notice.

(g)  Rate disclosed is the daily yield on 4/30/14.

LLC — Limited Liability Co.

REIT — Real Estate Investment Trust

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2014

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Balanced Fund		Investment Grade Convertible Fund
ASSETS:
Investments, at value (Cost $19,411 and $31,462)	$20,844		$34,501
Interest and dividends receivable	57		131
Receivable for capital shares issued	5		75
Receivable for investments sold	437		—
Reclaims receivable	—	(a)	—
Receivable from adviser	11		2
Prepaid expenses	31		23
Total Assets	21,385		34,732
LIABILITIES:
Payable for investments purchased	291		4,360
Payable for capital shares redeemed	—	(a)	—	(a)
Accrued expenses and other payables:
Investment advisory fees	10		15
Administration fees	4		3
Custodian fees	4		—	(a)
Transfer agent fees	2		1
Chief Compliance Officer fees	—		—	(a)
Trustees' fees	—	(a)	—	(a)
12b-1 fees	8		1
Other accrued expenses	2		2
Total Liabilities	321		4,382
NET ASSETS:
Capital	24,515		31,897
Distributions in excess of net investment income	(122)		(108)
Accumulated net realized losses from investments	(4,762)		(4,478)
Net unrealized appreciation on investments	1,433		3,039
Net Assets	$21,064		$30,350
Net Assets
Class A Shares	$10,449		$6,470
Class C Shares	3,060		—
Class I Shares	277		23,880
Class R Shares	7,278		—
Total	$21,064		$30,350
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	687		488
Class C Shares	203		—
Class I Shares	18		1,803
Class R Shares	479		—
Total	1,387		2,291
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$15.21		$13.26
Class C Shares (c)	$15.10		—
Class I Shares	$15.27		$13.24
Class R Shares	$15.19		—
Maximum sales charge — Class A Shares	5.75%		2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$16.14		$13.53

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.
See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Period Ended April 30, 2014

(Amounts in Thousands)  (Unaudited)

	Balanced Fund	Investment Grade Convertible Fund
Investment Income:
Interest income	$78	$104
Dividend income	145	110
Total Income	223	214
Expenses:
Investment advisory fees	64	73
Administration fees	14	13
12b-1 fees — Class A Shares	14	8
12b-1 fees — Class C Shares	15	—
12b-1 fees — Class R Shares	18	—
Custodian fees	6	2
Transfer agent fees	2	2
Transfer agent fees — Class A Shares	2	1
Transfer agent fees — Class C Shares	1	—
Transfer agent fees — Class I Shares	—	—	(a)
Transfer agent fees — Class R Shares	1	—
Trustees' fees	1	1
Chief Compliance Officer fees	— (a)	—	(a)
Legal and audit fees	2	1
State registration and filing fees	26	15
Other expenses	3	4
Total Expenses	169	120
Expenses waived/reimbursed by Adviser	(24)	(6)
Net Expenses	145	114
Net Investment Income	78	100
Realized/Unrealized Gains from Investment Transactions:
Net realized gains from investment transactions	1,536	453
Net change in unrealized appreciation/depreciation on investments	(650)	834
Net realized/unrealized gains on investments	886	1,287
Change in net assets resulting from operations	$964	$1,387

(a)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Balanced Fund		Investment Grade Convertible Fund
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Six Months Ended April 30, 2014	Year Ended October 31, 2013
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$78	$139	$100	$230
Net realized gains from investment transactions	1,536	2,551	453	1,095
Net change in unrealized appreciation/depreciation on investments	(650)	911	834	1,697
Change in net assets resulting from operations	964	3,601	1,387	3,022
Distributions to Shareholders:
From net investment income:
Class A Shares	(113)	(179)	(154)	(97)
Class C Shares	(21)	(16)	—	—
Class I Shares	(3)	(5)	(289)	(148)
Class R Shares	(63)	(79)	—	—
From net realized gains:
Class A Shares	(184)	—	—	—
Class C Shares	(43)	—	—	—
Class I Shares	(4)	—	—	—
Class R Shares	(105)	—	—	—
Change in net assets resulting from distributions to shareholders	(536)	(279)	(443)	(245)
Change in net assets from capital transactions	(1,807)	(34)	13,701	(5,324)
Change in net assets	(1,379)	3,288	14,645	(2,547)
Net Assets:
Beginning of period	22,443	19,155	15,705	18,252
End of period	$21,064	$22,443	$30,350	$15,705
Accumulated undistributed (distributions in excess of) net investment income	$(122)	$— (a)	$(108)	$235

(a)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Balanced Fund		Investment Grade Convertible Fund
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Six Months Ended April 30, 2014	Year Ended October 31, 2013
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$751	$1,800	$563	$1,252
Dividends reinvested	275	164	110	52
Cost of shares redeemed	(3,103)	(3,239)	(771)	(6,386)
Total Class A Shares	$(2,077)	$(1,275)	$(98)	$(5,082)
Class C Shares
Proceeds from shares issued	$506	$1,666	—	—
Dividends reinvested	51	12	—	—
Cost of shares redeemed	(330)	(394)	—	—
Total Class C Shares	$227	$1,284	—	—
Class I Shares
Proceeds from shares issued	$1	$43	$16,108	$4,354
Dividends reinvested	7	5	224	134
Cost of shares redeemed	(15)	(131)	(2,533)	(4,730)
Total Class I Shares	$(7)	$(83)	$13,799	$(242)
Class R Shares
Proceeds from shares issued	$348	$930	—	—
Dividends reinvested	165	78	—	—
Cost of shares redeemed	(463)	(968)	—	—
Total Class R Shares	$50	$40	—	—
Change in net assets from capital transactions	$(1,807)	$(34)	$13,701	$(5,324)
Share Transactions:
Class A Shares
Issued	51	129	43	106
Reinvested	18	12	9	5
Redeemed	(205)	(238)	(60)	(525)
Total Class A Shares	(136)	(97)	(8)	(414)
Class C Shares
Issued	34	119	—	—
Reinvested	3	1	—	—
Redeemed	(22)	(29)	—	—
Total Class C Shares	15	91	—	—
Class I Shares
Issued	— (a)	3	1,242	363
Reinvested	1	— (a)	18	12
Redeemed	(1)	(9)	(198)	(404)
Total Class I Shares	— (a)	(6)	1,062	(29)
Class R Shares
Issued	22	67	—	—
Reinvested	11	6	—	—
Redeemed	(31)	(70)	—	—
Total Class R Shares	2	3	—	—
Change in Shares	(119)	(9)	1,054	(443)

(a)  Rounds to less than 1.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class A Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$14.92	$12.65	$11.93	$11.89	$10.97		$10.26
Investment Activities:
Net investment income	0.06	0.12	0.11	0.11	0.19		0.24
Net realized and unrealized gains on investments	0.60	2.36	1.12	0.09	0.97		0.73
Total from Investment Activities	0.66	2.48	1.23	0.20	1.16		0.97
Distributions:
Net investment income	(0.15)	(0.21)	(0.16)	(0.16)	(0.24)		(0.26)
Net realized gains from investments	(0.22)	—	(0.35)	—	—		—
Total Distributions	(0.37)	(0.21)	(0.51)	(0.16)	(0.24)		(0.26)
Net Asset Value, End of Period	$15.21	$14.92	$12.65	$11.93	$11.89		$10.97
Total Return (excludes sales charge) (a)	4.50%	19.77%	10.58%	1.64%	10.67	%(b)	9.83%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$10,449	$12,296	$11,650	$16,572	$27,560		$31,560
Ratio of net expenses to average net assets (c)	1.15%	1.15%	1.12%	1.11%	1.15%		1.14%
Ratio of net investment income to average net assets (c)	0.92%	0.86%	1.00%	1.00%	1.69%		2.37%
Ratio of gross expenses to average net assets (c) (d)	1.30%	1.44%	1.48%	1.29%	1.15%		1.14%
Ratio of net investment income to average net assets (c) (d)	0.77%	0.57%	0.64%	0.82%	1.69%		2.37%
Portfolio turnover (e)	35%	142%	106%	130%	238%		241%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.10% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class C Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$14.82	$12.57	$11.86	$11.83	$10.91		$10.21
Investment Activities:
Net investment income	0.02	0.04	0.02	0.03	0.09		0.14
Net realized and unrealized gains on investments	0.59	2.33	1.11	0.08	0.97		0.74
Total from Investment Activities	0.61	2.37	1.13	0.11	1.06		0.88
Distributions:
Net investment income	(0.11)	(0.12)	(0.07)	(0.08)	(0.14)		(0.18)
Net realized gains from investments	(0.22)	—	(0.35)	—	—		—
Total Distributions	(0.33)	(0.12)	(0.42)	(0.08)	(0.14)		(0.18)
Net Asset Value, End of Period	$15.10	$14.82	$12.57	$11.86	$11.83		$10.91
Total Return (excludes contingent deferred sales charge) (a)	4.13%	18.95%	9.81%	0.90%	9.83	%(b)	8.90%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,060	$2,780	$1,214	$1,330	$1,014		$897
Ratio of net expenses to average net assets (c)	1.85%	1.85%	1.84%	1.80%	2.00%		2.00%
Ratio of net investment income to average net assets (c)	0.22%	0.05%	0.27%	0.28%	0.85%		1.43%
Ratio of gross expenses to average net assets (c) (d)	2.18%	2.66%	3.01%	2.82%	3.00%		3.04%
Ratio of net investment income (loss) to average net assets (c) (d)	(0.11)%	(0.77)%	(0.90)%	(0.74)%	(0.15)%		0.39%
Portfolio turnover (e)	35%	142%	106%	130%	238%		241%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.10% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class I Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$14.97	$12.69	$11.97	$11.87	$10.95		$10.24
Investment Activities:
Net investment income	0.08	0.14	0.18	0.19 (a)	0.24		0.27
Net realized and unrealized gains on investments	0.61	2.38	1.08	0.13	0.96		0.74
Total from Investment Activities	0.69	2.52	1.26	0.32	1.20		1.01
Distributions:
Net investment income	(0.17)	(0.24)	(0.19)	(0.22)	(0.28)		(0.30)
Net realized gains from investments	(0.22)	—	(0.35)	—	—		—
Total Distributions	(0.39)	(0.24)	(0.54)	(0.22)	(0.28)		(0.30)
Net Asset Value, End of Period	$15.27	$14.97	$12.69	$11.97	$11.87		$10.95
Total Return (b)	4.67%	20.06%	10.88%	2.64%	11.05	%(c)	10.23%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$277	$278	$311	$26	$63,961		$61,020
Ratio of net expenses to average net assets (d)	0.90%	0.90%	0.85%	0.66%	0.80%		0.80%
Ratio of net investment income to average net assets (d)	1.17%	1.12%	1.02%	1.52%	2.04%		2.72%
Ratio of gross expenses to average net assets (d) (e)	5.11%	4.46%	19.77%	0.90%	0.84%		0.86%
Ratio of net investment income (loss) to average net assets (d) (e)	(3.04)%	(2.44)%	(17.90)%	1.28%	2.00%		2.66%
Portfolio turnover (f)	35%	142%	106%	130%	238%		241%

(a)  Calculated using average shares method for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.10% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class R Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$14.90	$12.64	$11.92	$11.88	$10.96		$10.25
Investment Activities:
Net investment income	0.05	0.08	0.08	0.08	0.14		0.19
Net realized and unrealized gains on investments	0.60	2.35	1.11	0.08	0.97		0.74
Total from Investment Activities	0.65	2.43	1.19	0.16	1.11		0.93
Distributions:
Net investment income	(0.14)	(0.17)	(0.12)	(0.12)	(0.19)		(0.22)
Net realized gains from investments	(0.22)	—	(0.35)	—	—		—
Total Distributions	(0.36)	(0.17)	(0.47)	(0.12)	(0.19)		(0.22)
Net Asset Value, End of Period	$15.19	$14.90	$12.64	$11.92	$11.88		$10.96
Total Return (a)	4.36%	19.34%	10.27%	1.36%	10.22	%(b)	9.39%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$7,278	$7,089	$5,980	$5,063	$4,678		$4,102
Ratio of net expenses to average net assets (c)	1.45%	1.45%	1.44%	1.40%	1.59%		1.57%
Ratio of net investment income to average net assets (c)	0.62%	0.54%	0.64%	0.68%	1.25%		1.91%
Ratio of gross expenses to average net assets (c) (d)	1.59%	1.72%	1.79%	1.70%	1.59%		1.62%
Ratio of net investment income to average net assets (c) (d)	0.48%	0.27%	0.29%	0.38%	1.25%		1.85%
Portfolio turnover (e)	35%	142%	106%	130%	238%		241%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.10% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Investment Grade Convertible Fund
	Class A Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$12.70	$10.85	$10.52	$10.74	$10.00		$8.11
Investment Activities:
Net investment income	0.04	0.12 (a)	0.14 (a)	0.16 (a)	0.18		0.25
Net realized and unrealized gains(losses) on investments	0.83	1.85	0.45	(0.09)	1.01		1.88
Total from Investment Activities	0.87	1.97	0.59	0.07	1.19		2.13
Distributions:
Net investment income	(0.31)	(0.12)	(0.26)	(0.29)	(0.45)		(0.24)
Total Distributions	(0.31)	(0.12)	(0.26)	(0.29)	(0.45)		(0.24)
Net Asset Value, End of Period	$13.26	$12.70	$10.85	$10.52	$10.74		$10.00
Total Return (excludes sales charge) (b)	6.95%	18.30%	5.82%	0.56%	12.16	%(c)	26.62%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$6,470	$6,299	$9,879	$11,437	$17,824		$19,310
Ratio of net expenses to average net assets (d)	1.53%	1.50%	1.44%	1.35%	1.34%		1.31%
Ratio of net investment income to average net assets (d)	0.63%	1.04%	1.35%	1.44%	1.59%		2.74%
Portfolio turnover (e)	16%	27%	47%	35%	24%		42%

(a)  Calculated using average shares method for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.12% lower.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Investment Grade Convertible Fund
	Class I Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$12.68	$10.87	$10.52	$10.74	$10.00		$8.10
Investment Activities:
Net investment income	0.12	0.18	0.19 (a)	0.20 (a)	0.19		0.27
Net realized and unrealized gains(losses) on investments	0.78	1.84	0.45	(0.09)	1.03		1.89
Total from Investment Activities	0.90	2.02	0.64	0.11	1.22		2.16
Distributions:
Net investment income	(0.34)	(0.21)	(0.29)	(0.33)	(0.48)		(0.26)
Total Distributions	(0.34)	(0.21)	(0.29)	(0.33)	(0.48)		(0.26)
Net Asset Value, End of Period	$13.24	$12.68	$10.87	$10.52	$10.74		$10.00
Total Return (b)	7.23%	18.81%	6.26%	0.95%	12.52	%(c)	27.06%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$23,880	$9,406	$8,373	$16,214	$12,259		$10,889
Ratio of net expenses to average net assets (d)	1.00%	1.00%	1.00%	1.00%	1.00%		1.00%
Ratio of net investment income to average net assets (d)	1.22%	1.55%	1.84%	1.80%	1.91%		2.74%
Ratio of gross expenses to average net assets (d) (e)	1.09%	1.19%	1.12%	1.07%	1.06%		1.06%
Ratio of net investment income to average net assets (d) (e)	1.13%	1.36%	1.72%	1.73%	1.85%		2.68%
Portfolio turnover (f)	16%	27%	47%	35%	24%		42%

(a)  Calculated using average shares method for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.12% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Fund for Income  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (93.5%)
Multi-family (10.6%):
Collateralized Mortgage Obligations (10.1%):
Government National Mortgage Assoc.
Series 2003-109, Class D, 5.25% (a), 1/16/34	$191	$191
Series 2006-42, Class B, 5.11% (a), 8/16/46	3,168	3,197
Series 2006-6, Class C, 5.02% (a), 2/16/44	202	205
Series 2006-66, Class B, 5.00% (a), 9/16/41	4,135	4,384
Series 2007-46, Class D, 5.33% (a), 5/16/46	6,292	6,671
Series 2008-59, Class C, 5.78% (a), 6/16/32	462	471
Series 2010-122, Class AC, 7.00%, 2/16/40	7,059	8,103
Series 2010-124, Class BA, 7.00%, 5/16/37	10,000	10,569
Series 2010-136, Class BH, 7.00%, 11/16/40	6,141	6,870
Series 2010-140, Class AC, 7.00%, 12/16/37	10,000	10,798
Series 2010-148, Class AC, 7.00% (a), 12/16/50	6,590	7,299
Series 2010-155, Class BH, 7.00%, 6/16/39	7,833	8,608
Series 2011-15, Class BA, 7.00%, 10/16/33	10,000	10,895
Series 2012-33, Class AB, 7.00%, 3/16/46	9,631	10,902
Series 2012-67, Class AF, 7.00%, 4/15/44	8,365	9,260
		98,423
Pass-throughs (0.5%):
Government National Mortgage Assoc.
7.49%, 8/15/20-11/15/20	361	407
7.50%, 8/15/21	166	181
6.00%, 1/15/22	193	210
7.92%, 7/15/23	510	539
8.00%, 7/15/24-11/15/33	1,517	1,615
8.60%, 5/15/27	455	453
7.75%, 6/15/30-9/15/33	793	827
8.25%, 9/15/30	238	254
		4,486
Single Family (82.9%):
Collateralized Mortgage Obligations (5.5%):
Government National Mortgage Assoc.
Series 1994-7, Class PQ, 6.50%, 10/16/24	580	666
Series 1996-20, Class J, 7.50%, 9/20/26	155	180
Series 1997-8, Class PN, 7.50%, 5/16/27	84	97
Series 1998-14, Class PH, 6.50%, 6/20/28	310	352
Series 1998-19, Class ZA, 6.50%, 4/20/28	255	296
Series 1998-23, Class ZB, 6.50%, 6/20/28	157	177
Series 1999-4, Class ZB, 6.00%, 2/20/29	396	444
Series 1999-40, Class ZW, 7.50%, 11/20/29	272	316
Series 1999-41, Class Z, 8.00%, 11/16/29	256	303
Series 2000-9, Class Z, 8.00%, 6/20/30	129	155
Series 2001-10, Class PE, 6.50%, 3/16/31	549	624
Series 2001-15, Class ZH, 6.00%, 4/20/31	635	712
Series 2001-21, Class PE, 6.50%, 5/16/31	463	527
Series 2001-41, Class PC, 6.50%, 8/20/31	408	421

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Fund for Income  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount		Value
Series 2002-22, Class GF, 6.50%, 3/20/32	$93		$106
Series 2002-33, Class ZJ, 6.50%, 5/20/32	260		297
Series 2002-40, Class UK, 6.50%, 6/20/32	403		460
Series 2002-45, Class QE, 6.50%, 6/20/32	167		191
Series 2002-47, Class ZA, 6.50%, 7/20/32	510		582
Series 2005-72, Class H, 11.50%, 11/16/17	27		30
Series 2005-74, Class HB, 7.50%, 9/16/35	228		264
Series 2012-106, Class JM, 7.29% (a), 10/20/34	2,270		2,710
Series 2012-30, Class WB, 7.22% (a), 11/20/39	11,602		13,700
Series 2013-190, Class KT, 8.41% (a), 9/20/30	9,643		10,973
Series 2013-51, Class BL, 6.09% (a), 4/20/34	6,789		7,655
Series 2013-64, Class KY, 6.94% (a), 12/20/38	4,849		5,576
Series 2013-70, Class KP, 7.25% (a), 2/20/39	4,374		5,166
			52,980
Pass-throughs (77.4%):
Government National Mortgage Assoc.
7.00%, 4/15/16-10/20/38	182,814		216,671
8.75%, 3/20/17	10		10
8.00%, 7/20/17-4/15/38	70,734		86,360
9.00%, 11/15/17-10/15/29	1,209		1,346
9.50%, 10/15/18-7/15/25	5		6
11.00%, 12/15/18	—	(b)	—	(b)
11.50%, 9/15/20	—	(b)	—	(b)
7.75%, 11/15/20	1,220		1,361
7.50%, 12/20/22-4/20/43	96,172		115,469
7.13%, 3/15/23-7/15/25	4,335		4,951
6.00%, 9/20/23-6/15/40	39,847		46,444
10.00%, 4/15/25-2/15/26	11,075		12,687
6.50%, 12/15/25-3/1/43	210,658		242,970
8.50%, 11/20/31-2/15/32	5,926		7,015
5.50%, 1/15/39	3,764		4,312
5.00%, 5/15/39	11,246		12,825
			752,427
Total Government National Mortgage Association (Cost $918,587)			908,316
U.S. Treasury Obligations (6.1%)
U.S. Treasury Bills, 0.04%, 10/9/14 (c)	8,074		8,073
U.S. Treasury Bonds, 8.88%, 8/15/17	40,397		50,685
Total U.S. Treasury Obligations (Cost $58,773)			58,758
Investment Companies (0.0%)
Federated U.S. Treasury Cash Reserve Fund, 0.00% (d)	99,953		100
Total Investment Companies (Cost $100)			100
Total Investments (Cost $977,460) — 99.6%			967,174
Other assets in excess of liabilities — 0.4%			3,460
NET ASSETS — 100.00%			$970,634

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Fund for Income  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

(a)  Variable or Floating-Rate Security. Rate disclosed is as of 4/30/14.

(b)  Rounds to less than $1.

(c)  Rate represents the effective yield at purchase.

(d)  Rate disclosed is the daily yield on 4/30/14.

See notes to financial statements.

Statement of Assets and Liabilities

The Victory Portfolios  April 30, 2014

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

Fund for Income
ASSETS:
Investments, at value (Cost $977,460)	$967,174
Interest and dividends receivable	5,270
Receivable for capital shares issued	518
Receivable from adviser	1
Prepaid expenses	94
Total Assets	973,057
LIABILITIES:
Payable for investments purchased	29
Payable for capital shares redeemed	1,534
Accrued expenses and other payables:
Investment advisory fees	370
Administration fees	98
Custodian fees	17
Transfer agent fees	90
Chief Compliance Officer fees	2
Trustees' fees	1
12b-1 fees	186
Other accrued expenses	96
Total Liabilities	2,423
NET ASSETS:
Capital	1,135,809
Distributions in excess of net investment income	(15,037)
Accumulated net realized losses from investments	(139,852)
Net unrealized depreciation on investments	(10,286)
Net Assets	$970,634
Net Assets
Class A Shares	$419,295
Class C Shares	95,943
Class I Shares	355,565
Class R Shares	90,463
Class Y Shares	9,368
Total	$970,634
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	40,381
Class C Shares	9,302
Class I Shares	34,264
Class R Shares	8,707
Class Y Shares	902
Total	93,556
Net asset value, offering (except Class A Shares) and redemption price per share: (a)
Class A Shares	$10.38
Class C Shares (b)	$10.31
Class I Shares	$10.38
Class R Shares	$10.39
Class Y Shares	$10.38
Maximum sales charge — Class A Shares	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$10.59

(a)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(b)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statement of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2014

(Amounts in Thousands)  (Unaudited)

Fund for Income
Investment Income:
Interest income	$13,363
Total Income	13,363
Expenses:
Investment advisory fees	2,343
Administration fees	584
12b-1 fees — Class A Shares	556
12b-1 fees — Class C Shares	549
12b-1 fees — Class R Shares	116
Custodian fees	58
Transfer agent fees	102
Transfer agent fees — Class A Shares	100
Transfer agent fees — Class C Shares	28
Transfer agent fees — Class I Shares	27
Transfer agent fees — Class R Shares	20
Transfer agent fees — Class Y Shares	5
Trustees' fees	66
Chief Compliance Officer fees	11
Legal and audit fees	90
State registration and filing fees	55
Other expenses	107
Total Expenses	4,817
Expenses waived/reimbursed by Adviser	(6)
Net Expenses	4,811
Net Investment Income	8,552
Realized/Unrealized Losses from Investment Transactions:
Net realized losses from investment transactions	(2,133)
Net change in unrealized appreciation/depreciation on investments	(3,397)
Net realized/unrealized losses on investments	(5,530)
Change in net assets resulting from operations	$3,022

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Fund for Income
	Six Months Ended April 30, 2014	Year Ended October 31, 2013
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$8,552	$16,369
Net realized losses from investment transactions	(2,133)	(1,394)
Net change in unrealized appreciation/depreciation on investments	(3,397)	(30,290)
Change in net assets resulting from operations	3,022	(15,315)
Distributions to Shareholders:
From net investment income:
Class A Shares	(11,284)	(31,815)
Class C Shares	(2,425)	(7,152)
Class I Shares	(9,800)	(24,808)
Class R Shares	(2,370)	(5,694)
Class Y Shares (a)	(254)	(630)
Change in net assets resulting from distributions to shareholders	(26,133)	(70,099)
Change in net assets from capital transactions	(138,219)	(363,170)
Change in net assets	(161,330)	(448,584)
Net Assets:
Beginning of period	1,131,964	1,580,548
End of period	$970,634	$1,131,964
Accumulated undistributed (distributions in excess of) net investment income	$(15,037)	$2,544

(a)  Class Y Shares commenced operations on January 28, 2013.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Fund for Income
	Six Months Ended April 30, 2014	Year Ended October 31, 2013
	(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$59,475	$272,297
Dividends reinvested	8,143	22,664
Cost of shares redeemed	(144,512)	(543,360)
Total Class A Shares	$(76,894)	$(248,399)
Class C Shares
Proceeds from shares issued	$3,177	$34,162
Dividends reinvested	1,616	4,844
Cost of shares redeemed	(35,493)	(101,066)
Total Class C Shares	$(30,700)	$(62,060)
Class I Shares
Proceeds from shares issued	$55,223	$343,343
Dividends reinvested	6,499	19,097
Cost of shares redeemed	(84,792)	(397,182)
Total Class I Shares	$(23,070)	$(34,742)
Class R Shares
Proceeds from shares issued	$13,498	$35,784
Dividends reinvested	1,822	3,984
Cost of shares redeemed	(22,064)	(68,899)
Total Class R Shares	$(6,744)	$(29,131)
Class Y Shares (a)
Proceeds from shares issued	$1,810	$28,991
Dividends reinvested	— (b)	— (b)
Cost of shares redeemed	(2,621)	(17,829)
Total Class Y Shares	$(811)	$11,162
Change in net assets from capital transactions	$(138,219)	$(363,170)
Share Transactions:
Class A Shares
Issued	5,671	24,670
Reinvested	780	2,068
Redeemed	(13,753)	(49,521)
Total Class A Shares	(7,302)	(22,783)
Class C Shares
Issued	304	3,095
Reinvested	156	445
Redeemed	(3,401)	(9,307)
Total Class C Shares	(2,941)	(5,767)
Class I Shares
Issued	5,262	30,997
Reinvested	623	1,747
Redeemed	(8,078)	(36,341)
Total Class I Shares	(2,193)	(3,597)
Class R Shares
Issued	1,283	3,238
Reinvested	174	364
Redeemed	(2,098)	(6,270)
Total Class R Shares	(641)	(2,668)
Class Y Shares (a)
Issued	172	2,611
Reinvested	— (b)	— (b)
Redeemed	(249)	(1,632)
Total Class Y Shares	(77)	979
Change in Shares	(13,154)	(33,836)

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Rounds to less than 1.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class A Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$10.62	$11.26	$11.49	$11.81	$11.62		$11.25
Investment Activities:
Net investment income(loss)	0.09 (a)	0.03	0.22	0.34	0.44		0.48
Net realized and unrealized gains(losses) on investments	(0.06)	(0.14)	0.11	(0.03)	0.42		0.58
Total from Investment Activities	0.03	(0.11)	0.33	0.31	0.86		1.06
Distributions:
Net investment income	(0.27)	(0.53)	(0.56)	(0.63)	(0.67)		(0.69)
Total Distributions	(0.27)	(0.53)	(0.56)	(0.63)	(0.67)		(0.69)
Net Asset Value, End of Period	$10.38	$10.62	$11.26	$11.49	$11.81		$11.62
Total Return (excludes sales charge) (b)	0.26%	(1.03)%	2.92%	2.73%	7.66	%(c)	9.61%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$419,295	$506,249	$793,120	$490,961	$444,257		$266,008
Ratio of net expenses to average net assets (d)	0.96%	0.93%	0.94%	0.96%	0.97%		0.96%
Ratio of net investment income to average net assets (d)	1.65%	1.11%	1.60%	2.55%	3.11%		4.02%
Portfolio turnover (e)	20%	62%	90%	43%	49%		55%

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class C Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$10.55	$11.19	$11.43	$11.76	$11.59		$11.22
Investment Activities:
Net investment income(loss)	0.05 (a)	0.04 (a)	0.16	0.28	0.42		0.38
Net realized and unrealized gains(losses) on investments	(0.06)	(0.24)	0.08	(0.06)	0.34		0.58
Total from Investment Activities	(0.01)	(0.20)	0.24	0.22	0.76		0.96
Distributions:
Net investment income	(0.23)	(0.44)	(0.48)	(0.55)	(0.59)		(0.59)
Total Distributions	(0.23)	(0.44)	(0.48)	(0.55)	(0.59)		(0.59)
Net Asset Value, End of Period	$10.31	$10.55	$11.19	$11.43	$11.76		$11.59
Total Return (excludes contingent deferred sales charge) (b)	(0.08)%	(1.80)%	2.11%	1.93%	6.77	%(c)	8.73%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$95,943	$129,193	$201,522	$123,425	$65,869		$14,850
Ratio of net expenses to average net assets (d)	1.73%	1.69%	1.69%	1.72%	1.76%		1.81%
Ratio of net investment income to average net assets (d)	0.87%	0.35%	0.84%	1.76%	2.24%		3.17%
Ratio of gross expenses to average net assets (d) (e)	1.73%	1.69%	1.69%	1.72%	1.76%		1.81%
Ratio of net investment income to average net assets (d) (e)	0.87%	0.35%	0.84%	1.76%	2.24%		3.17%
Portfolio turnover (f)	20%	62%	90%	43%	49%		55%

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class I Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Period Ended October 31, 2011(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.61	$11.25	$11.48	$11.54
Investment Activities:
Net investment income	0.07	0.07	0.30	0.22
Net realized and unrealized gains(losses) on investments	(0.02)	(0.15)	0.06	0.16
Total from Investment Activities	0.05	(0.08)	0.36	0.38
Distributions:
Net investment income	(0.28)	(0.56)	(0.59)	(0.44)
Total Distributions	(0.28)	(0.56)	(0.59)	(0.44)
Net Asset Value, End of Period	$10.38	$10.61	$11.25	$11.48
Total Return (b)	0.49%	(0.75)%	3.20%	3.32%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$355,565	$386,827	$450,593	$221,570
Ratio of net expenses to average net assets (c)	0.68%	0.65%	0.65%	0.67%
Ratio of net investment income to average net assets (c)	1.95%	1.39%	1.85%	2.74%
Portfolio turnover (d)	20%	62%	90%	43%

(a)  Class I Shares commenced operations on March 1, 2011.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class R Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$10.62	$11.26	$11.50	$11.82	$11.63		$11.25
Investment Activities:
Net investment income	0.05	0.06	0.21	0.36	0.38		0.46
Net realized and unrealized gains(losses) on investments	(0.01)	(0.17)	0.10	(0.05)	0.48		0.60
Total from Investment Activities	0.04	(0.11)	0.31	0.31	0.86		1.06
Distributions:
Net investment income	(0.27)	(0.53)	(0.55)	(0.63)	(0.67)		(0.68)
Total Distributions	(0.27)	(0.53)	(0.55)	(0.63)	(0.67)		(0.68)
Net Asset Value, End of Period	$10.39	$10.62	$11.26	$11.50	$11.82		$11.63
Total Return (a)	0.35%	(1.05)%	2.80%	2.71%	7.64	%(b)	9.65%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$90,463	$99,302	$135,313	$115,459	$89,223		$79,934
Ratio of net expenses to average net assets (c)	0.97%	0.94%	0.97%	0.98%	0.98%		1.00%
Ratio of net investment income to average net assets (c)	1.64%	1.10%	1.61%	2.52%	3.14%		3.97%
Portfolio turnover (d)	20%	62%	90%	43%	49%		55%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class Y Shares
	Six Months Ended April 30, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.62	$11.15
Investment Activities:
Net investment income	0.06	0.11 (b)
Net realized and unrealized losses on investments	(0.02)	(0.20)
Total from Investment Activities	0.04	(0.09)
Distributions:
Net investment income	(0.28)	(0.44)
Total Distributions	(0.28)	(0.44)
Net Asset Value, End of Period	$10.38	$10.62
Total Return (c)	0.38%	(0.83)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$9,368	$10,393
Ratio of net expenses to average net assets (d)	0.71%	0.71%
Ratio of net investment income to average net assets (d)	1.91%	1.35%
Ratio of gross expenses to average net assets (d) (e)	0.83%	0.81%
Ratio of net investment income to average net assets (d) (e)	1.79%	1.24%
Portfolio turnover (f)	20%	62%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
National Municipal Bond Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (97.4%)
Alabama (1.7%):
Jacksonville State University Revenue, 4.00%, 12/1/15, AGM	$450	$473
Shelby County Board of Education Revenue, Prerefunded-Capital Outlay School Warrants, 4.00%, 2/1/17, AGM, ETM	565	617
Shelby County Board of Education Revenue, Unrefunded-Capital Outlay School Warrants, 4.00%, 2/1/17, AGM	440	477
		1,567
Alaska (3.0%):
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Series A, 4.50%, 4/1/15, AGM	2,000	2,066
Series A, 5.13%, 4/1/19, AGM	500	579
		2,645
Arizona (1.4%):
Maricopa County Elementary School District Number 14, Creighton School Improvements Project 2009, Series B, GO, 2.00%, 7/1/19	1,000	1,015
Maricopa County Elementary School District Number 38, Madison Elementary School Improvements Project 2009, Series B, GO, 4.00%, 7/1/20, AGM	250	276
		1,291
California (2.6%):
Beaumont Unified School District, Series C, GO, 5.25%, 8/1/31, Callable 8/1/21 @ 100, AGM	1,000	1,100
Denair Unified School District, Election 2007, GO, 5.25%, 8/1/41, Callable 8/1/21 @ 100, AGM (a)	270	287
Gold Oak Unified School District Series A, GO, 5.38%, 8/1/28, Callable 8/1/19 @ 100, AGM	255	292
Series A, GO, 5.60%, 8/1/33, Callable 8/1/19 @ 100, AGM	590	681
		2,360
Colorado (1.0%):
Colorado Health Facilities Authority Revenue, Hospital NCMC, Inc. Project, Series B, 5.50%, 5/15/30, Callable 5/15/19 @ 100, AGM	350	378
State Springs Hospital Revenue, 4.00%, 12/15/15, AGM	500	530
		908
Connecticut (2.5%):
Connecticut State, Series C, GO, 5.00%, 6/1/18, Callable 6/1/16 @ 100, AGM (b)	2,000	2,188
Florida (18.1%):
Florida State Board of Education, Series A, GO, 5.00%, 6/1/20	10,000	11,923
Miami-Dade County Florida Water & Sewer Revenue Series A, 5.00%, 10/1/42, Callable 10/1/22 @ 100 (a)	1,000	1,055
Series B, 5.25%, 10/1/20, AGM	1,050	1,250
Palm Beach County Health Facilities Authority Revenue, Bethesda Healthcare System, Inc. Project, Series A, 3.75%, 7/1/17, AGM	1,550	1,670
		15,898

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Georgia (3.4%):
Habersham County School District, GO, 5.00%, 4/1/21, Callable 4/1/16 @ 100, NATL-RE/State Aid Withholding	$2,655	$2,895
Illinois (2.5%):
Chicago Illinois, Series A, GO, 5.00%, 1/1/25, Callable 1/1/16 @ 100, AGM (a)	1,000	1,039
Cook County Illinois School District Number 101 Western Springs, Alternative Revenue Source, Series B, GO, 4.25%, 11/1/38, Callable 11/1/23 @ 100 (c)	1,145	1,122
		2,161
Indiana (4.6%):
Brownsburg 1999 School Building Corp. Revenue, First Mortgage, Series B, 5.00%, 1/15/19, Callable 7/15/15 @ 100, AGM/State Aid Withholding (a)	1,000	1,055
Carlisle-Sullivan School Building Corp. Revenue, First Mortgage, 4.50%, 1/15/17, AGM/State Aid Withholding	250	275
Franklin Township Multi-School Building Corp. Revenue, First Mortgage, 4.00%, 1/10/19, State Aid Withholding	1,000	1,114
Indianapolis Local Public Improvement Bond Bank Revenue, Water Works Project, Series A, 5.50%, 1/1/38, Callable 1/1/19 @ 100, AGM	1,500	1,613
		4,057
Kansas (0.6%):
Wichita Hospital Revenue, VIA Christi Health System, Inc., 4.00%, 11/15/18, Prerefunded, ETM	500	563
Michigan (1.7%):
Comstock Park Public Schools, School Building & Site, Series B, GO, 5.00%, 5/1/30, Callable 5/1/21 @ 100, Q-SBLF (a)	200	217
Fraser Public School District, School Building & Site, Series A, GO, 5.50%, 5/1/41, Callable 5/1/21 @ 100, Q-SBLF	1,250	1,355
		1,572
Minnesota (4.3%):
Lakeville Minnesota Independent School District Number 194, Series D, GO, 5.00%, 2/1/20, Student Credit Program	500	589
Minnesota Agricultural & Economic Development Board Revenue, Essentia Health, Series C-1, 5.50%, 2/15/25, Callable 2/15/20 @ 100, AGM	555	628
Minnesota Revenue, 4.00%, 6/1/16, AGM	325	349
Saint Louis County Minnesota Independent School District Number 2142, School Building Series A, GO, 3.00%, 2/1/20, Student Credit Program	500	534
Series A, GO, 4.00%, 2/1/22, Student Credit Program	1,500	1,685
		3,785
Missouri (1.7%):
Cass County Missouri Reorganized School District Number R-2 Raymore Peculiar, GO, 5.00%, 3/1/19, Callable 3/1/16 @ 100, State Aid Withholding (a)	1,400	1,511
Nevada (2.0%):
Reno Hospital Revenue, Renown Regional Medical Center, Inc., Series C, 5.00%, 6/1/16, AGM	1,675	1,808
New Jersey (1.7%):
New Jersey Transportation Trust Fund Authority Revenue, Series A, 5.50%, 12/15/38, Callable 12/15/18 @ 100, AGM	1,300	1,492

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New York (4.2%):
Niagara Falls Bridge Commission Revenue, Series A, 4.00%, 10/1/19, AGM	$900	$967
State Dormitory Authority Revenues, Personal Income Tax Series B, 3.25%, 2/15/17	1,335	1,434
Series F, 5.00%, 3/15/18, Callable 3/15/15 @ 100, AGM	1,250	1,303
		3,704
Ohio (4.7%):
Columbus Ohio, Series B, GO, 3.00%, 7/1/19	2,800	3,030
Delaware City Ohio School District, School Facilities Construction & Improvement, GO, 5.25%, 12/1/43, Callable 6/1/23 @ 100	1,000	1,080
		4,110
Oregon (1.3%):
Oregon State, Series L, GO, 5.00%, 11/1/38, Callable 11/1/23 @ 100	1,000	1,121
Pennsylvania (5.5%):
Easton Area School District, GO, 5.20%, 4/1/28, Callable 4/1/18 @ 100, AGM/State Aid Withholding	500	561
Elizabeth Township Sanitation Authority Revenue, 6.30%, 12/15/38, Callable 6/15/14 @ 100, AGM	500	504
Saint Mary Hospital Authority Health Systems Revenue, Catholic Health East Series B, 5.50%, 11/15/24, Callable 11/15/14 @ 100	100	103
Series B, 5.38%, 11/15/34, Callable 11/15/14 @ 100	1,000	1,028
West Chester Area School District, Series A, GO, 5.00%, 5/15/20, Callable 11/15/15 @ 100, AGM/State Aid Withholding	2,500	2,683
		4,879
Tennessee (0.6%):
Memphis Tennessee, Series B, GO, 4.25%, 4/1/44, Callable 4/1/24 @ 100	500	506
Texas (25.8%):
China Spring Texas Independent School District, School Building, GO, 5.00%, 8/15/43, Callable 8/15/22 @ 100, PSF-GTD	1,000	1,092
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/18, PSF-GTD	2,500	2,876
GO, 5.00%, 2/15/21, PSF-GTD	1,910	2,296
Denver City Independent School District, GO, 2.00%, 2/15/16, Callable 6/9/14 @ 100, PSF-GTD	580	581
Forney Independent School District, School Building, Series A, GO, 6.00%, 8/15/37, Callable 8/15/18 @ 100, PSF-GTD	850	991
Frisco Independent School District, School Building, Series A, GO, 6.00%, 8/15/38, Callable 8/15/18 @ 100, PSF-GTD	1,500	1,750
Garland Independent School District, Series A, GO, 3.00%, 2/15/20, Callable 6/9/14 @ 100, PSF-GTD (a)	550	551
Garland Texas Independent School District, Series A, GO, 3.00%, 2/15/22, Callable 6/9/14 @ 100, PSF-GTD (a)	725	727
Grand Prairie Independent School District GO, 4.00%, 2/15/20, PSF-GTD	1,275	1,446
GO, 5.00%, 2/15/21, PSF-GTD	1,285	1,539
Humble Independent School District, Series B, GO, 5.00%, 2/15/19, PSF-GTD	1,275	1,498
Humble Independent School District, School Building, Series A, GO, 3.00%, 2/15/19, PSF-GTD	765	828

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Laredo Community College District Revenue, 5.00%, 8/1/30, Callable 8/1/20 @ 100, AGM	$725	$782
Mineral Wells Texas Independent School District, School Building, GO, 5.00%, 2/15/44, PSF-GTD	1,000	1,096
Plano Independent School District, GO, 5.00%, 2/15/20, PSF-GTD	3,055	3,641
Spring Independent School District, GO, 3.00%, 8/15/19, PSF-GTD	1,000	1,084
		22,778
Washington (2.5%):
Snohomish County School District Number 15 Edmonds, GO, 5.00%, 12/1/19, Callable 6/1/16 @ 100, NATL-RE/FGIC/School Building Guaranty	2,000	2,193
Total Municipal Bonds (Cost $80,655)		85,992
Investment Companies (2.8%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01% (d)	2,431,421	2,431
Total Investment Companies (Cost $2,431)		2,431
Total Investments (Cost $83,086) — 100.2%		88,423
Liabilities in excess of other assets — (0.2)%		(133)
NET ASSETS — 100.00%		$88,290

(a)  Continuously callable with 30 days notice.

(b)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(c)  Security purchased on a when-issued basis.

(d)  Rate disclosed is the daily yield on 4/30/14.

AGM — Assured Guaranty Municipal Corporation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — Reinsurance provided by National Reinsurance

PSF-GTD — Public School Fund Guaranteed

Q-SBLF — Qualified-School Board Loan

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Ohio Municipal Bond Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (96.9%)
General Obligations (53.7%):
County, City & Special District (21.7%):
Cincinnati, Series A, 2.00%, 12/1/20	$1,000	$1,001
Columbus, Series A, 5.00%, 6/1/19	4,000	4,721
Greene County, Water System, 4.50%, 12/1/35, Callable 12/1/20 @ 100	560	587
Mahoning County, 5.50%, 12/1/23, Callable 12/1/18 @ 100, AGM	1,085	1,266
Strongsville, 4.00%, 12/1/19	500	564
Summit County Series R, 5.50%, 12/1/16, FGIC	535	604
Series R, 5.50%, 12/1/17, FGIC	930	1,083
Series R, 5.50%, 12/1/18, FGIC	1,095	1,306
Vandalia, 5.25%, 12/1/21, Callable 12/1/14 @ 100, AMBAC (a)	1,305	1,342
		12,474
Hospitals, Nursing Homes & Health Care (1.9%):
Lucas County Hospital Revenue, Promedica Health Care, Series D, 5.00%, 11/15/29, Callable 11/15/21 @ 100	1,000	1,102
Public Improvements (3.7%):
Richland County, Correctional Facilities Improvement 5.00%, 12/1/16, AGM	185	205
5.88%, 12/1/24, Callable 12/1/18 @ 100, AGM	350	394
State Natural Resources, Series L, 5.00%, 10/1/16	1,000	1,110
Toledo, 5.13%, 12/1/21, Callable 12/1/18 @ 100, AGM	400	445
		2,154
Schools & Educational Services (25.2%):
Brooklyn City School District, School Improvement, 5.25%, 12/1/43, Callable 12/1/20 @ 100, AGM (a)	2,000	2,107
Carey Exempted Village School District, 5.13%, 11/1/39, Callable 11/1/21 @ 100, Student Credit Program (a)	350	370
Chillicothe City School District, 5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC	1,580	1,627
Delaware City School District, School Facilities Construction & Improvement, 5.25%, 12/1/38, Callable 6/1/23 @ 100 (a)	1,240	1,352
Elida Local School District, School Facilities & Construction 3.50%, 12/1/15, AGM	955	1,001
4.75%, 12/1/21, AGM (b)	1,455	1,206
4.95%, 12/1/23, AGM (b)	1,455	1,105
Fairfield City School District, 7.45%, 12/1/14, FGIC	200	208
Hamilton City School District Improvements, Series A, 6.15%, 12/1/16, State Aid Withholding	600	685
Milford Exempt Village School District, School Improvement, 5.50%, 12/1/30, AGM	325	389
Ohio Schools, Series C, 5.00%, 9/15/19	1,500	1,771
Perry Local School District Allen County, School Improvement, 4.50%, 12/1/43, AGM	600	607
Southwest Licking Local School District, 5.00%, 12/1/21, Callable 12/1/15 @ 100, AMBAC	1,000	1,063

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Bond Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Sylvania City School District, School Improvement, 4.00%, 12/1/17, AGM (b)	$1,040	$994
		14,485
Utilities (Sewers, Telephone, Electric) (1.2%):
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	85	91
Greene County, Water System, 5.75%, 12/1/22, Callable 12/1/18 @ 100, ETM	500	601
		692
		30,907
Revenue Bonds (43.2%):
Hospitals, Nursing Homes & Health Care (10.8%):
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners Series B, 4.13%, 9/1/20	1,200	1,329
Series B, 5.25%, 9/1/27, Callable 9/1/20 @ 100	2,500	2,753
Franklin County Hospital Revenue, Nationwide Children's Hospital, Inc. Project, 4.75%, 11/1/29, Callable 11/1/19 @ 100	1,500	1,593
Ross County, Hospital Facilities Revenue, Adena Health System, 5.75%, 12/1/35, Callable 12/1/18 @ 100, AGC-ICC	500	537
		6,212
Housing (5.7%):
State Housing Finance Agency, Capital Fund Revenue, Series A, 5.00%, 4/1/27, Callable 4/1/17 @ 100, AGM	3,000	3,276
Public Improvements (3.6%):
Huber Heights General Income Tax Special Obligation, 4.75%, 12/1/38, Callable 12/1/21 @ 100, BAM (a)	2,000	2,058
Schools & Educational Services (20.2%):
Hamilton County, Student Housing Revenue, Stratford Heights Project, University of Cincinnati, 5.00%, 6/1/30, AGM (a)	1,260	1,357
Lorain County, Community College District General Receipts, 4.50%, 12/1/31, Ohio CCD Program (a)	500	526
State Higher Educational Facility Commission Revenue, Dayton University Project, Series A, 5.00%, 12/1/15	600	643
State Higher Educational Facility Commission Revenue, John Carroll University Project 5.50%, 11/15/17, Callable 6/9/14 @ 100	420	421
5.50%, 11/15/18, Callable 6/9/14 @ 100	335	336
State Higher Educational Facility Revenue, College of Wooster Project, 5.00%, 9/1/16, Callable 9/1/15 @ 100	600	634
University of Akron General Receipts, Series A, 5.00%, 1/1/19, AGM	1,000	1,157
University of Toledo General Receipts Bonds Series A, 3.50%, 6/1/16	2,000	2,113
4.00%, 6/1/20	200	219
Westerville City School District Special Obligation, 3.00%, 12/1/16	750	794
Youngstown State University General Receipts 4.00%, 12/15/15, AGM	500	528
4.00%, 12/15/16, AGM	500	542
4.13%, 12/15/17, AGM	435	481
4.38%, 12/15/18, AGM	685	772
5.00%, 12/15/23, Callable 6/15/19 @ 100, AGM	1,000	1,100
		11,623

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Bond Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Utilities (Sewers, Telephone, Electric) (1.9%):
Hamilton County Sewer System Revenue, Series A, 5.00%, 12/1/38, Callable 12/1/23 @ 100 (a)	$1,000	$1,107
Utilities-Water (1.0%):
Hamilton Wastewater System Revenue, 3.00%, 10/1/19, AGM	530	565
		24,841
Total Municipal Bonds (Cost $51,644)		55,748
Investment Companies (1.7%)
Federated Ohio Municipal Cash Trust, Institutional Shares, 0.01% (c)	965,243	965
Total Investment Companies (Cost $965)		965
Total Investments (Cost $52,609) — 98.6%		56,713
Other assets in excess of liabilities — 1.4%		784
NET ASSETS — 100.00%		$57,497

(a)  Continuously callable with 30 days notice.

(b)  Rate represents the effective yield at purchase.

(c)  Rate disclosed is the daily yield on 4/30/14.

AGC-ICC — Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual Assurance Co.

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

See notes to financial statements.

  Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2014

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	National Municipal Bond Fund		Ohio Municipal Bond Fund
ASSETS:
Investments, at value (Cost $83,086 and $52,609)	$88,423		$56,713
Interest and dividends receivable	1,030		829
Receivable for capital shares issued	213		4
Receivable from adviser	17		—
Prepaid expenses	23		9
Total Assets	89,706		57,555
LIABILITIES:
Payable for investments purchased	1,128		—
Payable for capital shares redeemed	203		—
Accrued expenses and other payables:
Investment advisory fees	40		26
Administration fees	9		8
Custodian fees	1		1
Transfer agent fees	8		4
Chief Compliance Officer fees	—	(a)	—	(a)
Trustees' fees	—	(a)	—	(a)
12b-1 fees	18		12
Other accrued expenses	9		7
Total Liabilities	1,416		58
NET ASSETS:
Capital	82,805		52,929
Accumulated undistributed net investment income	50		44
Accumulated net realized gains from investments	98		420
Net unrealized appreciation on investments	5,337		4,104
Net Assets	$88,290		$57,497
Net Assets
Class A Shares	$86,549		$57,497
Class Y Shares	1,741		—
Total	$88,290		$57,497
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	7,762		4,992
Class Y Shares	156		—
Total	7,918		4,992
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$11.15		$11.51
Class Y Shares	$11.15		$—
Maximum sales charge — Class A Shares	2.00%		2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$11.38		$11.74

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

  Statements of Operations

The Victory Portfolios  For the Period Ended April 30, 2014

(Amounts in Thousands)  (Unaudited)

	National Municipal Bond Fund	Ohio Municipal Bond Fund
Investment Income:
Interest income	$1,392	$1,158
Total Income	1,392	1,158
Expenses:
Investment advisory fees	237	162
Administration fees	51	35
12b-1 fees — Class A Shares	105	74
Custodian fees	4	3
Transfer agent fees	9	6
Transfer agent fees — Class A Shares	15	6
Transfer agent fees — Class Y Shares	1	—
Trustees' fees	5	4
Chief Compliance Officer fees	1	1
Legal and audit fees	7	5
State registration and filing fees	17	9
Other expenses	11	3
Total Expenses	463	308
Expenses waived/reimbursed by Adviser	(40)	—
Net Expenses	423	308
Net Investment Income	969	850
Realized/Unrealized Gains from Investment Transactions:
Net realized gains from investment transactions	96	418
Net change in unrealized appreciation/depreciation on investments	402	87
Net realized/unrealized gains on investments	498	505
Change in net assets resulting from operations	$1,467	$1,355

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	National Municipal Bond Fund		Ohio Municipal Bond Fund
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Six Months Ended April 30, 2014	Year Ended October 31, 2013
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$969	$2,140	$850	$1,875
Net realized gains from investment transactions	96	20	418	281
Net change in unrealized appreciation/depreciation on investments	402	(3,944)	87	(2,881)
Change in net assets resulting from operations	1,467	(1,784)	1,355	(725)
Distributions to Shareholders:
From net investment income:
Class A Shares	(954)	(2,093)	(854)	(1,882)
Class Y Shares (a)	(27)	(51)	—	—
From net realized gains:
Class A Shares	(20)	(2,282)	(281)	(641)
Class Y Shares (a)	— (b)	—	—	—
Change in net assets resulting from distributions to shareholders	(1,001)	(4,426)	(1,135)	(2,523)
Change in net assets from capital transactions	1,020	(54,997)	(6,722)	(14,004)
Change in net assets	1,486	(61,207)	(6,502)	(17,252)
Net Assets:
Beginning of period	86,804	148,011	63,999	81,251
End of period	$88,290	$86,804	$57,497	$63,999
Accumulated undistributed net investment income	$50	$62	$44	$48

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	National Municipal Bond Fund		Ohio Municipal Bond Fund
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Six Months Ended April 30, 2014	Year Ended October 31, 2013
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$11,334	$28,472	$1,403	$2,803
Dividends reinvested	866	3,913	1,029	2,232
Cost of shares redeemed	(10,461)	(89,940)	(9,154)	(19,039)
Total Class A Shares	$1,739	$(57,555)	$(6,722)	$(14,004)
Class Y Shares (a)
Proceeds from shares issued	$260	$3,792	$—	$—
Dividends reinvested	— (b)	—	—	—
Cost of shares redeemed	(979)	(1,234)	—	—
Total Class Y Shares	$(719)	$2,558	$—	$—
Change in net assets from capital transactions	$1,020	$(54,997)	$(6,722)	$(14,004)
Share Transactions:
Class A Shares
Issued	1,021	2,505	123	238
Reinvested	78	346	90	191
Redeemed	(943)	(7,975)	(803)	(1,638)
Total Class A Shares	156	(5,124)	(590)	(1,209)
Class Y Shares (a)
Issued	23	332	—	—
Reinvested	— (b)	—	—	—
Redeemed	(88)	(111)	—	—
Total Class Y Shares	(65)	221	—	—
Change in Shares	91	(4,903)	(590)	(1,209)

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Rounds to less than 1.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	National Municipal Bond Fund
	Class A Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$11.09	$11.63	$11.38	$11.52	$11.26		$10.35
Investment Activities:
Net investment income	0.12	0.21	0.20	0.25	0.31		0.33
Net realized and unrealized gains (losses) on investments	0.07	(0.35)	0.46	0.07	0.43		0.91
Total from Investment Activities	0.19	(0.14)	0.66	0.32	0.74		1.24
Distributions:
Net investment income	(0.13)	(0.21)	(0.20)	(0.26)	(0.31)		(0.33)
Net realized gains from investments	— (a)	(0.19)	(0.21)	(0.20)	(0.17)		—
Total Distributions	(0.13)	(0.40)	(0.41)	(0.46)	(0.48)		(0.33)
Net Asset Value, End of Period	$11.15	$11.09	$11.63	$11.38	$11.52		$11.26
Total Return (excludes sales charge) (b)	1.71%	(1.22)%	5.86%	3.01%	6.75	%(c)	12.16%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$86,549	$84,355	$148,011	$147,447	$142,979		$111,094
Ratio of net expenses to average net assets (d)	0.99%	0.98%	0.97%	0.98%	0.99%		1.00%
Ratio of net investment income to average net assets (d)	2.25%	1.77%	1.69%	2.27%	2.75%		3.06%
Ratio of gross expenses to average net assets (d) (e)	1.07%	1.06%	1.05%	1.05%	1.05%		1.03%
Ratio of net investment income to average net assets (d) (e)	2.17%	1.70%	1.61%	2.20%	2.69%		3.03%
Portfolio turnover (f)	9%	36%	70%	133%	74%		114%

(a)  Less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	National Municipal Bond Fund
	Class Y Shares
	Six Months Ended April 30, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.09	$11.44
Investment Activities:
Net investment income	0.14	0.18
Net realized and unrealized gains (losses) on investments	0.06	(0.34)
Total from Investment Activities	0.20	(0.16)
Distributions:
Net investment income	(0.14)	(0.19)
Net realized gains from investments	— (b)	—
Total Distributions	(0.14)	(0.19)
Net Asset Value, End of Period	$11.15	$11.09
Total Return (c)	1.84%	(1.37)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,741	$2,449
Ratio of net expenses to average net assets (d)	0.72%	0.72%
Ratio of net investment income to average net assets (d)	2.52%	2.10%
Ratio of gross expenses to average net assets (d) (e)	1.16%	1.37%
Ratio of net investment income to average net assets (d) (e)	2.08%	1.45%
Portfolio turnover (f)	9%	36%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Less than $0.01 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Ohio Municipal Bond Fund
	Class A Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$11.46	$11.96	$11.68	$12.00	$11.88		$11.18
Investment Activities:
Net investment income	0.17	0.30	0.28	0.32	0.37		0.39
Net realized and unrealized gains (losses) on investments	0.10	(0.40)	0.39	(0.16)	0.36		0.70
Total from Investment Activities	0.27	(0.10)	0.67	0.16	0.73		1.09
Distributions:
Net investment income	(0.17)	(0.30)	(0.28)	(0.33)	(0.38)		(0.39)
Net realized gains from investments	(0.05)	(0.10)	(0.11)	(0.15)	(0.23)		—
Total Distributions	(0.22)	(0.40)	(0.39)	(0.48)	(0.61)		(0.39)
Net Asset Value, End of Period	$11.51	$11.46	$11.96	$11.68	$12.00		$11.88
Total Return (excludes sales charge) (a)	2.36%	(0.85)%	5.81%	1.44%	6.29	%(b)	9.86%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$57,497	$63,999	$81,251	$97,000	$121,042		$118,595
Ratio of net expenses to average net assets (c)	1.04%	1.04%	1.07%	1.03%	1.01%		1.01%
Ratio of net investment income to average net assets (c)	2.88%	2.56%	2.35%	2.79%	3.09%		3.32%
Portfolio turnover	3%	27%	28%	54%	53%		53%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.06% lower.

(c)  Annualized for periods less than one year.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
International Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (96.6%)
Australia (7.6%):
Consumer Staples (0.9%):
Woolworths Ltd.	22,405	$779
Financials (4.0%):
Australia & New Zealand Banking Group Ltd.	43,822	1,407
Bank of Queensland Ltd.	59,419	679
Bendigo and Adelaide Bank	109,449	1,173
		3,259
Materials (2.7%):
Fortescue Metals Group Ltd.	85,876	406
BHP Billiton Ltd.	50,063	1,763
		2,169
		6,207
Belgium (2.6%):
Consumer Staples (1.4%):
Anheuser-Busch InBev NV	10,343	1,103
Financials (1.2%):
KBC Groep NV	16,670	1,019
		2,122
Brazil (2.5%):
Consumer Discretionary (0.7%):
Lojas Americanas SA	77,900	592
Financials (1.8%):
Itau Unibanco Holding SA, ADR	46,911	768
Sul America SA	91,000	661
		1,429
		2,021
Canada (3.5%):
Consumer Discretionary (1.8%):
Linamar Corp.	17,599	881
Magna International, Inc.	5,948	583
		1,464
Consumer Staples (0.9%):
Alimentation Couche-Tard, Inc., Class B	25,410	716
Industrials (0.8%):
Canadian National Railway Co.	11,884	696
		2,876
Cayman Islands (0.9%):
Consumer Discretionary (0.9%):
Nord Anglia Education, Inc. (b)	37,772	750

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Denmark (4.4%):
Consumer Discretionary (0.9%):
ISS A/S (b)	20,282	$706
Financials (1.3%):
Danske Bank A/S	38,538	1,091
Health Care (2.2%):
Coloplast As	5,389	453
Novo Nordisk A/S, Class B	29,411	1,335
		1,788
		3,585
Finland (1.8%):
Financials (1.0%):
Sampo Oyj, A Shares	15,391	766
Industrials (0.8%):
Kone Oyj, Class B	15,948	684
		1,450
France (9.2%):
Consumer Discretionary (0.9%):
Valeo SA	5,332	731
Energy (3.4%):
Total SA	38,462	2,750
Financials (3.0%):
AXA SA	46,843	1,222
BNP Paribas SA	16,980	1,277
		2,499
Industrials (1.9%):
Thales SA	13,238	843
Schneider Electric SA	7,331	689
		1,532
		7,512
Germany (3.6%):
Consumer Discretionary (1.8%):
Continental AG	2,746	644
Daimler AG, Registered Shares	8,434	781
		1,425
Financials (1.8%):
Allianz SE	8,505	1,474
		2,899
Hong Kong (3.8%):
Energy (1.6%):
CNOOC Ltd.	789,000	1,304

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (2.2%):
AIA Group Ltd.	372,600	$1,807
		3,111
India (0.9%):
Financials (0.9%):
Canara Bank Ltd.	148,858	707
Indonesia (2.5%):
Consumer Discretionary (0.9%):
PT Global MediaCom TBK	3,899,100	739
Financials (1.6%):
PT Bank Mandiri Persero TBK	611,400	519
PT Bank Rakyat	903,800	774
		1,293
		2,032
Ireland (Republic of) (0.8%):
Energy (0.8%):
Dragon Oil PLC	63,995	682
Isle of Man (1.7%):
Information Technology (1.7%):
Playtech Ltd.	122,478	1,383
Italy (0.7%):
Financials (0.7%):
UniCredit SpA	57,879	519
Japan (15.7%):
Consumer Discretionary (3.4%):
Bridgestone Corp.	46,700	1,672
Fuji Heavy Industries Ltd.	20,000	525
Suntory Beverage & Food Ltd.	15,000	523
		2,720
Consumer Staples (2.5%):
Lawson, Inc.	13,977	971
ITO EN Ltd.	20,400	436
Japan Tobacco, Inc.	19,500	640
		2,047
Financials (3.4%):
Daito Trust Construction Co. Ltd.	8,000	813
Sumitomo Mitsui Financial Group, Inc.	22,200	876
ORIX Corp.	41,400	598
The Dai-ichi Life Insurance Co. Ltd.	33,400	462
		2,749
Health Care (0.8%):
Alfresa Holdings Corp.	10,800	672

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Industrials (4.1%):
Hitachi Ltd.	262,000	$1,863
ITOCHU Corp.	45,100	507
JGC Corp.	16,000	518
Toto Ltd.	33,000	466
		3,354
Materials (0.8%):
Nippon Paint Co. Ltd.	41,000	634
Telecommunication Services (0.7%):
Softbank Corp.	7,700	572
		12,748
Netherlands (2.6%):
Financials (0.7%):
ING Groep NV (b)	41,634	595
Materials (1.9%):
Constellium NV (b)	20,652	630
LyondellBasell Industries NV, Class A	9,964	922
		1,552
		2,147
Republic of Korea (South) (1.6%):
Information Technology (1.6%):
Samsung Electronics Co. Ltd.	993	1,295
Singapore (1.6%):
Financials (1.6%):
DBS Group Holdings Ltd.	97,769	1,324
Spain (2.0%):
Financials (0.9%):
Caixabank SA (b)	125,607	767
Health Care (1.1%):
Grifols SA	15,973	856
		1,623
Sweden (5.2%):
Financials (2.0%):
Skandinaviska Enskilda Banken AB, Class A	50,780	701
Svenska Handelsbanken AB	18,521	933
		1,634
Industrials (0.9%):
SKF AB	28,417	737
Information Technology (0.9%):
Hexagon AB, B Shares	23,603	755
Materials (1.4%):
Svenska Cellulosa AB, B Shares	39,726	1,116
		4,242

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Switzerland (4.8%):
Consumer Staples (2.2%):
Nestle SA	23,162	$1,791
Health Care (0.7%):
Lonza Group AG — Registered	5,877	615
Materials (1.9%):
Givaudan SA — Registered	972	1,536
		3,942
Taiwan (0.8%):
Information Technology (0.8%):
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	33,614	676
Thailand (2.2%):
Consumer Staples (1.5%):
CP ALL Public Co. Ltd.	970,400	1,261
Financials (0.7%):
Kasikornbank Public Co. Ltd.	91,357	542
		1,803
Turkey (0.6%):
Financials (0.6%):
Turkiye Halk Bankasi As	70,963	474
United Kingdom (11.8%):
Consumer Discretionary (2.8%):
British Sky Broadcasting Group PLC	66,921	996
Compass Group PLC	80,521	1,284
		2,280
Consumer Staples (1.1%):
Unilever PLC	19,997	895
Financials (2.2%):
Legal & General Group PLC	320,450	1,148
Lloyds Banking Group PLC (b)	546,058	698
		1,846
Industrials (3.9%):
AMEC PLC	30,419	636
Aggreko PLC	24,980	666
Rolls-Royce Holdings PLC	67,143	1,192
Easyjet PLC	23,811	660
		3,154
Materials (1.8%):
Antofagasta PLC	108,365	1,444
		9,619

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Fair Value(a)
United States (1.2%):
Health Care (1.2%):
Celgene Corp. (b)	6,388	$939
Total Common Stocks (Cost $63,237)		78,688
Cash Equivalents (2.4%)
United States (2.4%):
Citibank Money Market Deposit Account, 0.02% (c)	$1,983	1,983
Total Cash Equivalents (Cost $1,983)		1,983
Total Investments (Cost $65,220) — 99.0%		80,671
Other assets in excess of liabilities — 1.0%		831
NET ASSETS — 100.00%		$81,502

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, Cayman Islands, and Constellium NV and LyondellBasell Industries NV, Class A listed under Netherlands were fair valued at April 30, 2014.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/14.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
International Select Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (96.1%)
Australia (1.7%):
Financials (1.7%):
Bank of Queensland Ltd.	121,147	$1,384
Belgium (4.7%):
Consumer Staples (2.2%):
Anheuser-Busch InBev NV	16,862	1,798
Financials (2.5%):
KBC Groep NV	34,012	2,079
		3,877
Brazil (2.1%):
Financials (2.1%):
Sul America SA	234,100	1,701
Canada (5.4%):
Consumer Discretionary (2.1%):
Linamar Corp.	33,657	1,685
Consumer Staples (3.3%):
Alimentation Couche-Tard, Inc., Class B	96,078	2,708
		4,393
Cayman Islands (0.4%):
Consumer Discretionary (0.4%):
Nord Anglia Education, Inc. (b)	16,248	323
Denmark (5.5%):
Financials (2.9%):
Danske Bank A/S	82,744	2,342
Health Care (2.6%):
Novo Nordisk A/S, Class B	46,948	2,130
		4,472
Finland (4.7%):
Financials (2.4%):
Sampo Oyj, A Shares	38,825	1,934
Industrials (2.3%):
Kone Oyj, Class B	44,171	1,893
		3,827
France (5.9%):
Consumer Discretionary (2.8%):
Valeo SA	16,579	2,275
Financials (3.1%):
AXA SA	97,551	2,545
		4,820

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Select Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Germany (2.6%):
Financials (2.6%):
Allianz SE	12,023	$2,083
Hong Kong (6.7%):
Energy (3.0%):
CNOOC Ltd.	1,513,667	2,501
Financials (3.7%):
AIA Group Ltd.	620,200	3,008
		5,509
Indonesia (3.3%):
Consumer Discretionary (1.1%):
PT Global MediaCom TBK	4,604,100	873
Financials (2.2%):
PT Bank Mandiri Persero TBK	2,150,000	1,824
		2,697
Isle of Man (1.9%):
Information Technology (1.9%):
Playtech Ltd.	135,068	1,525
Italy (1.1%):
Financials (1.1%):
UniCredit SpA	97,438	874
Japan (13.9%):
Consumer Discretionary (3.1%):
Bridgestone Corp.	71,500	2,560
Financials (3.4%):
Sumitomo Mitsui Financial Group, Inc.	40,300	1,590
ORIX Corp.	78,800	1,138
		2,728
Health Care (2.1%):
Alfresa Holdings Corp.	28,000	1,742
Industrials (3.2%):
Hitachi Ltd.	368,000	2,617
Materials (2.1%):
Nippon Paint Co. Ltd.	112,000	1,731
		11,378
Netherlands (3.9%):
Materials (3.9%):
Constellium NV (b)	43,847	1,338
LyondellBasell Industries NV, Class A	20,209	1,870
		3,208
See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Select Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Singapore (2.5%):
Financials (2.5%):
DBS Group Holdings Ltd.	153,477	$2,079
Spain (1.7%):
Health Care (1.7%):
Grifols SA	26,318	1,411
Sweden (2.2%):
Materials (2.2%):
Svenska Cellulosa AB, B Shares	64,444	1,810
Switzerland (6.5%):
Consumer Staples (3.0%):
Nestle SA	32,129	2,485
Materials (3.5%):
Givaudan SA — Registered	1,798	2,841
		5,326
Thailand (2.3%):
Consumer Staples (2.3%):
CP ALL Public Co. Ltd.	1,469,000	1,910
United Kingdom (15.1%):
Consumer Discretionary (3.0%):
Compass Group PLC	156,118	2,489
Financials (5.1%):
Legal & General Group PLC	714,879	2,562
Lloyds Banking Group PLC (b)	1,251,208	1,599
		4,161
Industrials (3.7%):
Rolls-Royce Holdings PLC	100,085	1,778
Easyjet PLC	44,743	1,240
		3,018
Materials (3.3%):
Antofagasta PLC	203,855	2,715
		12,383
United States (2.0%):
Health Care (2.0%):
Celgene Corp. (b)	10,953	1,610
Total Common Stocks (Cost $64,861)		78,600

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Select Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Fair Value(a)
Cash Equivalents (3.0%)
United States (3.0%):
Citibank Money Market Deposit Account, 0.02% (c)	$2,472	$2,472
Total Cash Equivalents (Cost $2,472)		2,472
Total Investments (Cost $67,333) — 99.1%		81,072
Other assets in excess of liabilities — 0.9%		763
NET ASSETS — 100.00%		$81,835

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, and Cayman Islands, were fair valued at April 30, 2014.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/14.

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Global Equity Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (95.1%)
Australia (0.8%):
Financials (0.8%):
Bendigo and Adelaide Bank	8,338	$89
Belgium (1.2%):
Financials (1.2%):
KBC Groep NV	2,100	128
Brazil (0.7%):
Financials (0.7%):
Sul America SA	9,900	72
Canada (2.6%):
Consumer Discretionary (1.1%):
Linamar Corp.	2,344	118
Consumer Staples (1.5%):
Alimentation Couche-Tard, Inc., Class B	5,613	158
		276
Cayman Islands (0.4%):
Consumer Discretionary (0.4%):
Nord Anglia Education, Inc. (b)	2,201	44
Denmark (3.1%):
Financials (1.6%):
Danske Bank A/S	6,089	172
Health Care (1.5%):
Novo Nordisk A/S, Class B	3,668	167
		339
Finland (2.3%):
Financials (1.2%):
Sampo Oyj, A Shares	2,460	123
Industrials (1.1%):
Kone Oyj, Class B	2,845	122
		245
France (2.3%):
Consumer Discretionary (0.7%):
Valeo SA	553	76
Financials (1.6%):
AXA SA	6,762	176
		252
Germany (1.2%):
Financials (1.2%):
Allianz SE	777	135

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Hong Kong (3.3%):
Energy (1.4%):
CNOOC Ltd.	93,000	$154
Financials (1.9%):
AIA Group Ltd.	41,200	200
		354
Indonesia (1.9%):
Consumer Discretionary (0.7%):
PT Global MediaCom TBK	413,400	78
Financials (1.2%):
PT Bank Mandiri Persero TBK	44,000	37
PT Bank Rakyat	98,600	85
		122
		200
Ireland (Republic of) (0.6%):
Energy (0.6%):
Dragon Oil PLC	6,410	68
Isle of Man (1.1%):
Information Technology (1.1%):
Playtech Ltd.	10,699	121
Italy (0.5%):
Financials (0.5%):
UniCredit SpA	5,863	53
Japan (7.6%):
Consumer Discretionary (1.2%):
Bridgestone Corp.	3,700	132
Consumer Staples (0.8%):
ITO EN Ltd.	4,300	92
Financials (1.5%):
Sumitomo Mitsui Financial Group, Inc.	2,600	102
ORIX Corp.	3,800	55
		157
Health Care (1.2%):
Alfresa Holdings Corp.	2,100	131
Industrials (1.8%):
Hitachi Ltd.	27,000	192
Materials (0.6%):
Nippon Paint Co. Ltd.	4,000	62
Telecommunication Services (0.5%):
Softbank Corp.	700	52
		818

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Netherlands (1.1%):
Materials (1.1%):
Constellium NV (b)	3,805	$116
Republic of Korea (South) (1.0%):
Information Technology (1.0%):
Samsung Electronics Co. Ltd.	87	113
Singapore (1.2%):
Financials (1.2%):
DBS Group Holdings Ltd.	9,196	125
Spain (0.8%):
Health Care (0.8%):
Grifols SA	1,532	82
Sweden (2.1%):
Financials (1.0%):
Svenska Handelsbanken AB	2,076	105
Materials (1.1%):
Svenska Cellulosa AB, B Shares	4,427	124
		229
Switzerland (4.7%):
Consumer Staples (1.7%):
Nestle SA	2,353	182
Industrials (1.2%):
TE Connectivity Ltd.	2,183	129
Materials (1.8%):
Givaudan SA — Registered	127	200
		511
Taiwan (1.1%):
Information Technology (1.1%):
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,030	121
Thailand (1.2%):
Consumer Staples (1.2%):
CP ALL Public Co. Ltd.	99,200	129
United Kingdom (9.5%):
Consumer Discretionary (1.7%):
Compass Group PLC	6,905	110
Delphi Automotive PLC	1,068	71
		181
Consumer Staples (1.5%):
Unilever PLC	3,582	160
Financials (2.2%):
Legal & General Group PLC	40,715	146
Lloyds Banking Group PLC (b)	75,302	96
		242

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Industrials (2.6%):
Aggreko PLC	2,949	$79
Rolls-Royce Holdings PLC	8,246	147
Easyjet PLC	1,999	55
		281
Materials (1.5%):
Antofagasta PLC	11,764	157
		1,021
United States (42.8%):
Consumer Discretionary (8.9%):
Coach, Inc.	1,417	63
Costco Wholesale Corp.	1,289	149
The Walt Disney Co.	2,540	202
Hanesbrands, Inc.	1,903	156
The Home Depot, Inc.	2,851	227
Starbucks Corp.	980	69
Viacom, Inc., Class B	1,193	101
		967
Consumer Staples (2.8%):
Casey's General Stores, Inc.	1,476	101
Mead Johnson Nutrition Co.	1,359	120
Whole Foods Market, Inc.	1,610	80
		301
Energy (4.1%):
Chevron Corp.	1,873	235
Marathon Petroleum Corp.	789	73
Valero Energy Corp.	2,288	131
		439
Financials (5.6%):
Berkshire Hathaway, Inc., Class B (b)	1,287	166
Discover Financial Services	3,165	177
Fifth Third Bancorp	7,085	146
MetLife, Inc.	2,311	121
		610
Health Care (4.3%):
Celgene Corp. (b)	875	129
Cerner Corp. (b)	2,376	122
McKesson Corp.	597	101
Premier, Inc., Class A (b)	3,619	108
		460
Industrials (9.0%):
Alaska Air Group, Inc.	1,144	108
EnerSys	979	66
GATX Corp.	1,189	78
General Dynamics Corp.	864	94

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Fair Value(a)
IDEX Corp.	1,164	$87
Lear Corp.	1,072	89
Southwest Airlines Co.	3,525	85
Trinity Industries	1,927	145
Union Pacific Corp.	1,148	219
		971
Information Technology (5.8%):
Anixter International, Inc.	502	49
Apple, Inc.	477	282
Harris Corp.	1,688	124
MasterCard, Inc., Class A	2,283	168
		623
Materials (1.2%):
Westlake Chemical Corp.	1,808	129
Utilities (1.1%):
NRG Yield, Inc., Class A	2,783	119
		4,619
Total Common Stocks (Cost $8,352)		10,260
Cash Equivalents (4.9%)
United States (4.9%):
Citibank Money Market Deposit Account, 0.02% (c)	$531	531
Total Cash Equivalents (Cost $531)		531
Total Investments (Cost $8,883) — 100.0%		10,791
Liabilities in excess of other assets — 0.0%		(1)
NET ASSETS — 100.00%		$10,790

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, and Cayman Islands, were fair valued at April 30, 2014.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/14.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Emerging Markets Small Cap Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (86.1%)
Brazil (3.3%):
Consumer Discretionary (1.0%):
Valid Solucoes SA (b)	3,500	$54
Materials (1.1%):
Duratex SA	13,310	58
Technology (1.2%):
Linx SA	2,900	63
		175
Cayman Islands (0.9%):
Industrials (0.9%):
Green Seal Holding Ltd. (b)	7,000	48
China (4.7%):
Consumer Staples (0.8%):
Biostime International Holdings Ltd.	6,500	44
Energy (1.0%):
Anton Oilfield Services Group (b)	80,000	53
Industrials (1.6%):
Sunny Optical Technology Group (b)	76,000	89
Materials (1.3%):
CPMC Holdings Ltd. (b)	86,000	68
		254
Hong Kong (6.8%):
Consumer Discretionary (2.3%):
SA SA International Holdings Ltd. (b)	72,000	60
Haier Electronics Group Co. Ltd.	26,000	64
		124
Financials (1.4%):
PAX Global Technology Ltd. (b)	147,000	77
Industrials (1.1%):
Louis Xiii Holdings Ltd. (b)	57,500	57
Technology (1.1%):
Tongda Group Holdings Ltd. (b)	510,000	59
Utilities (0.9%):
NewOcean Energy Holdings Ltd. (b)	74,000	49
		366
Indonesia (7.8%):
Consumer Discretionary (2.8%):
PT Matahari Department Store TBK (b)	65,900	86
PT Mitra Adiperkasa TBK	119,700	66
		152

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Emerging Markets Small Cap Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Health Care (1.2%):
PT Siloam International Hospitals TBK (b)	69,900	$66
Industrials (2.6%):
PT Jasa Marga Persero TBK	142,300	73
PT Wijaya Karya Persero TBK	332,200	65
		138
Media (1.2%):
PT Surya Citra Media TBK (b)	237,000	65
		421
Korea, Republic Of (19.4%):
Communications (1.2%):
KT Skylife Co. Ltd.	2,770	65
Consumer Discretionary (5.8%):
Hanssem Co. Ltd.	1,998	164
Halla Visteon Climate Control Corp.	1,850	77
Fila Korea Ltd. (b)	810	71
		312
Health Care (6.9%):
Suheung Co. Ltd.	2,580	96
Medy-Tox, Inc.	390	58
INTEROJO Co. Ltd. (b)	3,680	73
I-Sens, Inc. (b)	1,607	81
Naturalendo Tech Co. Ltd. (b)	1,044	64
		372
Industrials (1.5%):
Coway Co. Ltd.	993	78
Materials (1.4%):
LG Hausys Ltd.	419	74
Technology (2.6%):
Eugene Technology Co. Ltd. (b)	3,458	75
Lumens Co. Ltd. (b)	4,773	64
		139
		1,040
Malaysia (8.3%):
Consumer Discretionary (1.2%):
Yinson Holdings Berhad (b)	25,100	65
Energy (1.4%):
Dialog Group Berhad (b)	66,300	73
Financials (1.0%):
BIMB Holdings Berhad (b)	40,900	53
Industrials (1.1%):
Karex Berhad (b)	63,700	60

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Emerging Markets Small Cap Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Materials (1.4%):
Cahya Mata Sarawak Berhad (b)	25,500	$75
Technology (2.2%):
Prestariang Berhad (b)	114,000	71
Datasonic Group Berhad (b)	48,500	50
		121
		447
Mexico (1.3%):
Consumer Discretionary (1.3%):
Alsea Sab de CV (b)	20,600	71
Philippines (2.2%):
Consumer Staples (0.4%):
Robinsons Retail Holdings, Inc. (b)	14,790	22
Financials (0.7%):
Philippine National Bank (b)	17,700	35
Industrials (1.1%):
EEI Corp.	221,700	59
		116
Singapore (2.2%):
Consumer Discretionary (1.2%):
Bumitama Agri Ltd. (b)	75,000	66
Financials (1.0%):
Yoma Strategic Holdings Ltd. (b)	96,000	54
		120
South Africa (4.2%):
Consumer Discretionary (1.1%):
Mr Price Group Ltd.	3,837	58
Consumer Staples (0.9%):
Tiger Brands Ltd.	1,837	49
Industrials (1.2%):
Wilson Bayly Holmes Ovcon Ltd.	4,933	64
Materials (1.0%):
African Rainbow Minerals Ltd.	2,755	52
		223
Taiwan, Province Of China (15.2%):
Consumer Discretionary (3.6%):
Hota Industrial Manufacturing Co. Ltd. (b)	49,000	78
Toung Loong Textile Manufacturing Co. Ltd. (b)	19,000	54
Topkey Corp. (b)	11,000	60
		192
Health Care (1.2%):
Ginko International Co. Ltd. (b)	4,000	67

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Emerging Markets Small Cap Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Industrials (5.3%):
Chroma ATE, Inc. (b)	27,000	$70
Yungtay Engineering Co. Ltd. (b)	21,000	62
King Slide Works Co. Ltd. (b)	7,000	91
Sunspring Metal Corp. (b)	30,000	61
		284
Materials (1.5%):
Ton Yi Industrial Corp. (b)	75,000	80
Technology (3.6%):
Radiant Opto-Electronics Corp.	18,000	73
Flexium Interconnect, Inc. (b)	18,000	49
Youngtek Electronics Corp. (b)	34,000	72
		194
		817
Thailand (3.6%):
Consumer Staples (1.3%):
Thai Union Frozen Products Public Co. Ltd. (b)	32,000	69
Health Care (1.2%):
Chularat Hospital Public Co. Ltd. — NVDR	196,800	66
Industrials (1.1%):
Toyo-Thai Corp. Public Co. Ltd. (b)	48,100	57
		192
Turkey (5.0%):
Consumer Staples (1.4%):
Ulker Biskuvi Sanayi	9,755	74
Industrials (1.3%):
Aselsan Elektronik Sanayi (b)	15,049	67
Materials (2.3%):
Akcansa Cimento (b)	10,275	60
Eregli Demir ve Celik Fabrikalari TAS	46,524	65
		125
		266
United Arab Emirates (1.2%):
Health Care (1.2%):
NMC Health PLC	8,625	64
Total Common Stocks (Cost $4,719)		4,620
Exchange-Traded Funds (4.9%)
United States (4.9%):
Wisdomtree India Earnings Fund	13,722	262
Total Exchange-Traded Funds (Cost $263)		262

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Emerging Markets Small Cap Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Fair Value(a)
Cash Equivalents (8.5%)
United States (8.5%):
Citibank Money Market Deposit Account, 0.02% (c)	$454	$454
Total Cash Equivalents (Cost $454)		454
Total Investments (Cost $5,436) — 99.5%		5,336
Other assets in excess of liabilities — 0.5%		29
NET ASSETS — 100.00%		$5,365

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil, and Mexico, were fair valued at April 30, 2014.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/14.

NVDR — Non-Voting Depository Receipt

PLC — Public Liability Co.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2014

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	International Fund		International Select Fund
ASSETS:
Investments, at value (Cost $65,220 and $67,333)	$80,671		$81,072
Foreign currency, at value (Cost $118 and $44)	118		44
Interest and dividends receivable	358		533
Receivable for investments sold	304		153
Reclaims receivable	130		125
Receivable from adviser	8		6
Prepaid expenses	51		38
Total Assets	81,640		81,971
LIABILITIES:
Payable for investments purchased	3		3
Foreign taxes accrued	42		45
Payable for capital shares redeemed	—		6
Accrued expenses and other payables:
Investment advisory fees	53		53
Administration fees	9		9
Custodian fees	10		6
Transfer agent fees	2		1
Chief Compliance Officer fees	—	(a)	—	(a)
Trustees' fees	—	(a)	—	(a)
12b-1 fees	1		1
Other accrued expenses	18		12
Total Liabilities	138		136
NET ASSETS:
Capital	62,853		64,954
Accumulated undistributed net investment income	370		114
Accumulated net realized gains from investments and foreign currency transactions	2,863		3,067
Net unrealized appreciation on investments and foreign currency transactions	15,416		13,700
Net Assets	$81,502		$81,835
Net Assets
Class A Shares	$370		$793
Class C Shares	1,003		1,059
Class I Shares	78,354		78,670
Class R Shares	297		297
Class R6 Shares	464		—
Class Y Shares	1,014		1,016
Total	$81,502		$81,835
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	26		55
Class C Shares	68		76
Class I Shares	5,212		5,471
Class R Shares	20		21
Class R6 Shares	31		—
Class Y Shares	68		71
Total	5,425		5,694
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$14.88		$14.23
Class C Shares (c)	$14.74		$14.04
Class I Shares	$15.03		$14.38
Class R Shares	$14.85		$14.18
Class R6 Shares	$15.03		$—
Class Y Shares	$14.88		$14.24
Maximum sales charge — Class A Shares	5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$15.79		$15.10

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2014

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Global Equity Fund		Emerging Markets Small Cap Fund
ASSETS:
Investments, at value (Cost $8,883 and $5,436)	$10,791		$5,336
Foreign currency, at value (Cost $32 and $41)	—		41
Interest and dividends receivable	36		1
Receivable for investments sold	20		1
Reclaims receivable	6		—	(a)
Receivable from adviser	11		10
Prepaid expenses	34		—
Total Assets	10,898		5,389
LIABILITIES:
Payable for foreign currency	32		—
Payable for investments purchased	51		8
Foreign taxes accrued	4		—	(a)
Payable for capital shares redeemed	—	(a)	—
Accrued expenses and other payables:
Investment advisory fees	7		6
Administration fees	3		2
Custodian fees	4		1
Transfer agent fees	—	(a)	—	(a)
Chief Compliance Officer fees	—	(a)	—	(a)
Trustees' fees	—	(a)	—	(a)
12b-1 fees	3		—	(a)
Other accrued expenses	4		7
Total Liabilities	108		24
NET ASSETS:
Capital	8,293		5,503
Accumulated undistributed (distributions in excess of) net investment income	15		(2)
Accumulated net realized gains(losses) from investments and foreign currency transactions	578		(36)
Net unrealized appreciation/depreciation on investments and foreign currency transactions	1,904		(100)
Net Assets	$10,790		$5,365
Net Assets
Class A Shares	$3,421		$46
Class C Shares	2,563		50
Class I Shares	4,429		5,269
Class R Shares	377		—
Total	$10,790		$5,365
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	246		5
Class C Shares	185		5
Class I Shares	318		541
Class R Shares	27		—
Total	776		551
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$13.91		$9.75
Class C Shares (c)	$13.84		$9.75
Class I Shares	$13.94		$9.75
Class R Shares	$13.90		$—
Maximum sales charge — Class A Shares	5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$14.76		$10.34

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2014

(Amounts in Thousands)  (Unaudited)

	International Fund		International Select Fund
Investment Income:
Dividend income	$1,294		$1,170
Foreign tax withholding	(151)		(95)
Total Income	1,143		1,075
Expenses:
Investment advisory fees	316		318
Administration fees	52		50
12b-1 fees — Class A Shares	1		1
12b-1 fees — Class C Shares	5		5
12b-1 fees — Class R Shares	1		1
Custodian fees	12		9
Transfer agent fees	8		8
Transfer agent fees — Class A Shares	—	(a)	—	(a)
Transfer agent fees — Class C Shares	—	(a)	—	(a)
Transfer agent fees — Class I Shares	4		4
Transfer agent fees — Class R Shares	—	(a)	—	(a)
Transfer agent fees — Class R6 Shares (b)	—	(a)	—
Transfer agent fees — Class Y Shares	—	(a)	—	(a)
Trustees' fees	5		5
Chief Compliance Officer fees	1		1
Legal and audit fees	8		8
State registration and filing fees	35		33
Other expenses	7		6
Total Expenses	455		449
Expenses waived/reimbursed by Adviser	(20)		(17)
Net Expenses	435		432
Net Investment Income	708		643
Realized/Unrealized Gains (Losses) from Investment and Foreign Currency Transactions:
Net realized gains from investment transactions	3,273		3,285
Net realized losses from foreign currency transactions	(44)		(37)
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	159		14
Net realized/unrealized gains on investments	3,388		3,262
Change in net assets resulting from operations	$4,096		$3,905

(a)  Rounds to less than $1.

(b)  Class R6 Shares commenced operations on March 4, 2014.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2014

(Amounts in Thousands)  (Unaudited)

	Global Equity Fund		Emerging Markets Small Cap Fund(a)
Investment Income:
Dividend income	$119		$5
Foreign tax withholding	(7)		(1)
Total Income	112		4
Expenses:
Investment advisory fees	42		6
Administration fees	14		2
12b-1 fees — Class A Shares	4		—	(b)
12b-1 fees — Class C Shares	12		—	(b)
12b-1 fees — Class R Shares	1		—
Custodian fees	5		1
Transfer agent fees	1		—	(b)
Transfer agent fees — Class A Shares	—	(b)	—	(b)
Transfer agent fees — Class C Shares	—	(b)	—	(b)
Transfer agent fees — Class I Shares	—	(b)	—	(b)
Transfer agent fees — Class R Shares	—	(b)	—
Trustees' fees	1		—	(b)
Chief Compliance Officer fees	—	(b)	—	(b)
Legal and audit fees	1		4
State registration and filing fees	26		3
Other expenses	1		—	(b)
Total Expenses	108		16
Expenses waived/reimbursed by Adviser	(31)		(10)
Net Expenses	77		6
Net Investment Income(Loss)	35		(2)
Realized/Unrealized Gains (Losses) from Investment and Foreign Currency Transactions:
Net realized gains/(losses) from investment transactions	591		(38)
Net realized gains/(losses) from foreign currency transactions	(3)		2
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	172		(100)
Net realized/unrealized gains/losses on investments	760		(136)
Change in net assets resulting from operations	$795		$(138)

(a)  Emerging Markets Small Cap Fund commenced operations on April 1, 2014.

(b)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	International Fund		International Select Fund
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Six Months Ended April 30, 2014	Year Ended October 31, 2013
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$708	$1,049	$643	$943
Net realized gains from investment and foreign currency transactions	3,229	7,050	3,248	8,012
Net change in unrealized appreciation/ depreciation on investments and foreign currency transactions	159	5,387	14	4,340
Change in net assets resulting from operations	4,096	13,486	3,905	13,295
Distributions to Shareholders:
From net investment income:
Class A Shares	(14)	(8)	(10)	(6)
Class C Shares	(7)	(5)	(8)	(4)
Class I Shares	(1,161)	(1,099)	(1,217)	(1,000)
Class R Shares	(3)			(4)
Class Y Shares	(14)	(18)	(15)	(16)
From net realized gains:
Class A Shares	(94)	(4)	(80)	(3)
Class C Shares	(87)	(5)	(107)	(4)
Class I Shares	(6,755)	(474)	(7,883)	(417)
Class R Shares	(26)			(30)
Class Y Shares	(87)	(8)	(101)	(7)
Change in net assets resulting from distributions to shareholders	(8,248)	(1,621)	(9,455)	(1,457)
Change in net assets from capital transactions	6,691	2,328	8,447	2,445
Change in net assets	2,539	14,193	2,897	14,283
Net Assets:
Beginning of period	78,963	64,770	78,938	64,655
End of period	$81,502	$78,963	$81,835	$78,938
Accumulated undistributed net investment income	$370	$861	$114	$725

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Global Equity Fund		Emerging Markets Small Cap Fund
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	For the Period Ended April 30, 2014(a)
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income(loss)	$35	$40	$(2)
Net realized gains/(losses) from investment and foreign currency transactions	588	1,005	(36)
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	172	678	(100)
Change in net assets resulting from operations	795	1,723	(138)
Distributions to Shareholders:
From net investment income:
Class A Shares	(21)	(23)	—
Class C Shares	—	(2)	—
Class I Shares	(33)	(26)	—
Class R Shares	(2)	—	—
From net realized gains:
Class A Shares	(335)	(22)	—
Class C Shares	(237)	(16)	—
Class I Shares	(399)	(19)	—
Class R Shares	(35)	—	—
Change in net assets resulting from distributions to shareholders	(1,062)	(108)	—
Change in net assets from capital transactions	911	1,228	5,503
Change in net assets	644	2,843	5,365
Net Assets:
Beginning of period	10,146	7,303	—
End of period	$10,790	$10,146	$5,365
Accumulated undistributed (distributions in excess of) net investment income	$15	$36	$(2)

(a)  Emerging Markets Small Cap Fund commenced operations on April 1, 2014.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	International Fund		International Select Fund
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Six Months Ended April 30, 2014	Year Ended October 31, 2013
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$552	$445	$63	$212
Dividends reinvested	106	12	88	9
Cost of shares redeemed	(1,174)	(27)	(66)	(154)
Total Class A Shares	$(516)	$430	$85	$67
Class C Shares
Proceeds from shares issued	$14	$194	$12	$218
Dividends reinvested	94	10	114	8
Cost of shares redeemed	—		(38)	—
Total Class C Shares	$108	$166	$126	$226
Class I Shares
Proceeds from shares issued	$770	$1,258	$291	$1,842
Dividends reinvested	7,913	1,573	9,101	1,417
Cost of shares redeemed	(2,171)	(1,125)	(1,305)	(1,130)
Total Class I Shares	$6,512	$1,706	$8,087	$2,129
Class R Shares (a)
Proceeds from shares issued	$— (b)	$250	—	$250
Dividends reinvested	29	—	33	—
Total Class R Shares	$29	$250	$33	$250
Class R6 Shares (c)
Proceeds from shares issued	$482	—	—	—
Cost of shares redeemed	(25)	—	—	—
Total Class R6 Shares	$457	—	—	—
Class Y Shares
Dividends reinvested	101	26	116	23
Cost of shares redeemed	—	(250)	—	(250)
Total Class Y Shares	$101	$(224)	$116	$(227)
Change in net assets from capital transactions	$6,691	$2,328	$8,447	$2,445
Share Transactions:
Class A Shares
Issued	38	32	4	16
Reinvested	7	1	6	1
Redeemed	(80)	(2)	(5)	(12)
Total Class A Shares	(35)	31	5	5
Class C Shares
Issued	1	13	1	16
Reinvested	7	1	8	1
Redeemed	—	(2)	—	—
Total Class C Shares	8	12	9	17
Class I Shares
Issued	52	87	20	130
Reinvested	546	115	645	106
Redeemed	(150)	(82)	(92)	(84)
Total Class I Shares	448	120	573	152
Class R Shares (a)
Issued	— (b)	18	—	19
Reinvested	2	—	2	—
Total Class R Shares	2	18	2	19
Class R6 Shares (c)
Issued	33	—	—	—
Redeemed	(2)	—	—	—
Total Class R6 Shares	31	—	—	—
Class Y Shares
Reinvested	7	2	8	2
Redeemed	—	(18)	—	(19)
Total Class Y Shares	7	(16)	8	(17)
Change in Shares	461	165	597	176

(a)  Class R Share commenced operations on March 1, 2013.

(b)  Rounds to less than 1.

(c)  Class R6 Shares commenced operations on March 4, 2014.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Global Equity Fund		Emerging Markets Small Cap Fund
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	For the Period Ended April 30, 2014(a)
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	—	$66	$47
Dividends reinvested	$356	45	—
Cost of shares redeemed	(231)	(116)	—
Total Class A Shares	$125	$(5)	$47
Class C Shares
Proceeds from shares issued	$7	$16	$50
Dividends reinvested	237	18	—
Cost of shares redeemed	—	(100)	—
Total Class C Shares	$244	$(66)	$50
Class I Shares
Proceeds from shares issued	$178	$1,071	$5,406
Dividends reinvested	432	45	—
Cost of shares redeemed	(104)	(117)	—
Total Class I Shares	$506	$999	$5,406
Class R Shares (b)
Proceeds from shares issued	—	$300	—
Dividends reinvested	36	—	—
Total Class R Shares	$36	$300	—
Change in net assets from capital transactions	$911	$1,228	$5,503
Share Transactions:
Class A Shares
Issued	—	5	5
Reinvested	26	4	—
Redeemed	(17)	(9)	—
Total Class A Shares	9	— (c)	5
Class C Shares
Issued	— (c)	1	5
Reinvested	18	2	—
Redeemed	—	(8)	—
Total Class C Shares	18	(5)	5
Class I Shares
Issued	13	80	541
Reinvested	32	4	—
Redeemed	(8)	(9)	—
Total Class I Shares	37	75	541
Class R Shares (b)
Issued	—	24	—
Reinvested	3		—
Total Class R Shares	3	24	—
Change in Shares	67	94	551

(a)  Emerging Markets Small Cap Fund commenced operations on April 1, 2014.

(b) Class R Share commenced operations on March 1, 2013.

(c)  Rounds to less than 1.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	International Fund
	Class A Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.76	$13.36	$13.24	$15.17	$13.39	$10.00
Investment Activities:
Net investment income	0.16	0.08	0.16 (b)	0.17	0.09	0.09
Net realized and unrealized gains(losses) on investments	0.59	2.61	0.98	(1.07)	2.09	3.30
Total from Investment Activities	0.75	2.69	1.14	(0.90)	2.18	3.39
Distributions:
Net investment income	(0.21)	(0.19)	(0.26)	(0.11)	(0.11)	—
Net realized gains from investments	(1.42)	(0.10)	(0.76)	(0.92)	(0.29)	—
Total Distributions	(1.63)	(0.29)	(1.02)	(1.03)	(0.40)	—
Net Asset Value, End of Period	$14.88	$15.76	$13.36	$13.24	$15.17	$13.39
Total Return (excludes sales charge) (c)	5.13%	20.47%	9.59%	(6.62)%	16.65%	33.90%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$370	$943	$392	$2,380	$1,546	$626
Ratio of net expenses to average net assets (d)	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets (d)	1.36%	1.08%	1.29%	1.45%	0.66%	1.01%
Ratio of gross expenses to average net assets (d) (e)	2.18%	2.88%	3.41%	1.90%	2.69%	5.11%
Ratio of net investment income (loss) to average net assets (d) (e)	0.58%	(0.40)%	(0.72)%	0.95%	(0.63)%	(2.70)%
Portfolio turnover (f)	31%	100%	94%	102%	120%	155%

(a)  Class A Shares commenced operations on November 25, 2008.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	International Fund
	Class C Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.59	$13.24	$13.10	$15.02	$13.30	$10.00
Investment Activities:
Net investment income	0.06	0.01	0.14	0.09	0.02	0.05
Net realized and unrealized gains(losses) on investments	0.62	2.55	0.91	(1.09)	2.04	3.25
Total from Investment Activities	0.68	2.56	1.05	(1.00)	2.06	3.30
Distributions:
Net investment income	(0.11)	(0.11)	(0.15)	— (b)	(0.05)	—
Net realized gains from investments	(1.42)	(0.10)	(0.76)	(0.92)	(0.29)	—
Total Distributions	(1.53)	(0.21)	(0.91)	(0.92)	(0.34)	—
Net Asset Value, End of Period	$14.74	$15.59	$13.24	$13.10	$15.02	$13.30
Total Return (excludes contingent deferred sales charge) (c)	4.67%	19.56%	8.82%	(7.34)%	15.75%	33.00%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,003	$943	$647	$582	$626	$536
Ratio of net expenses to average net assets (d)	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%
Ratio of net investment income to average net assets (d)	0.75%	0.29%	1.13%	0.64%	0.10%	0.44%
Ratio of gross expenses to average net assets (d) (e)	3.02%	3.47%	4.14%	3.75%	4.26%	6.08%
Ratio of net investment loss to average net assets (d) (e)	(0.12)%	(1.03)%	(0.86)%	(0.96)%	(2.01)%	(3.49)%
Portfolio turnover (f)	31%	100%	94%	102%	120%	155%

(a)  Class C Shares commenced operations on November 25, 2008.

(b)  Less than $0.01 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	International Fund
	Class I Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.92	$13.50	$13.36	$15.28	$13.42	$10.00
Investment Activities:
Net investment income	0.15	0.19	0.30	0.25	0.15	0.15
Net realized and unrealized gains(losses) on investments	0.62	2.57	0.89	(1.11)	2.08	3.27
Total from Investment Activities	0.77	2.76	1.19	(0.86)	2.23	3.42
Distributions:
Net investment income	(0.24)	(0.24)	(0.29)	(0.14)	(0.08)	—
Net realized gains from investments	(1.42)	(0.10)	(0.76)	(0.92)	(0.29)	—
Total Distributions	(1.66)	(0.34)	(1.05)	(1.06)	(0.37)	—
Net Asset Value, End of Period	$15.03	$15.92	$13.50	$13.36	$15.28	$13.42
Total Return (b)	5.23%	20.85%	9.94%	(6.36)%	16.98%	34.20%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$78,354	$75,830	$62,697	$62,871	$63,680	$53,823
Ratio of net expenses to average net assets (c)	1.08%	1.09%	1.09%	1.10%	1.13%	1.15%
Ratio of net investment income to average net assets (c)	1.81%	1.35%	2.20%	1.69%	1.13%	1.65%
Ratio of gross expenses to average net assets (c) (d)	1.08%	1.09%	1.09%	1.10%	1.13%	1.28%
Ratio of net investment income to average net assets (c) (d)	1.81%	1.35%	2.20%	1.69%	1.13%	1.52%
Portfolio turnover (e)	31%	100%	94%	102%	120%	155%

(a)  Class I Shares commenced operations on November 25, 2008.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	International Fund
	Class R Shares
	Six Months Ended April 30, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.72	$13.89
Investment Activities:
Net investment income	0.10	0.13
Net realized and unrealized gains on investments	0.62	1.70
Total from Investment Activities	0.72	1.83
Distributions:
Net investment income	(0.17)	—
Net realized gains from investments	(1.42)	—
Total Distributions	(1.59)	—
Net Asset Value, End of Period	$14.85	$15.72
Total Return (b)	4.94%	13.17%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$297	$283
Ratio of net expenses to average net assets (c)	1.70%	1.70%
Ratio of net investment income to average net assets (c)	1.20%	1.33%
Ratio of gross expenses to average net assets (c) (d)	5.56%	7.09%
Ratio of net investment loss to average net assets (c) (d)	(2.66)%	(4.06)%
Portfolio turnover (e)	31%	100%

(a)  Class R Shares commenced operations on March 1, 2013.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

International Fund
Class R6 Shares
Period Ended April 30, 2014(a)
(Unaudited)
Net Asset Value, Beginning of Period	$14.73
Investment Activities:
Net investment income	0.11
Net realized and unrealized gains on investments	0.19
Total from Investment Activities	0.30
Net Asset Value, End of Period	$15.03
Total Return (b)	2.04%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$464
Ratio of net expenses to average net assets (c)	1.05%
Ratio of net investment income to average net assets (c)	4.63%
Ratio of gross expenses to average net assets (c) (d)	4.52%
Ratio of net investment income to average net assets (c) (d)	1.16%
Portfolio turnover (e)	31%

(a)  Class R6 Shares commenced operations on March 4, 2014.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	International Fund
	Class Y Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Period Ended October 31, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.77	$13.38	$12.95
Investment Activities:
Net investment income	0.15	0.16	0.21
Net realized and unrealized gains on investments	0.61	2.56	0.22
Total from Investment Activities	0.76	2.72	0.43
Distributions:
Net investment income	(0.23)	(0.23)	—
Net realized gains from investments	(1.42)	(0.10)	—
Total Distributions	(1.65)	(0.33)	—
Net Asset Value, End of Period	$14.88	$15.77	$13.38
Total Return (b)	5.23%	20.78%	3.32%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,014	$964	$1,034
Ratio of net expenses to average net assets (c)	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets (c)	1.75%	1.20%	2.52%
Ratio of gross expenses to average net assets (c) (d)	1.85%	2.73%	2.12%
Ratio of net investment income (loss) to average net assets (c) (d)	1.05%	(0.38)%	1.55%
Portfolio turnover (e)	31%	100%	94%

(a)  Class Y Shares commenced operations on March 7, 2012.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	International Select Fund
	Class A Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.34	$13.01	$12.75	$14.83	$13.15	$10.00
Investment Activities:
Net investment income	0.09	0.14	0.22	0.15	0.10	0.09
Net realized and unrealized gains(losses) on investments	0.62	2.44	1.05	(1.40)	2.14	3.06
Total from Investment Activities	0.71	2.58	1.27	(1.25)	2.24	3.15
Distributions:
Net investment income	(0.21)	(0.16)	(0.21)	(0.08)	(0.07)	—
Net realized gains from investments	(1.61)	(0.09)	(0.80)	(0.75)	(0.49)	—
Total Distributions	(1.82)	(0.25)	(1.01)	(0.83)	(0.56)	—
Net Asset Value, End of Period	$14.23	$15.34	$13.01	$12.75	$14.83	$13.15
Total Return (excludes sales charge) (b)	4.81%	20.13%	11.11%	(9.12)%	17.58%	31.50%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$793	$763	$585	$535	$523	$427
Ratio of net expenses to average net assets (c)	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets (c)	1.31%	0.90%	1.82%	1.17%	0.73%	0.88%
Ratio of gross expenses to average net assets (c) (d)	2.46%	2.96%	3.57%	3.05%	3.98%	5.79%
Ratio of net investment income (loss) to average net assets (c) (d)	0.25%	(0.66)%	(0.35)%	(0.48)%	(1.85)%	(3.51)%
Portfolio turnover (e)	35%	128%	99%	127%	130%	213%

(a)  Class A Shares commenced operations on November 25, 2008.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	International Select Fund
	Class C Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.13	$12.85	$12.59	$14.69	$13.06	$10.00
Investment Activities:
Net investment income(loss)	0.03	(0.01)	0.12	0.06	—	0.01
Net realized and unrealized gains(losses) on investments	0.61	2.46	1.05	(1.41)	2.12	3.05
Total from Investment Activities	0.64	2.45	1.17	(1.35)	2.12	3.06
Distributions:
Net investment income	(0.12)	(0.08)	(0.11)	—	—	—
Net realized gains from investments	(1.61)	(0.09)	(0.80)	(0.75)	(0.49)	—
Total Distributions	(1.73)	(0.17)	(0.91)	(0.75)	(0.49)	—
Net Asset Value, End of Period	$14.04	$15.13	$12.85	$12.59	$14.69	$13.06
Total Return (excludes contingent deferred sales charge) (b)	4.38%	19.24%	10.32%	(9.83)%	16.68%	30.60%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,059	$1,001	$635	$575	$638	$522
Ratio of net expenses to average net assets (c)	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%
Ratio of net investment income (loss) to average net assets (c)	0.57%	0.14%	1.07%	0.42%	(0.01)%	0.11%
Ratio of gross expenses to average net assets (c) (d)	2.94%	3.35%	4.14%	3.72%	4.17%	6.04%
Ratio of net investment loss to average net assets (c) (d)	(0.22)%	(1.06)%	(0.92)%	(1.15)%	(2.03)%	(3.78)%
Portfolio turnover (e)	35%	128%	99%	127%	130%	213%

(a)  Class C Shares commenced operations on November 25, 2008.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	International Select Fund
	Class I Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.50	$13.14	$12.88	$14.96	$13.18	$10.00
Investment Activities:
Net investment income	0.12	0.17	0.26	0.22	0.13	0.12
Net realized and unrealized gains(losses) on investments	0.62	2.49	1.05	(1.44)	2.16	3.06
Total from Investment Activities	0.74	2.66	1.31	(1.22)	2.29	3.18
Distributions:
Net investment income	(0.25)	(0.21)	(0.25)	(0.11)	(0.02)	—
Net realized gains from investments	(1.61)	(0.09)	(0.80)	(0.75)	(0.49)	—
Total Distributions	(1.86)	(0.30)	(1.05)	(0.86)	(0.51)	—
Net Asset Value, End of Period	$14.38	$15.50	$13.14	$12.88	$14.96	$13.18
Total Return (b)	4.99%	20.60%	11.43%	(8.85)%	17.91%	31.80%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$78,670	$75,921	$62,394	$61,459	$63,470	$53,810
Ratio of net expenses to average net assets (c)	1.07%	1.08%	1.06%	1.08%	1.11%	1.15%
Ratio of net investment income to average net assets (c)	1.64%	1.20%	2.14%	1.50%	1.03%	1.31%
Ratio of gross expenses to average net assets (c) (d)	1.07%	—	1.06%	1.08%	1.11%	1.25%
Ratio of net investment income to average net assets (c) (d)	1.64%	—	2.14%	1.50%	1.03%	1.21%
Portfolio turnover (e)	35%	128%	99%	127%	130%	213%

(a)  Class I Shares commenced operations on November 25, 2008.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	International Select Fund
	Class R Shares
	Six Months Ended April 30, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.30	$13.47
Investment Activities:
Net investment income	0.07	0.10
Net realized and unrealized gains on investments	0.61	1.73
Total from Investment Activities	0.68	1.83
Distributions:
Net investment income	(0.19)	—
Net realized gains from investments	(1.61)	—
Total Distributions	(1.80)	—
Net Asset Value, End of Period	$14.18	$15.30
Total Return (b)	4.65%	13.59%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$297	$284
Ratio of net expenses to average net assets (c)	1.69%	1.68%
Ratio of net investment income to average net assets (c)	1.02%	1.03%
Ratio of gross expenses to average net assets (c) (d)	5.51%	7.04%
Ratio of net investment loss to average net assets (c) (d)	(2.80)%	(4.34)%
Portfolio turnover (e)	35%	128%

(a)  Class R Shares commenced operations on March 1, 2013.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	International Select Fund
	Class Y Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Period Ended October 31, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.36	$13.03	$12.52
Investment Activities:
Net investment income	0.12	0.15	0.20
Net realized and unrealized gains on investments	0.61	2.47	0.31
Total from Investment Activities	0.73	2.62	0.51
Distributions:
Net investment income	(0.24)	(0.20)	—
Net realized gains from investments	(1.61)	(0.09)	—
Total Distributions	(1.85)	(0.29)	—
Net Asset Value, End of Period	$14.24	$15.36	$13.03
Total Return (b)	4.95%	20.48%	4.07%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,016	$969	$1,041
Ratio of net expenses to average net assets (c)	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets (c)	1.56%	1.04%	2.45%
Ratio of gross expenses to average net assets (c) (d)	1.83%	2.70%	2.08%
Ratio of net investment income (loss) to average net assets (c) (d)	0.88%	(0.51)%	1.52%
Portfolio turnover (e)	35%	128%	99%

(a)  Class Y Shares commenced operations on March 7, 2012.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Global Equity Fund
	Class A Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Period Ended October 31, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.34	$11.89	$10.72	$10.97	$10.00
Investment Activities:
Net investment income	0.05	0.07	0.11	0.08	0.03
Net realized and unrealized gains(losses) on investments	1.03	2.57	1.17	(0.09)	0.94
Total from Investment Activities	1.08	2.64	1.28	(0.01)	0.97
Distributions:
Net investment income	(0.09)	(0.10)	(0.11)	(0.24)	—
Net realized gains from investments	(1.42)	(0.09)	—	—	—
Total Distributions	(1.51)	(0.19)	(0.11)	(0.24)	—
Net Asset Value, End of Period	$13.91	$14.34	$11.89	$10.72	$10.97
Total Return (excludes sales charge) (b)	7.87%	22.53%	12.06%	(0.24)%	9.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,421	$3,387	$2,815	$2,410	$1,840
Ratio of net expenses to average net assets (c)	1.40%	1.40%	1.40%	1.40%	1.39%
Ratio of net investment income to average net assets (c)	0.68%	0.56%	1.00%	0.85%	0.43%
Ratio of gross expenses to average net assets (c) (d)	1.89%	2.01%	2.32%	2.70%	5.81%
Ratio of net investment income (loss) to average net assets (c) (d)	0.19%	(0.05)%	0.08%	(0.45)%	(3.99)%
Portfolio turnover (e)	35%	119%	90%	87%	80%

(a)  Class A Shares commenced operations on March 18, 2010.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Global Equity Fund
	Class C Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Period Ended October 31, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.23	$11.81	$10.64	$10.92	$10.00
Investment Activities:
Net investment income(loss)	(0.01)	(0.02)	0.03	0.02	(0.02)
Net realized and unrealized gains(losses) on investments	1.04	2.54	1.17	(0.12)	0.94
Total from Investment Activities	1.03	2.52	1.20	(0.10)	0.92
Distributions:
Net investment income	—	(0.01)	(0.03)	(0.18)	—
Net realized gains from investments	(1.42)	(0.09)	—	—	—
Total Distributions	(1.42)	(0.10)	(0.03)	(0.18)	—
Net Asset Value, End of Period	$13.84	$14.23	$11.81	$10.64	$10.92
Total Return (excludes contingent deferred sales charge) (b)	7.55%	21.55%	11.32%	(1.04)%	9.20%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,563	$2,378	$2,036	$1,805	$1,819
Ratio of net expenses to average net assets (c)	2.15%	2.15%	2.15%	2.15%	2.14%
Ratio of net investment income (loss) to average net assets (c)	(0.05)%	(0.19)%	0.27%	0.11%	(0.32)%
Ratio of gross expenses to average net assets (c) (d)	2.71%	2.93%	3.18%	3.39%	6.56%
Ratio of net investment loss to average net assets (c) (d)	(0.61)%	(0.97)%	(0.76)%	(1.13)%	(4.74)%
Portfolio turnover (e)	35%	119%	90%	87%	80%

(a)  Class C Shares commenced operations on March 18, 2010.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Global Equity Fund
	Class I Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Period Ended October 31, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.38	$11.92	$10.74	$10.98	$10.00
Investment Activities:
Net investment income	0.07	0.10	0.15	0.13	0.04
Net realized and unrealized gains(losses) on investments	1.03	2.57	1.17	(0.11)	0.94
Total from Investment Activities	1.10	2.67	1.32	0.02	0.98
Distributions:
Net investment income	(0.12)	(0.12)	(0.14)	(0.26)	—
Net realized gains from investments	(1.42)	(0.09)	—	—	—
Total Distributions	(1.54)	(0.21)	(0.14)	(0.26)	—
Net Asset Value, End of Period	$13.94	$14.38	$11.92	$10.74	$10.98
Total Return (b)	7.99%	22.85%	12.42%	0.03%	9.80%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,429	$4,031	$2,452	$2,120	$1,854
Ratio of net expenses to average net assets (c)	1.15%	1.15%	1.15%	1.15%	1.14%
Ratio of net investment income to average net assets (c)	0.96%	0.77%	1.26%	1.10%	0.68%
Ratio of gross expenses to average net assets (c) (d)	1.60%	1.77%	2.20%	2.51%	5.10%
Ratio of net investment income (loss) to average net assets (c) (d)	0.51%	0.15%	0.21%	(0.26)%	(3.28)%
Portfolio turnover (e)	35%	119%	90%	87%	80%

(a)  Class I Shares commenced operations on March 18, 2010.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Global Equity Fund
	Class R Shares
	Six Months Ended April 30, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.32	$12.29
Investment Activities:
Net investment income	0.03	0.04
Net realized and unrealized gains on investments	1.03	1.99
Total from Investment Activities	1.06	2.03
Distributions:
Net investment income	(0.06)	—
Net realized gains from investments	(1.42)	—
Total Distributions	(1.48)	—
Net Asset Value, End of Period	$13.90	$14.32
Total Return (b)	7.75%	16.52%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$377	$350
Ratio of net expenses to average net assets (c)	1.67%	1.66%
Ratio of net investment income to average net assets (c)	0.43%	0.45%
Ratio of gross expenses to average net assets (c) (d)	5.03%	6.31%
Ratio of net investment loss to average net assets (c) (d)	(2.93)%	(4.19)%
Portfolio turnover (e)	35%	119%

(a)  Class R Shares commenced operations on March 1, 2013.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

Emerging Markets Small Cap Fund
Class A Shares
Period Ended April 30, 2014(a)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net investment loss	(0.01)
Net realized and unrealized losses on investments	(0.24)
Total from Investment Activities	(0.25)
Net Asset Value, End of Period	$9.75
Total Return (excludes sales charge) (b)	(2.50)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$46
Ratio of net expenses to average net assets (c)	1.80%
Ratio of net investment loss to average net assets (c)	(0.77)%
Ratio of gross expenses to average net assets (c) (d)	38.29%
Ratio of net investment loss to average net assets (c) (d)	(37.26)%
Portfolio turnover (e)	6%

(a)  Class A Shares commenced operations on April 1, 2014.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

Emerging Markets Small Cap Fund
Class C Shares
Period Ended April 30, 2014(a)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net investment loss	(0.01)
Net realized and unrealized losses on investments	(0.24)
Total from Investment Activities	(0.25)
Net Asset Value, End of Period	$9.75
Total Return (excludes contingent deferred sales charge) (b)	(0.81)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$50
Ratio of net expenses to average net assets (c)	2.55%
Ratio of net investment loss to average net assets (c)	(2.08)%
Ratio of gross expenses to average net assets (c) (d)	36.33%
Ratio of net investment loss to average net assets (c) (d)	(35.86)%
Portfolio turnover (e)	6%

(a)  Class C Shares commenced operations on April 11, 2014.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

Emerging Markets Small Cap Fund
Class I Shares
Period Ended April 30, 2014(a)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net investment loss	— (b)
Net realized and unrealized losses on investments	(0.25)
Total from Investment Activities	(0.25)
Net Asset Value, End of Period	$9.75
Total Return (c)	(2.50)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,270
Ratio of net expenses to average net assets (d)	1.50%
Ratio of net investment income to average net assets (d)	(0.48)%
Ratio of gross expenses to average net assets (d) (e)	3.27%
Ratio of net investment loss to average net assets (d) (e)	(2.25)%
Portfolio turnover (f)	6%

(a)  Class I Shares commenced operations on April 1, 2014.

(b)  Rounds to less than $0.01.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Notes to Financial Statements

The Victory Portfolios  April 30, 2014

(Unaudited)

1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of April 30, 2014, the Trust offered shares of 16 funds. The accompanying financial statements are those of the following funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Share Classes Offered
Dividend Growth Fund	Classes A, C, I, R and Y
Established Value Fund	Classes A, I, R, R6 and Y
Special Value Fund	Classes A, C, I, R and Y
Small Company Opportunity Fund	Classes A, I, R and Y
Large Cap Growth Fund	Classes A, C, I, R and Y
Select Fund	Classes A and I
Balanced Fund	Classes A, C, I and R
Investment Grade Convertible Fund	Classes A and I
Fund for Income	Classes A, C, I, R and Y
National Municipal Bond Fund	Classes A and Y
Ohio Municipal Bond Fund	Class A
International Fund	Classes A, C, I, R, R6 and Y
International Select Fund	Classes A, C, I, R and Y
Global Equity Fund	Classes A, C, I and R
Emerging Markets Small Cap Fund	Classes A, C, and I

Each Fund offers one or more classes of shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The Dividend Growth Fund and Special Value Fund seek to provide long-term growth of capital and dividend income. The Established Value Fund seeks to obtain long-term capital growth by investing primarily in common stocks. The International Fund seeks to provide long-term growth of capital. The Small Company Opportunity Fund and the International Select Fund seek to provide capital appreciation. The Global Equity Fund seeks to provide long-term growth and capital appreciation. The Emerging Markets Small Cap Fund seeks to provide long-term appreciation of capital. The Large Cap Growth Fund seeks to obtain long-term capital appreciation. The Select Fund seeks to provide long-term growth of capital. The Balanced Fund seeks to provide income and long-term growth of capital. The Investment Grade Convertible Fund seeks to provide a high level of current income together with long-term capital appreciation. The Fund for Income seeks to provide a high level of current income consistent with preservation of shareholders' capital. The National Municipal Bond Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital. The Ohio Municipal Bond Fund seeks to provide a high level of current interest income, which is exempt from both federal income tax and Ohio personal income tax.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2014

(Unaudited)

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. The International Fund, International Select Fund, Global Equity Fund and Emerging Markets Small Cap Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2014

(Unaudited)

For the six months ended April 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Funds' investments as of April 30, 2014, while the breakdown, by category, of common stocks is disclosed on the Schedules of Portfolio Investments (in thousands):

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs		Total
Dividend Growth Fund
Common Stocks	$7,293	$—		$7,293
Investment Companies	—	140		140
Total	7,293	140		7,433
Established Value Fund
Common Stocks	2,036,298	—		2,036,298
Exchange-Traded Funds	21,158	—		21,158
Investment Companies	—	48,714		48,714
Total	2,057,456	48,714		2,106,170
Special Value Fund
Common Stocks	184,215	—		184,215
Exchange-Traded Funds	1,667	—		1,667
Investment Companies	—	1,162		1,162
Total	185,882	1,162		187,044
Small Company Opportunity Fund
Common Stocks	2,043,611	—		2,043,611
Exchange-Traded Funds	16,021	—		16,021
Investment Companies	—	108,003		108,003
Total	2,059,632	108,003		2,167,635
Large Cap Growth Fund
Common Stocks	187,816	—		187,816
Investment Companies	—	5,068		5,068
Total	187,816	5,068		192,884
Select Fund
Common Stocks	2,453	—		2,453
Investment Companies	—	243		243
Total	2,453	243		2,696
Balanced Fund
Common Stocks	13,561	—		13,561
U.S. Government Mortgage Backed Agencies	—	6,581		6,581
U.S. Treasury Obligations	—	458		458
Investment Companies	—	244		244
Total	13,561	7,283		20,844
Investment Grade Convertible Fund
Common Stock	117	—		117
Convertible Corporate Bonds	—	20,234		20,234
Convertible Preferred Stocks	4,819	1,494	(a)	6,313
Investment Companies	—	7,837		7,837
Total	4,936	29,565		34,501

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2014

(Unaudited)

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs	Total
Fund for Income
Government National Mortgage Association	$—		$908,316	$908,316
U.S. Treasury Obligations	—		58,758	58,758
Investment Companies	—		100	100
Total	—		967,174	967,174
National Municipal Bond Fund
Municipal Bonds	—		85,992	85,992
Investment Companies	—		2,431	2,431
Total	—		88,423	88,423
Ohio Municipal Bond Fund
Municipal Bonds	—		55,748	55,748
Investment Companies	—		965	965
Total	—		56,713	56,713
International Fund
Common Stocks	8,814	(b)	69,874	78,688
Cash Equivalents	—		1,983	1,983
Total	8,814		71,857	80,671
International Select Fund
Common Stocks	11,235	(c)	67,365	78,600
Cash Equivalents	—		2,472	2,472
Total	11,235		69,837	81,072
Global Equity Fund
Common Stocks	5,448	(d)	4,812	10,260
Cash Equivalents	—		531	531
Total	5,448		5,343	10,791
Emerging Markets Small Cap Fund
Common Stocks	246	(e)	4,374	4,620
Exchange-Traded Funds	262		—	262
Cash Equivalents	—		454	454
Total	508		4,828	5,336

There were no transfers between Level 1 and Level 2 as of April 30, 2014.

(a)  Consists of holdings: Wells Fargo & Co., Series L listed under Financials.

(b)  Consists of holdings: Constellium NV and LyondellBasell Industries NV, Class A listed under Netherlands; all securities listed under Brazil, Canada, Cayman Islands, Taiwan and United States.

(c)  Consists of holdings: All securities listed under Brazil, Canada, Cayman Islands, Netherlands and United States.

(d)  Consists of holdings: TE Connectivity, Ltd. listed under Switzerland; Delphi Automotive PLC listed under United Kingdom; all securities listed under Brazil, Canada, Cayman Islands, Netherlands, Taiwan and United States.

(e)  Consists of holdings: All securities listed under Brazil, Mexico and United States.

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2014

(Unaudited)

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. It is the Trust's policy to include the portion of realized and unrealized gains and losses from investments that result from foreign currency changes with other foreign currency gains and losses.

Foreign Currency Contracts:

The International Fund, International Select Fund, Global Equity Fund and Emerging Markets Small Cap Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The International Fund, International Select Fund, Global Equity Fund and Emerging Markets Small Cap Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of April 30, 2014, the Funds had no open forward foreign currency contracts.

Futures Contracts:

Each Fund, with the exception of the Established Value Fund, Large Cap Growth Fund, Global Equity Fund and Select Fund, may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2014

(Unaudited)

obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statements of Assets and Liabilities. As of April 30, 2014, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified on the Schedules of Portfolio Investments.

Dividends to Shareholders:

Dividends from net investment income are declared and paid monthly for the Balanced Fund, Fund for Income, National Municipal Bond Fund and Ohio Municipal Bond Fund. Dividends from net investment income are declared and paid quarterly for the Dividend Growth Fund, Established Value Fund, Investment Grade Convertible Fund and Select Fund. Dividends from net investment income are declared and paid annually for the Special Value Fund, Small Company Opportunity Fund, Large Cap Growth Fund, International Fund, International Select Fund, Global Equity Fund and Emerging Markets Small Cap Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclass of market discounts and premiums and paydown gains or losses), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the accompanying Statements of Assets and Liabilities.

Notes to Financial Statements — continued

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Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Other:

Expenses that are directly related to a Fund are charged directly to that fund. Other operating expenses of the Trust are prorated to each Fund in the Trust on the basis of relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, printing and 12b-1 fees.

Subsequent Events:

The Funds have evaluated subsequent events and there are no subsequent events to report.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 2014 were as follows (in thousands):

Fund	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Dividend Growth Fund	$556,864	$778,009	$—	$—
Established Value Fund	494,406	449,562	—	—
Special Value Fund	101,419	149,330	—	—
Small Company Opportunity Fund	503,891	430,129	—	—
Large Cap Growth Fund	54,910	80,321	—	—
Select Fund	2,826	409	—	—
Balanced Fund	5,638	7,614	1,859	1,872
Investment Grade Convertible Fund	13,024	2,865	—	—
Fund for Income	—	—	204,860	342,258
National Municipal Bond Fund	7,560	7,187	—	—
Ohio Municipal Bond Fund	1,589	9,419	—	—
International Fund	24,205	23,921	—	—
International Select Fund	27,411	28,579	—	—
Global Equity Fund	3,593	4,100
Emerging Markets Small Cap Fund	5,289	268

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission (the "SEC"). The Adviser is a wholly owned subsidiary of Victory Capital

Notes to Financial Statements — continued

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Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

	Adviser Fee Tier and Rate
	Up to $1.5 billion	$1.5 billion — $3.0 billion	over $3.0 billion
Dividend Growth Fund	0.70%	0.65%	0.60%
	Up to $100 million	$100 million — $200 million	over $200 million
Established Value Fund	0.65%	0.55%	0.45%
	Up to $500 million	over $500 million
Small Company Opportunity Fund	0.85%	0.75%
	Up to $400 million	$400 million — $800 million	over $800 million
Special Value Fund	0.75%	0.65%	0.60%
Large Cap Growth Fund	0.75%	0.65%	0.60%
Balanced Fund	0.60%	0.55%	0.50%
Investment Grade Convertible Fund	0.75%	0.65%	0.60%
Fund for Income	0.50%	0.45%	0.40%
National Municipal Bond Fund	0.55%	0.50%	0.45%
Ohio Municipal Bond Fund	0.55%	0.50%	0.45%
	Up to $2.5 billion	$2.5 billion — $5.0 billion	over $5.0 billion
Select Fund	0.65%	0.60%	0.50%
International Fund	0.80%	0.75%	0.70%
International Select Fund	0.80%	0.75%	0.70%
Global Equity Fund	0.80%	0.75%	0.70%
Emerging Markets Small Cap Fund	1.25%

KeyBank National Association ("KeyBank") serves as custodian of all the Trust's assets except the assets of the International Fund, International Select Fund, Global Equity Fund and Emerging Markets Small Cap Fund, for which Citibank, N.A. ("Citibank") serves as custodian. For its custody services to the Trust, The Victory Institutional Funds and The Victory Variable Insurance Funds (collectively, the "Victory Trusts"), KeyBank receives fees at an annualized rate of 0.00774% of the Victory Trusts' aggregate average daily net assets, excluding the assets of the International Fund, International Select Fund, Global Equity Fund and Emerging Markets Small Cap Fund, plus applicable per transaction fees. The Victory Trusts reimburse KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.108% of the first $8 billion in average daily net assets of the Trust and the Victory Variable Insurance Funds (collectively, the "Trusts"), 0.078% of the average daily net assets above $8 billion to $10 billion of the Trusts, 0.075% of the average daily net assets above $10 billion to $12 billion of the Trusts and 0.065% of the average daily net assets over $12 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

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Citi also serves as the Funds' transfer agent. Under the Transfer Agent Agreement, Citi receives for its services an annual fee at a rate of 0.02% of the first $8 billion in average daily net assets of the Trusts, 0.015% of the average daily net assets above $8 billion to $16 billion of the Trusts, 0.01% of the average daily net assets above $16 billion to $20 billion of the Trusts and 0.005% of the average daily net assets over $20 billion of the Trusts.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of the Funds, except for Fund for Income, and 1.00% of the average daily net assets of Class C Shares of the Funds. The Distributor may receive a monthly distribution and service fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of Fund for Income. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds. For the six months ended April 30, 2014, the Funds paid affiliates of the Adviser or the Funds $51 thousand under the Distribution and Service Plans.

In addition, the Distributor and the transfer agent are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Funds. For the six months ended April 30, 2014, the Distributor received approximately $27 thousand from commissions earned on sales of Class A Shares and the transfer agent received $20 thousand from redemptions of Class C Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of April 30, 2014, the expense limits are as follows:

Fund	Class	Expense Limit
Dividend Growth Fund	Class A Shares	1.25	%(a)
Dividend Growth Fund	Class C Shares	2.00	%(a)
Dividend Growth Fund	Class I Shares	0.95	%(a)
Dividend Growth Fund	Class R Shares	1.50	%(a)
Dividend Growth Fund	Class Y Shares	1.00	%(a)
Established Value Fund	Class R6 Shares	0.63	%(b)
Established Value Fund	Class Y Shares	0.83	%(b)
Special Value Fund	Class C Shares	2.20	%(c)
Special Value Fund	Class Y Shares	1.03	%(b)
Small Company Opportunity Fund	Class Y Shares	1.15	%(b)
Large Cap Growth Fund	Class C Shares	2.10	%(c)
Large Cap Growth Fund	Class I Shares	0.95	%(c)
Large Cap Growth Fund	Class R Shares	1.65	%(c)
Large Cap Growth Fund	Class Y Shares	1.02	%(b)
Select Fund	Class A Shares	1.15	%(d)
Select Fund	Class I Shares	0.90	%(d)
Balanced Fund	Class A Shares	1.15	%(c)
Balanced Fund	Class C Shares	1.85	%(c)
Balanced Fund	Class I Shares	0.90	%(c)
Balanced Fund	Class R Shares	1.45	%(c)

Notes to Financial Statements — continued

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Fund	Class	Expense Limit
Investment Grade Convertible Fund	Class I Shares	1.00	%(c)
Fund for Income	Class Y Shares	0.71	%(b)
National Municipal Bond Fund	Class A Shares	0.99	%(c)
National Municipal Bond Fund	Class Y Shares	0.72	%(b)
International Fund	Class A Shares	1.40	%(e)
International Fund	Class C Shares	2.15	%(e)
International Fund	Class I Shares	1.15	%(e)
International Fund	Class R Shares	1.70	%(a)
International Fund	Class R6 Shares	1.05	%(b)
International Fund	Class Y Shares	1.15	%(b)
International Select Fund	Class A Shares	1.40	%(e)
International Select Fund	Class C Shares	2.15	%(e)
International Select Fund	Class I Shares	1.15	%(e)
International Select Fund	Class R Shares	1.69	%(a)
International Select Fund	Class Y Shares	1.15	%(b)
Global Equity Fund	Class A Shares	1.40	%(f)
Global Equity Fund	Class C Shares	2.15	%(f)
Global Equity Fund	Class I Shares	1.15	%(f)
Global Equity Fund	Class R Shares	1.67	%(a)
Emerging Markets Small Cap Fund	Class A Shares	1.80	%(g)
Emerging Markets Small Cap Fund	Class C Shares	2.55	%(g)
Emerging Markets Small Cap Fund	Class I Shares	1.50	%(g)

(a) In effect until at least February 28, 2018.

(b) In effect until at least February 28, 2017.

(c) In effect until at least February 28, 2015.

(d) In effect until at least February 28, 2019.

(e) In effect until at least August 31, 2017.

(f) In effect until at least February 28, 2020.

(g) In effect until at least March 31, 2017.

The Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of November 11, 2010, the Balanced Fund is no longer subject to repaying waived or reimbursed fees to the Advisor. As of April 30, 2014, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the year, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser."

Fund	Amount Waived or Reimbursed Available to Recoup	Expires October 31,
Dividend Growth Fund	$151,604	2016
Dividend Growth Fund	42,145	2017
Established Value Fund	12,297	2016
Established Value Fund	6,440	2017
Special Value Fund	7,139	2015
Special Value Fund	18,123	2016
Special Value Fund	4,119	2017

Notes to Financial Statements — continued

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Fund	Amount Waived or Reimbursed Available to Recoup	Expires October 31,
Large Cap Growth Fund	$11,177	2014
Large Cap Growth Fund	31,102	2015
Large Cap Growth Fund	31,024	2016
Large Cap Growth Fund	23,165	2017
Select Fund	18,138	2017
Balanced Fund	2,247	2014
Investment Grade Convertible Fund	9,780	2014
Investment Grade Convertible Fund	15,046	2015
Investment Grade Convertible Fund	16,194	2016
Investment Grade Convertible Fund	6,112	2017
Fund for Income	13,973	2016
Fund for Income	5,872	2016
National Municipal Bond Fund	88,402	2014
National Municipal Bond Fund	112,955	2015
National Municipal Bond Fund	106,644	2016
National Municipal Bond Fund	40,149	2017
International Fund	20,344	2014
International Fund	37,245	2015
International Fund	44,642	2016
International Fund	19,598	2017
International Select Fund	20,277	2014
International Select Fund	29,876	2015
International Select Fund	44,079	2016
International Select Fund	16,965	2017
Global Equity Fund	76,607	2014
Global Equity Fund	68,323	2015
Global Equity Fund	63,285	2016
Global Equity Fund	30,921	2017
Emerging Markets Small Cap Fund	10,036	2017

The Adviser, Citi, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time.

On December 1, 2006, VCM paid the Funds comprising the Trust approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds, BISYS Fund Services, Inc. ("BISYS") (BISYS' parent company, BISYS, Inc., was acquired by Citibank on August 1, 2007) and VCM, the sub-administrator and investment adviser, respectively, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures required additional disclosure to the Board at the time incurred. On July 29, 2010, Citibank paid approximately $4.1 million after the SEC approved the distribution plan that was in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to the same matters. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. The corresponding impact to the total return is disclosed in the Financial Highlights, except for Small Company Opportunity Fund and Large Cap Growth Fund which impacted total return by less than 0.01%.

Notes to Financial Statements — continued

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5.  Risks:

The Ohio Municipal Bond Fund invests primarily in municipal debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

The International Fund, International Select Fund, Global Equity Fund and Emerging Markets Small Cap Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit:

Effective December 31, 2013, the Victory Trusts (except Emerging Markets Small Cap Fund and Select Fund) participate in a short-term, demand note "Line of Credit" agreement with Citibank. Prior to December 31, 2013, the Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) held a similar credit facility with KeyCorp. Under the agreement, the Victory Trusts may borrow up to $100 million, of which $50 million is committed and $50 million is uncommitted. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.10% on $50 million for providing the Line of Credit. For the six months ended April 30, 2014, Keybank earned approximately $8 thousand and Citibank earned approximately $16 thousand for Line of Credit fees. Each fund in the Victory Trusts (except Emerging Markets Small Cap Fund and Select Fund) pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average loan for the days outstanding and average interest rate for each Fund during the six months ended April 30, 2014 were as follows (Average Loan in thousands):

Fund	Average Loan	Average Rate
Special Value Fund	$2,250	1.34%
Large Cap Growth Fund	7,054	1.12%
Investment Grade Convertible Fund	106	0.90%
Fund for Income	7,156	0.90%
Ohio Municipal Bond Fund	500	1.35%

As of April 30, 2014, the Funds had no loans outstanding with Citibank.

Notes to Financial Statements — continued

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7.  Federal Income Tax Information:

The tax character of distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending October 31, 2014.

The tax character of distributions paid during the fiscal year ended October 31, 2013 was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Tax-Exempt Distributions	Distributions in Excess of Earnings	Total Distributions Paid
Dividend Growth	$43	$—	$43	$—	$—	$43
Established Value Fund	10,398	33,684	44,082	—	—	44,082
Small Company Opportunity Fund	18,976	42,178	61,154	—	—	61,154
Large Cap Growth Fund	—	6,737	6,737	—	—	6,737
Balanced Fund	279	—	279	—	—	279
Investment Grade Convertible Fund	245	—	245	—	—	245
Fund for Income	71,731	—	71,731	—	—	71,731
National Municipal Bond Fund	1,497	796	2,293	2,154	—	4,447
Ohio Municipal Bond Fund	399	242	641	1,904	—	2,545
International Fund	1,130	491	1,621	—	—	1,621
International Select Fund	1,026	432	1,458	—	—	1,458
Global Equity Fund	51	56	107	—	—	107

As of October 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows (in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Late Year Ordinary Losses**	Unrealized Appreciation Depreciation*	Total Accumulated Earnings/ Deficit
Dividend Growth	$271	$—	$271	$—	$—	$1,033	$1,304
Established Value Fund	22,511	106,836	129,347	—	—	448,751	578,098
Special Value Fund	—	—	—	(119,629)	(618)	24,385	(95,862)
Small Company Opportunity Fund	50,109	81,955	132,064	—	(248)	394,535	526,351
Large Cap Growth Fund	—	19,197	19,197	—	(868)	60,094	78,423
Balanced Fund	6	336	342	(6,243)	—	2,027	(3,874)
Investment Grade Convertible Fund	378	—	378	(4,916)	—	2,049	(2,489)
Fund for Income	2,577	—	2,577	(130,781)	—	(13,827)	(142,031)
International Fund	2,867	5,336	8,203	—	—	14,619	22,822
International Select Fund	4,404	5,055	9,459	—	—	12,994	22,453
Global Equity Fund	444	618	1,062	—	—	1,704	2,766

Notes to Financial Statements — continued

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(Unaudited)

	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Capital and Other Losses	Accumulated Unrealized Appreciation Depreciation*	Total Accumulated Earnings/ Deficit
National Muncipal Bond Fund	$70	$20	$90	$—	$4,935	$5,025
Ohio Municipal Bond Fund	54	281	335	—	4,019	4,354

*  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

**  Under the current tax law, net investment losses realized after December 31 of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds deferred losses are as follows.

As of the end of their tax year ended October 31, 2013, the following Funds had net capital loss carryforwards ("CLCF") as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration are applied as either short-term or long-term depending on the originating capital loss and must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	2014	2015	2016	2017	2018	2019	2020	Total
Special Value Fund	$—	$—	$—	$119,629	$—	$—	$—	$119,629
Investment Grade Convertible Fund	—	—	1,624	3,292	—	—	—	4,916
Fund for Income	6,110	9,829	3,917	3,074	3,563	10,878	—	37,371

CLCFs subject to expiration that are limited as a result of changes in Fund ownership during the year and in prior years:

	Expiration Year
	2014	2015	2016	2017	2018	2019	2020	Total
Balanced Fund	$—	$—	$—	$6,243	$—	$—	$—	$6,243

During the year ended October 31, 2013 the Special Value Fund, Balanced Fund and Investment Grade Convertible Fund utilized $46,836, $4,503, and $495, respectively, (in thousands) of capital loss carryforwards.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
Fund for Income	$61,945	$31,465	$93,410

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation as of April 30, 2014 were as follows (in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dividend Growth Fund	$6,112	$1,360	$(39)	$1,321
Established Value	1,616,108	500,614	(10,552)	490,062
Special Value Fund	169,357	19,361	(1,674)	17,687
Small Company Opportunity	1,753,170	433,619	(19,154)	414,465
Large Cap Growth Fund	139,553	56,254	(2,923)	53,331

Notes to Financial Statements — continued

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	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Select Fund	$2,641	$96	$(41)	$55
Balanced Fund	19,453	1,609	(218)	1,391
Investment Grade Convertible Fund	31,630	3,218	(347)	2,871
Fund for Income	986,031	9,439	(28,296)	(18,857)
National Municipal Bond Fund	83,086	5,354	(17)	5,337
Ohio Municipal Bond Fund	52,607	4,110	(4)	4,106
International Fund	65,823	15,853	(1,005)	14,848
International Select Fund	67,902	14,638	(1,468)	13,170
Global Equity Fund	8,907	1,973	(89)	1,884
Emerging Markets Small Cap Fund	5,436	106	(206)	(100)

Supplemental Information

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(Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently seven Trustees, six of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 16 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 62	Trustee	May 2005	Consultant (since 2006).	FBR Funds (2011-2012).
Nigel D. T. Andrews, 67	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Chemtura Corporation (2000-2010); Old Mutual plc (2002-2011); Old Mutual US Asset Management (since 2002).
E. Lee Beard, 62	Trustee	May 2005	Consultant, The Henlee Group, LLC (consulting) (since 2005).	Penn Millers Holding Corporation (January 2011 — November 2011).
Sally M. Dungan, 60	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	ProCredit Holding Supervisory Board (2006-2011).
David L. Meyer, 57	Trustee	December 2008	Retired.	None.

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Leigh A. Wilson, 69	Chair and Trustee	November 1994	Private Investor.

Chair (since 2013) and Director (since 2012 and March — October 2008), Caledonia Mining Corporation; Director, The Mutual Fund Directors Forum (2004-2013); Chair, Old Mutual Funds II (15 portfolios) (2005-2010); Trustee, Old Mutual Funds III (13 portfolios) (2007-2010).

Interested Trustee.
David C. Brown, 42	Trustee	May 2008

Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-July 2013), President — Investments and Operations (2010-2011), and Chief Operating Officer (2004-2011), the Adviser; Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Michael D. Policarpo, II, 40	President	May 2008

Chief Financial Officer (since February 2013), Senior Managing Director (2010-January 2013) and Managing Director (2005-2010), the Adviser; Chief Financial Officer and Treasurer (since 2013), Victory Capital Holdings, Inc.

Derrick A. MacDonald, 43	Vice President	August 2010	Director of Investment Operations & Technology, the Adviser (since 2008).
Christopher K. Dyer, 52	Secretary	February 2006	Director of Fund Administration, the Adviser.
Jay G. Baris, 60	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP (since 2011); Partner, Kramer Levin Naftalis & Frankel LLP (1994-2011).
Christopher E. Sabato, 45	Treasurer	May 2006	Senior Vice President, Financial Administration, Citi Fund Services, Inc.
Eric B. Phipps, 43	Anti-Money Laundering Compliance Officer and Identity Theft Officer	August 2010	Vice President and Chief Compliance Officer, CCO Services, Citi Fund Services, Inc. (since 2006).
Edward J. Veilleux, 70	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting).

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 through April 30, 2014.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period* 11/1/13-4/30/14	Expense Ratio During Period** 11/1/13-4/30/14
Dividend Growth Fund
Class A Shares	$1,000.00	$1,063.20	$6.39	1.25%
Class C Shares	1,000.00	1,060.00	10.22	2.00%
Class I Shares	1,000.00	1,065.50	4.87	0.95%
Class R Shares	1,000.00	1,062.40	7.67	1.50%
Class Y Shares	1,000.00	1,064.70	5.12	1.00%
Established Value Fund
Class A Shares	1,000.00	1,085.80	5.33	1.03%
Class I Shares	1,000.00	1,087.60	3.42	0.66%
Class R Shares	1,000.00	1,084.80	6.20	1.20%
Class R6 Shares (a)	1,000.00	1,020.20	1.01	0.63%
Class Y Shares	1,000.00	1,086.80	4.29	0.83%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

(a)  Information shown reflects values for the period March 4, 2014 (commencement of operations) to April 30, 2014 and has been calculated using expense ratios and rates of return of the same period.

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	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period* 11/1/13-4/30/14	Expense Ratio During Period** 11/1/13-4/30/14
Special Value Fund
Class A Shares	$1,000.00	$1,062.60	$6.75	1.32%
Class C Shares	1,000.00	1,058.10	11.23	2.20%
Class I Shares	1,000.00	1,064.00	5.12	1.00%
Class R Shares	1,000.00	1,061.10	8.28	1.62%
Class Y Shares	1,000.00	1,064.50	5.27	1.03%
Small Company Opportunity Fund
Class A Shares	1,000.00	1,065.80	6.76	1.32%
Class I Shares	1,000.00	1,067.50	4.97	0.97%
Class R Shares	1,000.00	1,064.20	7.98	1.56%
Class Y Shares	1,000.00	1,066.50	5.53	1.08%
Large Cap Growth Fund
Class A Shares	1,000.00	1,019.20	6.31	1.26%
Class C Shares	1,000.00	1,015.30	10.34	2.07%
Class I Shares	1,000.00	1,021.30	4.76	0.95%
Class R Shares	1,000.00	1,017.50	8.25	1.65%
Class Y Shares	1,000.00	1,020.80	5.11	1.02%
Select Fund
Class A (b)	1,000.00	1,009.00	3.77	1.15%
Class I (b)	1,000.00	1,008.80	2.95	0.90%
Balanced Fund
Class A Shares	1,000.00	1,045.00	5.83	1.15%
Class C Shares	1,000.00	1,041.30	9.36	1.85%
Class I Shares	1,000.00	1,046.70	4.57	0.90%
Class R Shares	1,000.00	1,043.60	7.35	1.45%
Investment Grade Convertible Fund
Class A Shares	1,000.00	1,069.50	7.85	1.53%
Class I Shares	1,000.00	1,072.30	5.14	1.00%
Fund for Income
Class A Shares	1,000.00	1,002.60	4.77	0.96%
Class C Shares	1,000.00	999.20	8.58	1.73%
Class I Shares	1,000.00	1,004.90	3.38	0.68%
Class R Shares	1,000.00	1,003.50	4.82	0.97%
Class Y Shares	1,000.00	1,003.80	3.53	0.71%
National Municipal Bond Fund
Class A Shares	1,000.00	1,017.10	4.95	0.99%
Class Y Shares	1,000.00	1,018.40	3.60	0.72%
Ohio Municipal Bond Fund
Class A Shares	1,000.00	1,023.60	5.22	1.04%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

(b)  Information shown reflects values for the period January 2, 2014 (commencement of operations) to April 30, 2014 and has been calculated using expense ratios and rates of return of the same period.

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	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period* 11/1/13-4/30/14	Expense Ratio During Period** 11/1/13-4/30/14
International Fund
Class A Shares	$1,000.00	$1,051.30	$7.12	1.40%
Class C Shares	1,000.00	1,046.70	10.91	2.15%
Class I Shares	1,000.00	1,052.30	5.50	1.08%
Class R Shares	1,000.00	1,049.40	8.64	1.70%
Class R6 Shares (a)	1,000.00	1,020.40	1.69	1.05%
Class Y Shares	1,000.00	1,052.30	5.85	1.15%
International Select Fund
Class A Shares	1,000.00	1,048.10	7.11	1.40%
Class C Shares	1,000.00	1,043.80	10.90	2.15%
Class I Shares	1,000.00	1,049.90	5.44	1.07%
Class R Shares	1,000.00	1,046.50	8.58	1.69%
Class Y Shares	1,000.00	1,049.50	5.84	1.15%
Global Equity Fund
Class A Shares	1,000.00	1,078.70	7.22	1.40%
Class C Shares	1,000.00	1,075.50	11.06	2.15%
Class I Shares	1,000.00	1,079.90	5.93	1.15%
Class R Shares	1,000.00	1,077.50	8.60	1.67%
Emerging Markets Small Cap Fund
Class A (c)	1,000.00	975.00	1.46	1.80%
Class C (d)	1,000.00	991.90	1.39	2.55%
Class I (c)	1,000.00	975.00	1.22	1.50%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

(a)  Information shown reflects values for the period March 4, 2014 (commencement of operations) to April 30, 2014 and has been calculated using expense ratios and rates of return of the same period.

(c)  Information shown reflects values for the period April 1, 2014 (commencement of operations) to April 30, 2014 and has been calculated using expense ratios and rates of return of the same period.

(d)  Information shown reflects values for the period April 11, 2014 (commencement of operations) to April 30, 2014 and has been calculated using expense ratios and rates of return of the same period.

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period* 11/1/13-4/30/14	Expense Ratio During Period** 11/1/13-4/30/14
Dividend Growth Fund
Class A Shares	$1,000.00	$1,018.60	$6.26	1.25%
Class C Shares	1,000.00	1,014.88	9.99	2.00%
Class I Shares	1,000.00	1,020.08	4.76	0.95%
Class R Shares	1,000.00	1,017.36	7.50	1.50%
Class Y Shares	1,000.00	1,019.84	5.01	1.00%

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	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period* 11/1/13-4/30/14	Expense Ratio During Period** 11/1/13-4/30/14
Established Value Fund
Class A Shares	$1,000.00	$1,019.69	$5.16	1.03%
Class I Shares	1,000.00	1,021.52	3.31	0.66%
Class R Shares	1,000.00	1,018.84	6.01	1.20%
Class R6 Shares	1,000.00	1,021.67	3.16	0.63%
Class Y Shares	1,000.00	1,020.68	4.16	0.83%
Special Value Fund
Class A Shares	1,000.00	1,018.25	6.61	1.32%
Class C Shares	1,000.00	1,013.88	10.99	2.20%
Class I Shares	1,000.00	1,019.84	5.01	1.00%
Class R Shares	1,000.00	1,016.76	8.10	1.62%
Class Y Shares	1,000.00	1,019.69	5.16	1.03%
Small Company Opportunity Fund
Class A Shares	1,000.00	1,018.25	6.61	1.32%
Class I Shares	1,000.00	1,019.98	4.86	0.97%
Class R Shares	1,000.00	1,017.06	7.80	1.56%
Class Y Shares	1,000.00	1,017.06	7.80	1.56%
Large Cap Growth Fund
Class A Shares	1,000.00	1,018.55	6.31	1.26%
Class C Shares	1,000.00	1,014.53	10.34	2.07%
Class I Shares	1,000.00	1,020.08	4.76	0.95%
Class R Shares	1,000.00	1,016.61	8.25	1.65%
Class Y Shares	1,000.00	1,019.74	5.11	1.02%
Select Fund
Class A	1,000.00	1,019.09	5.76	1.15%
Class I	1,000.00	1,020.33	4.51	0.90%
Balanced Fund
Class A Shares	1,000.00	1,019.09	5.76	1.15%
Class C Shares	1,000.00	1,015.62	9.25	1.85%
Class I Shares	1,000.00	1,020.33	4.51	0.90%
Class R Shares	1,000.00	1,017.60	7.25	1.45%
Investment Grade Convertible Fund
Class A Shares	1,000.00	1,017.21	7.65	1.53%
Class I Shares	1,000.00	1,019.84	5.01	1.00%
Fund for Income
Class A Shares	1,000.00	1,020.03	4.81	0.96%
Class C Shares	1,000.00	1,016.22	8.65	1.73%
Class I Shares	1,000.00	1,021.42	3.41	0.68%
Class R Shares	1,000.00	1,019.98	4.86	0.97%
Class Y Shares	1,000.00	1,021.27	3.56	0.71%
National Municipal Bond Fund
Class A Shares	1,000.00	1,019.89	4.96	0.99%
Class Y Shares	1,000.00	1,021.22	3.61	0.72%
Ohio Municipal Bond Fund
Class A Shares	1,000.00	1,019.64	5.21	1.04%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

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	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period* 11/1/13-4/30/14	Expense Ratio During Period** 11/1/13-4/30/14
International Fund
Class A Shares	$1,000.00	$1,017.85	$7.00	1.40%
Class C Shares	1,000.00	1,014.13	10.74	2.15%
Class I Shares	1,000.00	1,019.44	5.41	1.08%
Class R Shares	1,000.00	1,016.36	8.50	1.70%
Class R6 Shares	1,000.00	1,019.59	5.26	1.05%
Class Y Shares	1,000.00	1,019.09	5.76	1.15%
International Select Fund
Class A Shares	1,000.00	1,017.85	7.00	1.40%
Class C Shares	1,000.00	1,014.13	10.74	2.15%
Class I Shares	1,000.00	1,019.49	5.36	1.07%
Class R Shares	1,000.00	1,016.41	8.45	1.69%
Class Y Shares	1,000.00	1,019.09	5.76	1.15%
Global Equity Fund
Class A Shares	1,000.00	1,017.85	7.00	1.40%
Class C Shares	1,000.00	1,014.13	10.74	2.15%
Class I Shares	1,000.00	1,019.09	5.76	1.15%
Class R Shares	1,000.00	1,016.51	8.35	1.67%
Emerging Markets Small Cap Fund
Class A	1,000.00	1,015.87	9.00	1.80%
Class C	1,000.00	1,012.15	12.72	2.55%
Class I	1,000.00	1,017.36	7.50	1.50%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

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Portfolio Holdings:

(As a Percentage of Total Investments)

Dividend Growth Fund	Established Value Fund

Special Value Fund	Small Company Opportunity Fund

Large Cap Growth Fund	Select Fund

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Balanced Fund	Investment Grade Convertible Fund

Fund for Income	National Municipal Bond Fund

(a)  Rounds to less than 0.1%.

Ohio Municipal Bond Fund	International Fund

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International Select Fund	Global Equity Fund

Emerging Markets Small Cap Fund

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Considerations of the Board in Approving the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of the Select Fund at a special meeting, which was called for that purpose, on October 23, 2013. The Board approved the Agreement on behalf of the Emerging Markets Small Cap Fund at a special meeting, which was called for that purpose, on February 19, 2014.

In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained, with respect to the Select Fund, in connection with a special meeting on October 7, 2013, and with respect to the Emerging Markets Small Cap Fund, in connection with a special meeting on December 19, 2013, and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to each Fund. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services to be provided by the Adviser;

•  The nature and quality of the services expected to be provided;

•  Fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Fees paid by other clients of the Adviser for similar services and the differences in the services provided to the other clients;

•  Total expenses of each Fund, taking into consideration any distribution or shareholder servicing fees;

•  The Adviser's commitment to operating the Funds at competitive expense levels;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, including revenues to be paid to affiliates of the Adviser by the Funds for administration services;

•  The capabilities and financial condition of the Adviser; and

•  Current economic and industry trends.

The Board reviewed each Fund's proposed management fee. In addition, the Board compared each Fund's expense ratio, taking into consideration any distribution or shareholder servicing fees, and management fee with those of mutual funds in a peer group compiled by the Adviser. The Board reviewed the factors and methodology used by the Adviser in the selection of each Fund's peer group in accordance with a process designed by an independent third party consultant hired by the Board. With respect to the Emerging Markets Small Cap Fund, the Board reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Trustees noted that because the Select Fund and the Emerging Markets Small Cap Fund were not yet operational, they did not have performance data of these Funds to consider. With respect to the Select Fund, the Board considered its experience with the portfolio management team in connection with its management of the portfolio of the Diversified Stock Fund. With respect to the Emerging Markets Small Cap Fund, the Trustees considered the investment team's outperformance as of September 30, 2013, compared to the MSCI EM (Emerging Markets) Small Cap Index for the one-year, three-year and five-year periods. The Board also considered the additional resources that management committed to enhance portfolio analysis, compliance and trading systems.

In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.

Select Fund:

Having concluded, among other things, that: (1) the Select Fund's management fee and total annual expenses, after the Adviser's expense caps and waivers, were expected to be lower than the peer median of comparable

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mutual funds; (2) the Adviser's willingness to limit the Fund's Class A and Class I expenses through February 28, 2019 would provide stability to the Fund's expenses during its initial growth period; and (3) the breakpoints in the advisory fee schedule evidenced the Adviser's willingness to share in its economies of scale, the Board determined that it was in the best interests of the Fund's shareholders to approve the Agreement with respect to this Fund.

Emerging Markets Small Cap Fund:

Having concluded, among other things, that: (1) the Emerging Markets Small Cap Fund's management fee and total annual expenses, after the Adviser's expense caps and waivers, were expected to be at or below the peer median of comparable mutual funds; (2) the Adviser's willingness to limit the Fund's Class A, Class C, Class I and Class Y expenses through March 31, 2017 would provide stability to the Fund's expenses during its initial growth period; and (3) the lack of breakpoints in the advisory fee were consistent with the expected capacity constraints of the strategy; the Board determined that it was in the best interests of the Fund's shareholders to approve the Agreement with respect to this Fund.

Approval of the Agreement on Behalf of the Funds

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of each of the Funds discussed above, was consistent with the best interests of the Funds and their shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for the period ending December 31, 2014, on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee to be paid to the Adviser under the Agreement in light of the investment advisory services to be provided, the expected costs of these services and the comparability of the proposed fees to comparable fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services to be provided;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's on-going efforts to develop quality portfolio management teams, commit substantial resources, implement a risk management program aimed at measuring, managing and monitoring portfolio risk, and reduce expenses across the Victory Fund complex; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

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The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VP-SEMI (4/14)

April 30, 2014

Semi Annual Report

Diversified Stock Fund

vcm.com

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The Victory Portfolios

Table of Contents

Shareholder Letter	3
Financial Statements
Schedule of Portfolio Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Supplemental Information
Trustee and Officer Information	23
Proxy Voting and Form N-Q Information	26
Expense Examples	26
Portfolio Holdings	27

The Fund is distributed by Victory Capital Advisers Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Diversified Stock Fund.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

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2

Letter to Our Shareholders

The U.S. equity markets closed out an already strong 2013 with a powerful fourth quarter rally, bringing the full year total return for the S&P 500® to 32.4%, one of 33 times since 1926 that the index has risen over 20%. Underlying the sizeable gains was a reduction in the level of fear that has acted as an overhang for the global markets in recent years. While earnings growth registering in the mid-single digits provided a constructive backdrop, it was investors' willingness to once again value stocks in a manner more consistent with historical precedent that drove the lion's share of gains.

Entering 2014, most experts agreed that broad market gains from a return to more normalized valuations had largely played out. While the choppiness that has characterized the equity markets thus far this year has supported this expectation, pundits have proven far less prophetic on their call for a steady rise in interest rates. In fact, quite the opposite has happened as rates have defied the consensus by moving sharply lower. As a result, fixed income has provided stiff competition for equities with the Barclays U.S. Aggregate Bond Index returning 2.7% through April compared to a return of 2.6% for the S&P 500.

The unexciting year-to-date return figure for the S&P 500 is not reflective of the turbulence and cross currents beneath the surface, however. So far 2014 has provided a stark contrast to the broad-based, steady climb up of 2013, with high volatility and widely divergent performance among sectors, style factors and individual equities. Following a correction of approximately 6% to begin the year, equity markets resumed an upward trajectory in early February, notching new all-time highs on several occasions before a pullback near quarter-end featuring the high growth and momentum stocks that led for the first two months of the year.

April and the first part of May witnessed a continuation of the pattern of lower rates and liquidation of high growth and small cap equities, ostensibly owing to elevated valuations. Instead, investor favor has returned to areas of the market perceived as offering value, including large cap, late cycle and dividend-paying stocks. The result has been a dispersion of S&P 500 stock returns among the highest in 30 years through the first several months of the year with contributions to market performance highly concentrated among a narrow set of issues. Said simply, there has been no shortage of tactical challenges for investors to navigate. That said, we believe that maintaining a long-term view and building a portfolio that is diversified across asset classes is an appropriate strategy for investors seeking to weather the continued market turbulence.

Commitment to Our Shareholders

As a firm, our mission is to earn our clients' trust by consistently exceeding expectations through a relentless focus on quality, performance and service.

•  Consistent Performance and Investment Quality
Our dedicated investment teams maintain investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

3

•  Client Service Excellence
Our approach is simple: communication is complete, honest, timely and straightforward — our goal is no surprises.

•  Empowerment, Ownership and Accountability
Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high-quality investment products and services.

We appreciate your confidence in the Victory Funds. If you have questions or would like further information, please feel free to contact us at 800-539-3863 or via our website at www.vcm.com.

Michael Policarpo, II

President,
Victory Funds

4

The Victory Portfolios  Schedule of Portfolio Investments
Diversified Stock Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.7%)
Consumer Discretionary (9.5%):
Comcast Corp., Class A	978,440	$50,644
Newell Rubbermaid, Inc.	513,000	15,446
News Corp., Class A (a)	1,434,600	24,417
PVH Corp.	247,600	31,091
Starbucks Corp.	201,000	14,195
		135,793
Consumer Staples (7.7%):
Anheuser-Busch InBev NV, ADR	193,600	20,487
CVS Caremark Corp.	197,000	14,326
The Procter & Gamble Co.	419,000	34,588
Wal-Mart Stores, Inc.	509,000	40,572
		109,973
Energy (9.5%):
Anadarko Petroleum Corp.	464,879	46,032
BP PLC, ADR	651,200	32,964
Chesapeake Energy Corp.	515,100	14,809
Occidental Petroleum Corp.	433,709	41,528
		135,333
Financials (15.4%):
Bank of America Corp.	2,746,000	41,574
Bank of New York Mellon Corp.	823,700	27,899
Capital One Financial Corp.	494,900	36,573
Citigroup, Inc.	964,650	46,216
JPMorgan Chase & Co.	636,530	35,633
MetLife, Inc.	587,480	30,755
		218,650
Health Care (12.6%):
Abbott Laboratories	551,000	21,346
Baxter International, Inc.	371,950	27,074
Eli Lilly & Co.	287,000	16,962
Merck & Co., Inc.	877,700	51,398
Pfizer, Inc.	1,210,860	37,876
Roche Holdings Ltd., ADR	693,600	25,420
		180,076
Industrials (15.9%):
C.H. Robinson Worldwide, Inc.	531,000	31,276
Danaher Corp.	384,842	28,240
Eaton Corp. PLC	170,600	12,392
General Dynamics Corp.	264,460	28,945
Koninklijke Philips NVR, NYS	822,400	26,284
Nielsen Holdings NV	668,000	31,363
Siemens AG, ADR	258,500	34,078
United Parcel Service, Inc., Class B	347,148	34,194
		226,772

See notes to financial statements.

5

The Victory Portfolios  Schedule of Portfolio Investments — continued
Diversified Stock Fund  April 30, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (21.5%):
Altera Corp.	822,000	$26,731
Apple, Inc.	88,300	52,105
Applied Materials, Inc.	1,541,200	29,375
Cisco Systems, Inc.	1,926,000	44,510
EMC Corp.	2,043,200	52,715
Google, Inc., Class A (a)	41,610	22,256
Google, Inc., Class C (a)	42,610	22,441
Intel Corp.	2,066,000	55,143
		305,276
Materials (5.6%):
Air Products & Chemicals, Inc.	324,200	38,099
Nucor Corp.	461,000	23,857
The Dow Chemical Co.	342,980	17,115
		79,071
Total Common Stocks (Cost $1,195,283)		1,390,944
Investment Companies (0.8%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	11,169,919	11,170
Total Investment Companies (Cost $11,170)		11,170
Total Investments (Cost $1,206,453) — 98.5%		1,402,114
Other assets in excess of liabilities — 1.5%		21,592
NET ASSETS — 100.00%		$1,423,706

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on 4/30/14.

ADR — American Depositary Receipt

NYS — New York Registered Shares

PLC — Public Liability Co.

See notes to financial statements.

6

Statement of Assets and Liabilities

The Victory Portfolios  April 30, 2014

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

Diversified Stock Fund
ASSETS:
Investments, at value (Cost $1,206,453)	$1,402,114
Dividends receivable	1,655
Receivable for capital shares issued	186
Receivable for investments sold	28,406
Reclaims receivable	33
Receivable from adviser	7
Prepaid expenses	95
Total Assets	1,432,496
LIABILITIES:
Payable for investments purchased	4,790
Payable for capital shares redeemed	2,596
Accrued expenses and other payables:
Investment advisory fees	737
Administration fees	128
Custodian fees	12
Transfer agent fees	121
Chief Compliance Officer fees	3
Trustees' fees	3
12b-1 fees	292
Other accrued expenses	108
Total Liabilities	8,790
NET ASSETS:
Capital	1,131,762
Accumulated undistributed net investment income	1,067
Accumulated net realized gains from investments	95,216
Net unrealized appreciation on investments	195,661
Net Assets	$1,423,706
Net Assets
Class A Shares	$859,845
Class C Shares	79,251
Class I Shares	337,571
Class R Shares	121,824
Class R6 Shares	51
Class Y Shares	25,164
Total	$1,423,706
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	39,242
Class C Shares	3,723
Class I Shares	15,419
Class R Shares	5,620
Class R6 Shares	2
Class Y Shares	1,148
Total	65,154
Net asset value, offering (except Class A Shares) and redemption price per share: (a)
Class A Shares	$21.91
Class C Shares (b)	$21.29
Class I Shares	$21.89
Class R Shares	$21.68
Class R6 Shares	$21.89
Class Y Shares	$21.91
Maximum sales charge — Class A Shares	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$23.25

(a)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(b)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

7

Statement of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2014

(Amounts in Thousands)  (Unaudited)

Diversified Stock Fund
Investment Income:
Dividend income	$15,109
Total Income	15,109
Expenses:
Investment advisory fees	4,668
Administration fees	806
12b-1 fees — Class A Shares	1,104
12b-1 fees — Class C Shares	404
12b-1 fees — Class R Shares	307
Custodian fees	63
Transfer agent fees	149
Transfer agent fees — Class A Shares	169
Transfer agent fees — Class C Shares	29
Transfer agent fees — Class I Shares	22
Transfer agent fees — Class R Shares	34
Transfer agent fees — Class R6 Shares (a)	— (b)
Transfer agent fees — Class Y Shares	15
Trustees' fees	92
Chief Compliance Officer fees	16
Legal and audit fees	129
State registration and filing fees	42
Other expenses	112
Total Expenses	8,161
Expenses waived/reimbursed by Adviser	(15)
Net Expenses	8,146
Net Investment Income	6,963
Realized/Unrealized Gains from Investment Transactions:
Net realized gains from investment transactions	95,663
Net change in unrealized appreciation/depreciation on investments	(11,870)
Net realized/unrealized gains on investments	83,793
Change in net assets resulting from operations	$90,756

(a)  Class R6 Shares commenced operations on March 3, 2014.

(b)  Rounds to less than $1.

See notes to financial statements.

8

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Diversified Stock Fund
	Six Months Ended April 30, 2014	Year Ended October 31, 2013
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$6,963	$19,803
Net realized gains from investment transactions	95,663	365,930
Net change in unrealized appreciation/depreciation on investments	(11,870)	97,208
Change in net assets resulting from operations	90,756	482,941
Distributions to Shareholders:
From net investment income:
Class A Shares	(3,720)	(11,976)
Class C Shares	(51)	(268)
Class I Shares	(2,075)	(5,917)
Class R Shares	(368)	(939)
Class R6 Shares (a)	— (b)	—
Class Y Shares (c)	(130)	(190)
From net realized gains:
Class A Shares	(16,247)	—
Class C Shares	(1,520)	—
Class I Shares	(7,097)	—
Class R Shares	(2,274)	—
Class Y Shares (c)	(447)	—
Change in net assets resulting from distributions to shareholders	(33,929)	(19,290)
Change in net assets from capital transactions	(181,380)	(787,930)
Change in net assets	(124,553)	(324,279)
Net Assets:
Beginning of period	1,548,259	1,872,538
End of period	$1,423,706	$1,548,259
Accumulated undistributed net investment income	$1,067	$448

(a)  Class R6 Shares commenced operations on March 3, 2014.

(b)  Rounds to less than $1.

(c)  Class Y Shares commenced operations on January 28, 2013.

See notes to financial statements.

9

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Diversified Stock Fund
	Six Months Ended April 30, 2014	Year Ended October 31, 2013
	(Unaudited)
Class A Shares
Proceeds from shares issued	$40,058	$106,581
Dividends reinvested	16,573	10,189
Cost of shares redeemed	(151,378)	(692,699)
Total Class A Shares	$(94,747)	$(575,929)
Class C Shares
Proceeds from shares issued	$2,815	$3,648
Dividends reinvested	1,013	167
Cost of shares redeemed	(9,577)	(15,496)
Total Class C Shares	$(5,749)	$(11,681)
Class I Shares
Proceeds from shares issued	$34,833	$51,627
Dividends reinvested	7,449	4,303
Cost of shares redeemed	(113,379)	(260,765)
Total Class I Shares	$(71,097)	$(204,835)
Class R Shares
Proceeds from shares issued	$4,417	$15,973
Dividends reinvested	2,513	894
Cost of shares redeemed	(15,758)	(33,186)
Total Class R Shares	$(8,828)	$(16,319)
Class R6 Shares (a)
Proceeds from shares issued	$50	$—
Dividends reinvested	— (b)	—
Total Class R6 Shares	$50	$—
Class Y Shares (c)
Proceeds from shares issued	$1,952	$26,749
Dividends reinvested	5	2
Cost of shares redeemed	(2,966)	(5,917)
Total Class Y Shares	$(1,009)	$20,834
Change in net assets from capital transactions	$(181,380)	$(787,930)
Share Transactions:
Class A Shares
Issued	1,861	5,764
Reinvested	763	568
Redeemed	(7,004)	(36,646)
Total Class A Shares	(4,380)	(30,314)
Class C Shares
Issued	134	199
Reinvested	48	10
Redeemed	(458)	(864)
Total Class C Shares	(276)	(655)
Class I Shares
Issued	1,617	2,824
Reinvested	343	238
Redeemed	(5,247)	(14,202)
Total Class I Shares	(3,287)	(11,140)
Class R Shares
Issued	208	851
Reinvested	117	50
Redeemed	(736)	(1,810)
Total Class R Shares	(411)	(909)
Class R6 Shares (a)
Issued	2	—
Reinvested	— (b)	—
Total Class R6 Shares	2	—
Class Y Shares (c)
Issued	90	1,506
Reinvested	— (b)	— (b)
Redeemed	(138)	(310)
Total Class Y Shares	(48)	1,196
Change in Shares	(8,400)	(41,822)

(a)  Class R6 Shares commenced operations on March 3, 2014.

(b)  Rounds to less than 1.

(c)  Class Y Shares commenced operations on January 28, 2013.
See notes to financial statements.

10

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class A Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$21.10	$16.26	$14.40	$14.47	$12.93		$12.20
Investment Activities:
Net investment income	0.10	0.21	0.14	0.13	0.12		0.12
Net realized and unrealized gains (losses) on investments	1.19	4.83	1.86	(0.08)	1.54		0.73
Total from Investment Activities	1.29	5.04	2.00	0.05	1.66		0.85
Distributions:
Net investment income	(0.09)	(0.20)	(0.14)	(0.12)	(0.12)		(0.12)
Net realized gains from investments	(0.39)	—	—	—	—		—
Total Distributions	(0.48)	(0.20)	(0.14)	(0.12)	(0.12)		(0.12)
Net Asset Value, End of Period	$21.91	$21.10	$16.26	$14.40	$14.47		$12.93
Total Return (excludes sales charge) (a)	6.13%	31.19%	14.00%	0.32%	12.87	%(b)	7.12%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$859,845	$920,589	$1,202,263	$1,907,016	$2,966,629		$3,304,413
Ratio of net expenses to average net assets (c)	1.10%	1.08%	1.09%	1.06%	1.06%		1.07%
Ratio of net investment income to average net assets (c)	0.93%	1.12%	0.92%	0.80%	0.86%		1.02%
Portfolio turnover (d)	38%	89%	87%	84%	87%		104%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

11

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class C Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$20.53	$15.83	$14.04	$14.12	$12.64		$11.92
Investment Activities:
Net investment income (loss)	0.01	0.04	0.01	(0.01)	—	(a)	0.03
Net realized and unrealized gains(losses) on investments	1.15	4.72	1.82	(0.05)	1.50		0.72
Total from Investment Activities	1.16	4.76	1.83	(0.06)	1.50		0.75
Distributions:
Net investment income	(0.01)	(0.06)	(0.04)	(0.02)	(0.02)		(0.03)
Net realized gains from investments	(0.39)	—	—	—	—		—
Total Distributions	(0.40)	(0.06)	(0.04)	(0.02)	(0.02)		(0.03)
Net Asset Value, End of Period	$21.29	$20.53	$15.83	$14.04	$14.12		$12.64
Total Return (excludes contingent deferred sales charge) (b)	5.67%	30.16%	13.02%	(0.44)%	11.89	%(c)	6.32%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$79,251	$82,069	$73,664	$87,817	$110,194		$123,091
Ratio of net expenses to average net assets (d)	1.90%	1.90%	1.93%	1.88%	1.87%		1.88%
Ratio of net investment income (loss) to average net assets (d)	0.13%	0.25%	0.06%	(0.03)%	0.05%		0.24%
Portfolio turnover (e)	38%	89%	87%	84%	87%		104%

(a)  Less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

12

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class I Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$21.08	$16.25	$14.39	$14.46	$12.92		$12.19
Investment Activities:
Net investment income	0.13	0.25	0.19	0.15	0.16		0.16
Net realized and unrealized gains(losses) on investments	1.19	4.83	1.86	(0.05)	1.54		0.73
Total from Investment Activities	1.32	5.08	2.05	0.10	1.70		0.89
Distributions:
Net investment income	(0.12)	(0.25)	(0.19)	(0.17)	(0.16)		(0.16)
Net realized gains from investments	(0.39)	—	—	—	—		—
Total Distributions	(0.51)	(0.25)	(0.19)	(0.17)	(0.16)		(0.16)
Net Asset Value, End of Period	$21.89	$21.08	$16.25	$14.39	$14.46		$12.92
Total Return (a)	6.27%	31.49%	14.33%	0.63%	13.21	%(b)	7.45%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$337,571	$394,394	$484,884	$713,829	$264,798		$240,602
Ratio of net expenses to average net assets (c)	0.83%	0.82%	0.82%	0.78%	0.76%		0.78%
Ratio of net investment income to average net assets (c)	1.20%	1.38%	1.20%	1.01%	1.18%		1.33%
Portfolio turnover (d)	38%	89%	87%	84%	87%		104%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

13

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class R Shares
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$20.89	$16.10	$14.26	$14.33	$12.81		$12.08
Investment Activities:
Net investment income	0.07	0.14	0.09	0.07	0.09		0.09
Net realized and unrealized gains (losses) on investments	1.17	4.80	1.85	(0.06)	1.52		0.73
Total from Investment Activities	1.24	4.94	1.94	0.01	1.61		0.82
Distributions:
Net investment income	(0.06)	(0.15)	(0.10)	(0.08)	(0.09)		(0.09)
Net realized gains from investments	(0.39)	—	—	—	—		—
Total Distributions	(0.45)	(0.15)	(0.10)	(0.08)	(0.09)		(0.09)
Net Asset Value, End of Period	$21.68	$20.89	$16.10	$14.26	$14.33		$12.81
Total Return (a)	5.97%	30.82%	13.69%	0.07%	12.61	%(b)	6.91%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$121,824	$125,974	$111,727	$135,607	$173,005		$168,316
Ratio of net expenses to average net assets (c)	1.38%	1.38%	1.38%	1.32%	1.27%		1.33%
Ratio of net investment income to average net assets (c)	0.65%	0.77%	0.61%	0.53%	0.65%		0.75%
Portfolio turnover (d)	38%	89%	87%	84%	87%		104%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

14

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

Diversified Stock Fund
Class R6 Shares
Period Ended April 30, 2014(a)
(Unaudited)
Net Asset Value, Beginning of Period	$21.45
Investment Activities:
Net investment income	0.05
Net realized and unrealized gains on investments	0.45
Total from Investment Activities	0.50
Distributions:
Net investment income	(0.06)
Total Distributions	(0.06)
Net Asset Value, End of Period	$21.89
Total Return (b)	2.35%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$51
Ratio of net expenses to average net assets (c)	0.78%
Ratio of net investment income to average net assets (c)	1.31%
Ratio of gross expenses to average net assets (c) (d)	32.99%
Ratio of net investment loss to average net assets (c) (d)	(30.90)%
Portfolio turnover (e)	38%

(a)  Class R6 Shares commenced operations on March 3, 2014.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

15

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class Y Shares
	Six Months Ended April 30, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$21.10	$17.66
Investment Activities:
Net investment income	0.13	0.16
Net realized and unrealized gains on investments	1.18	3.43
Total from Investment Activities	1.31	3.59
Distributions:
Net investment income	(0.11)	(0.15)
Net realized gains from investments	(0.39)	—
Total Distributions	(0.50)	(0.15)
Net Asset Value, End of Period	$21.91	$21.10
Total Return (b)	6.25%	20.41%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$25,164	$25,233
Ratio of net expenses to average net assets (c)	0.86%	0.86%
Ratio of net investment income to average net assets (c)	1.17%	1.06%
Ratio of gross expenses to average net assets (c) (d)	0.96%	1.01%
Ratio of net investment income to average net assets (c) (d)	1.07%	0.91%
Portfolio turnover (e)	38%	89%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

16

Notes to Financial Statements

The Victory Portfolios  April 30, 2014

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1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of April 30, 2014, the Trust offered shares of 16 funds. The accompanying financial statements are those of the Diversified Stock Fund (the "Fund").

The Fund is authorized to issue six classes of shares: Class A Shares, Class C Shares, Class I Shares, Class R Shares, Class R6 Shares and Class Y Shares. Each class of shares has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The Fund seeks to provide long-term growth of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or

17

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2014

(Unaudited)

system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the six months ended April 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2014, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (in thousands):

Investment	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
Common Stocks	$1,390,944	$—	$1,390,944
Investment Companies	—	11,170	11,170
Total	$1,390,944	$11,170	$1,402,114

There were no transfers between Level 1 and Level 2 as of April 30, 2014.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclass of market discounts and gain/loss), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital in the accompanying Statement of Assets and Liabilities.

18

Notes to Financial Statements — continued

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(Unaudited)

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Other:

Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to each fund in the Trust on the basis of relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, shareholder servicing, printing and 12b-1 fees.

Subsequent Events:

The Fund has evaluated subsequent events and there are no subsequent events to report.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 2014 were as follows for the Fund (in thousands):

Purchases*	Sales*
$556,864	$778,009

*There were no purchases or sales of U.S. Government Securities during the period.

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by Victory Capital Management, Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission (the "SEC"). The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the Fund's average daily net assets. The rate at which the Adviser is paid decreases at various levels as the Fund's assets grow. The investment advisory fees of the Fund are computed at rate of 0.65% of the first $800 million in average daily net assets, 0.60% of the average daily net assets above $800 million to $2.4 billion and 0.55% of the average daily net assets over $2.4 billion of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

KeyBank National Association ("KeyBank") serves as custodian of all the Trust's assets except the assets of the International Fund, International Select Fund, Global Equity Fund and Emerging Markets Small Cap Fund, for which Citibank, N.A. ("Citibank") serves as custodian and receives a fee. For its custody services to the Trust, The Victory Institutional Funds and The Victory Variable Insurance Funds (collectively, the "Victory Trusts"), KeyBank receives fees at an annualized rate

19

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2014

(Unaudited)

of 0.00774% of the Victory Trusts' aggregate average daily net assets, excluding the assets of the International Fund, International Select Fund, Global Equity Fund and Emerging Markets Small Cap Fund, plus applicable per transaction fees. The Victory Trust reimburses KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.108% of the first $8 billion in average daily net assets of the Trust and the Victory Variable Insurance Funds (collectively, the "Trusts"), 0.078% of the average daily net assets above $8 billion to $10 billion of the Trusts, 0.075% of the average daily net assets above $10 billion to $12 billion of the Trusts and 0.065% of the average daily net assets over $12 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citi also serves as the Funds' transfer agent. Under the Transfer Agent Agreement, Citi receives for its services an annual fee at a rate of 0.02% of the first $8 billion in average daily net assets of the Trusts, 0.015% of the average daily net assets above $8 billion to $16 billion of the Trusts, 0.01% of the average daily net assets above $16 billion to $20 billion of the Trusts and 0.005% of the average daily net assets over $20 billion of the Trusts.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of 0.50% of the average daily net assets of Class R Shares of the Fund and 1.00% of the average daily net assets of Class C Shares of the Fund. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R and Class C Shares of the Fund. For the six months ended April 30, 2014, the Fund paid affiliates of the Adviser or the Fund $46 thousand under the Distribution and Service Plans.

In addition, the Distributor and the transfer agent are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Fund. For the six months ended April 30, 2014, the Distributor received approximately $6 thousand from commissions earned on sales of Class A Shares and the transfer agent received $1 thousand from redemptions of Class C Shares of the Fund.

The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of April 30, 2014, the expense limits were as follows:

Class	Expense Limit(a)
Class R6 Shares	0.78%
Class Y Shares	0.86%

(a) In effect until at least February 28, 2017.

20

Notes to Financial Statements — continued

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(Unaudited)

The Fund has agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of April 30, 2014, the following amounts are available to be repaid to the Adviser. The amount repaid to the Adviser during the year, if any, is reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser."

Amount Waived or Reimbursed Available to Recoup	Expires October 31,
$29,169	2016
15,003	2017

The Adviser, Citi or other service providers may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time.

On December 1, 2006, VCM paid the Funds comprising the Trust approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds, BISYS Fund Services, Inc. ("BISYS") (BISYS' parent company, BISYS Group, Inc., was acquired by Citibank on August 1, 2007) and VCM, the sub-administrator and investment adviser, respectively, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures required additional disclosure to the Board at the time incurred. On July 29, 2010, Citibank paid approximately $4.1 million after the SEC approved the distribution plan that was in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to the same matters. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. The corresponding impact to the total return is disclosed in the Financial Highlights.

5.  Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit:

Effective December 31, 2013, the Victory Trusts (except Emerging Markets Small Cap Fund and Select Fund) participate in a short-term, demand note "Line of Credit" agreement with Citibank. Prior to December 31, 2013, the Victory Trusts (except International Fund, International Select Fund, and Global Equity Fund) held a similar credit facility with KeyCorp. Under the agreement, the Victory Trusts may borrow up to $100 million, of which $50 million is committed and $50 million is uncommitted. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.10% on $50 million for providing the Line of Credit. For the six months ended April 30, 2014, Keybank earned approximately $8 thousand and Citibank earned approximately $16 thousand for Line of Credit fees. Each fund in the Victory Trusts (except Emerging Markets Small Cap Fund and Select Fund) pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average loan for the days outstanding for the Fund during the six months ended April 30, 2014 was $1,465 thousand. The average interest

21

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2014

(Unaudited)

rate during the six months ended April 30, 2014 was 1.12%. As of April 30, 2014, the Fund had no loans outstanding with Citibank.

7.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending October 31, 2014.

The tax character of distributions paid during the fiscal year ended October 31, 2013 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$19,290	$—	$19,290

As of October 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows (in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ Depreciation*	Total Accumulated Earnings/ (Deficit)
$636	$27,585	$207,084	$235,305

*The difference between the book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

During the year ended October 31, 2013, the Fund utilized $293,390 thousand of capital loss carryforwards.

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation as of April 30, 2014, were as follows (in thousands):

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
$1,208,491	$202,789	$(9,166)	$193,623

22

  Supplemental Information
The Victory Portfolios  April 30, 2014

(Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently seven Trustees, six of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 16 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 62	Trustee	May 2005	Consultant (since 2006).	FBR Funds (2011-2012).
Nigel D. T. Andrews, 67	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Chemtura Corporation (2000-2010); Old Mutual plc (2002-2011); Old Mutual US Asset Management (since 2002).
E. Lee Beard, 62	Trustee	May 2005	Consultant, The Henlee Group, LLC (consulting) (since 2005).	Penn Millers Holding Corporation (January 2011-November 2011).
Sally M. Dungan, 60	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	ProCredit Holding Supervisory Board (2006-2011).
David L. Meyer, 57	Trustee.	December 2008	Retired.	None.

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(Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Leigh A. Wilson, 69	Chair and Trustee	November 1994	Private Investor.

Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation; Director, The Mutual Fund Directors Forum (2004-2013); Chair, Old Mutual Funds II (15 portfolios) (2005-2010); Trustee, Old Mutual Funds III (13 portfolios) (2007-2010).

Interested Trustee.
David C. Brown, 42	Trustee	May 2008

Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-July 2013), President — Investments and Operations (2010-2011), and Chief Operating Officer (2004-2011), the Adviser; Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Michael D. Policarpo, II, 40	President	May 2008

Chief Financial Officer (since February 2013), Senior Managing Director (2010-January 2013) and Managing Director (2005-2010), the Adviser; Chief Financial Officer and Treasurer (since 2013), Victory Capital Holdings, Inc.

Derrick A. MacDonald, 43	Vice President	August 2010	Director of Investment Operations & Technology, the Adviser (since 2008).
Christopher K. Dyer, 52	Secretary	February 2006	Director of Fund Administration, the Adviser.
Jay G. Baris, 60	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP (since 2011); Partner, Kramer Levin Naftalis & Frankel LLP (1994-2011).
Christopher E. Sabato, 45	Treasurer	May 2006	Senior Vice President, Financial Administration, Citi Fund Services, Inc.
Eric B. Phipps, 43	Anti-Money Laundering Compliance Officer and Identity Theft Officer	August 2010	Vice President and Chief Compliance Officer, CCO Services, Citi Fund Services, Inc. (since 2006).
Edward J. Veilleux, 70	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting).

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 through April 30, 2014.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period* 11/1/13-4/30/14	Expense Ratio During Period** 11/1/13-4/30/14
Class A Shares	$1,000.00	$1,061.30	$5.62	1.10%
Class C Shares	1,000.00	1,056.70	9.69	1.90%
Class I Shares	1,000.00	1,062.70	4.24	0.83%
Class R Shares	1,000.00	1,059.70	7.05	1.38%
Class R6 Shares (a)	1,000.00	1,023.50	1.28	0.78%
Class Y Shares	1,000.00	1,062.50	4.40	0.86%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

(a)  Information shown reflects values for the period March 3,2014 (commencement of operations) to April 30, 2014 and has been calculated using expense ratios and rates of return of the same period.

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

26

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(Unaudited)

ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period* 11/1/13-4/30/14	Expense Ratio During Period** 11/1/13-4/30/14
Class A Shares	$1,000.00	$1,019.34	$5.51	1.10%
Class C Shares	1,000.00	1,015.37	9.49	1.90%
Class I Shares	1,000.00	1,020.68	4.16	0.83%
Class R Shares	1,000.00	1,017.95	6.90	1.38%
Class R6 Shares	1,000.00	1,020.93	3.91	0.78%
Class Y Shares	1,000.00	1,020.53	4.31	0.86%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

Portfolio Holdings

(As a Percentage of Total Investments)

27

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VF-DSTK-SEMI (4/14)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)       Not applicable.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Portfolios

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Policarpo, II
Michael Policarpo, II, President
Date	June 26, 2014

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	June 25, 2014